SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R EQUITY FUNDS
SM&R FIXED INCOME FUNDS

SM&R EQUITY FUNDS:

SM&R ALGER TECHNOLOGY FUND
SM&R ALGER AGGRESSIVE GROWTH FUND
SM&R ALGER SMALL-CAP FUND
SM&R ALGER GROWTH FUND
SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND

SM&R FIXED INCOME FUNDS:

SM&R GOVERNMENT BOND FUND
SM&R TAX FREE FUND
SM&R PRIMARY FUND
SM&R MONEY MARKET FUND

"THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS."

SEMI-ANNUAL REPORT

FEBRUARY 28, 2003

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS February 28, 2003 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

COMMON STOCK

                                                                   SHARES      VALUE
COMMERCIAL SERVICES & SUPPLIES8.02%
Amdocs Limited*                                                       650   $    8,534
BISYS Group, Incorporated (The)*                                      930       14,545
First Data Corporation                                                270        9,356
                                                                            ----------
                                                                                32,435
COMMUNICATION EQUIPMENT--9.93%
Cisco Systems, Incorporated*                                        1,125       15,728
Comverse Technology, Incorporated*                                  1,125       11,475
Nokia Corporation ADR                                                 980       12,965
                                                                            ----------
                                                                                40,168
COMMUNICATIONS--0.90%
TMP Worldwide Incorporated*                                           400        3,660

COMPUTER RELATED & BUSINESS SERVICES--1.83%
EMC Corporation*                                                    1,000        7,390

COMPUTER SOFTWARE--0.88%
Legato Systems, Incorporated*                                         600        3,558

COMPUTERS & PERIPHERALS--5.27%
Dell Computer Corporation*                                            430       11,593
Sun Microsystems, Incorporated*                                     2,825        9,718
                                                                            ----------
                                                                                21,311
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.38%
Flextronics International Limited*                                  1,385       12,022
STMicroelectronics N.V. NYS                                           525        9,770
                                                                            ----------
                                                                                21,792
HEALTH CARE PROVIDER & SERVICES--0.95%
WebMD Corporation*                                                    400        3,836

HOTELS, RESTAURANTS & LEISURE--0.07%
Brinker International, Incorporated*                                   10          277

INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.27%
Accenture LTD (Class A)*                                              335        5,139

INTERNET & CATALOG RETAIL--12.21%
Alloy, Incorporated*                                                1,500        7,515
Amazon.com, Incorporated*                                             325        7,153
eBay Incorporated*                                                    170       13,331
NetFlix Incorporated*                                               1,250       21,388
                                                                            ----------
                                                                                49,387
INTERNET SOFTWARE & SERVICES--8.28%
Digital Insight Corporation*                                          100        1,000
Expedia, Incorporated (Class A)*                                      100        6,979
VeriSign, Incorporated*                                               500        3,855
WebEx Communication, Incorporated*                                    600        6,654
Yahoo! Incorporated*                                                  720       15,012
                                                                            ----------
                                                                                33,500
MEDIA--1.58%
Walt Disney Company (The)                                             375        6,398

SEMICONDUCTOR EQUIPMENT & PRODUCT--2.81%
Rambus Incorporated*                                                  750       11,385

SEMICONDUCTORS--20.74%
Altera Corporation*                                                   325   $    4,072
Analog Devices, Incorporated*                                         250        7,290
Applied Materials, Incorporated*                                      450        5,841
Fairchild Semiconductor Corporation
  (Class A)*                                                          690        8,390
Intel Corporation                                                     940       16,215
Intersil Corporation (Class A)*                                       635        9,938
LSI Logic Corporation*                                                665        2,953
Marvell Technology Group LTD*                                         285        5,871
Microchip Technology Incorporated                                     335        8,526
Taiwan Semiconductor Manufacturing
  Company LTD*                                                        470        3,332
Teradyne, Incorporated*                                               990       11,474
                                                                            ----------
                                                                                83,902
SOFTWARE--13.17%
Microsoft Corporation                                                 670       15,879
Oracle Corporation*                                                   805        9,628
Take-Two Interactive Software,
  Incorporated*                                                       800       16,728
VERITAS Software Corporation*                                         650       11,069
                                                                            ----------
                                                                                53,304
                 TOTAL COMMON STOCK--93.29%
                           (Cost $372,366)                                     377,442
                                                                            ----------

CASH EQUIVALENTS

SM&R Money Market Fund,
  0.75% (a)                                                        31,719       31,719
                                                                            ----------
              TOTAL CASH EQUIVALENTS--7.84%
                            (Cost $31,719)                                      31,719
                                                                            ----------
                 TOTAL INVESTMENTS--101.13%
                           (Cost $404,085)                                     409,161
                  LIABILITIES IN EXCESS OF
                      OTHER ASSETS--(1.13%)                                     (4,559)
                                                                            ----------
                        NET ASSETS--100.00%                                 $  404,602
                                                                            ==========

ABBREVIATIONS
ADR--American Depository Receipt
NYS--New York Shares
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)
SM&R ALGER TECHNOLOGY FUND

ASSETS
Investment in securities, at value (Cost $404,085)                                                       $     409,161
Prepaid expenses                                                                                                 6,356
Receivable for:
   Investment security sold                                                                                        488
   Capital stock sold                                                                                               73
   Dividends                                                                                                        72
   Expense reimbursement                                                                                         3,374
                                                                                                         -------------
                                                                                       TOTAL ASSETS            419,524
                                                                                                         -------------

LIABILITIES
Investment securitites purchased                                                                                 4,323
Accrued:
   Investment advisory fee                                                                                         396
   Service fee                                                                                                      73
   Distribution fee                                                                                                572
Other liabilities                                                                                                9,558
                                                                                                         -------------
                                                                                  TOTAL LIABILITIES             14,922
                                                                                                         -------------
                                                      NET ASSETS (applicable to shares outstanding)      $     404,602
                                                                                                         =============
NET ASSETS:
Class A                                                                                                  $     259,838
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $     144,764
----------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                      $     404,602
                                                                                                         =============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                              100,000,000
   Outstanding                                                                                                 148,539
----------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                              100,000,000
   Outstanding                                                                                                  80,736
----------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $        1.75
   Offering price per share: (Net Assets value of $1.75/95%)                                             $        1.84
----------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $        1.79
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2003 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                                                                $         535
Interest                                                                                                           170
                                                                                                         -------------
                                                                                TOTAL INVESTMENT INCOME            705
                                                                                                         -------------
EXPENSES
Investment advisory fees                                                                                         2,347
Service fees                                                                                                       435
Professional fees                                                                                                2,416
Custody and transaction fees                                                                                     8,081
Directors' fees                                                                                                  4,491
Qualification fees                                                                                               7,959
Shareholder reporting expenses                                                                                     566
Distribution fees                                                                                                1,042
Insurance expense                                                                                                  246
Other expenses                                                                                                       8
                                                                                                         -------------
                                                                                         TOTAL EXPENSES         27,591
                                                                               LESS EXPENSES REIMBURSED        (23,503)
                                                                                                         -------------
                                                                                           NET EXPENSES          4,088
                                                                                                         -------------
INVESTMENT LOSS--NET                                                                                            (3,383)
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                            (36,306)
   Change in unrealized appreciation of investments for the period                                              61,425
                                                                                                         -------------
NET GAIN ON INVESTMENTS                                                                                         25,119
                                                                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $      21,736
                                                                                                         =============

STATEMENT OF CHANGES IN NET ASSETS

                                                                        (UNAUDITED)             YEAR
                                                                     SIX MONTHS ENDED           ENDED
                                                                        FEBRUARY 28,          AUGUST 31,
                                                                     -----------------    -----------------
                                                                            2003                2002
                                                                     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                              $          (3,383)   $         (32,896)
   Net realized loss on investments                                            (36,306)            (214,084)
   Change in unrealized appreciation                                            61,425                  862
                                                                     -----------------    -----------------
   Net increase (decrease) in net assets resulting from operations              21,736             (246,118)
                                                                     -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                        --                   --
     Class B                                                                        --                   --
                                                                     -----------------    -----------------
     Total distributions to shareholders                                            --                   --
                                                                     -----------------    -----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                    96,535               53,340
     Class B                                                                     4,803              161,747
                                                                     -----------------    -----------------
     Total net capital share transactions                                      101,338              215,087
                                                                     -----------------    -----------------
TOTAL INCREASE (DECREASE)                                                      123,074              (31,031)
NET ASSETS
   Beginning of Period                                                         281,528              312,559
                                                                     -----------------    -----------------
   End of Period                                                     $         404,602    $         281,528
                                                                     =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER TECHNOLOGY FUND

                                                                                 CLASS A SHARES
                                                                -------------------------------------------
                                                                  (UNAUDITED)
                                                                  SIX MONTHS
                                                                     ENDED              YEAR ENDED
                                                                  FEBRUARY 28,          AUGUST 31,
                                                                --------------    -------------------------
                                                                     2003             2002          2001
                                                                --------------    -----------    ----------
    Net Asset Value, Beginning of Period                        $         1.67    $      3.24    $    10.00
    Investment income (loss)--net                                         0.12          (0.12)        (0.37)
    Net realized and unrealized gain (loss) on investment                (0.04)         (1.45)        (6.39)
                                                                --------------    -----------    ----------
                Total from Investment Operation                           0.08          (1.57)        (6.76)
    Less distributions from Investment income--net                          --             --            --
                                                                --------------    -----------    ----------
                    Total Distribution                                    0.00           0.00          0.00
                                                                --------------    -----------    ----------
    Net Asset Value, End of Period                              $         1.75    $      1.67    $     3.24
                                                                ==============    ===========    ==========
                            Total Return (1)                              0.57%**      (48.46)%      (67.60)%
                                                                ==============    ===========    ==========
    RATIOS (IN PERCENTAGES)/ SUPPLEMENTAL DATA
    Net Assets, end of period                                   $      259,838    $   150,553    $  230,327
    Ratio of expenses with reimbursement to
       average net assets (2)                                             2.10*%         8.51%        10.97%
    Ratio of expenses without reimbursement
       to average net assets                                             14.66*%        12.19%        10.97%
    Ratio of net investment loss to average net assets                   (1.70)%*       (8.30)%      (10.32)%
    Portfolio turnover rate                                             159.64%        301.01%       440.50%

                                                                                 CLASS B SHARES
                                                                -------------------------------------------
                                                                  (UNAUDITED)
                                                                  SIX MONTHS
                                                                     ENDED              YEAR ENDED
                                                                  FEBRUARY 28,          AUGUST 31,
                                                                --------------    -------------------------
                                                                     2003             2002          2001
                                                                --------------    -----------    ----------
    Net Asset Value, Beginning of Period                        $         1.68    $      3.25    $    10.00
    Investment income (loss)-- net                                       (0.02)         (0.03)        (0.24)
    Net realized and unrealized gain (loss) on                            0.13          (1.54)        (6.51)
                                                                --------------    -----------    ----------
    Total from Investment Operation                                       0.11          (1.57)        (6.75)
    Less distributions from Investment income--net                          --             --            --
                                                                --------------    -----------    ----------
    Total Distribution                                                    0.00           0.00          0.00
                                                                --------------    -----------    ----------
    Net Asset Value, End of Period                              $         1.79    $      1.68    $     3.25
                                                                ==============    ===========    ==========
    Total Return (1)                                                      2.29**%      (48.31)%      (67.50%)
                                                                ==============    ===========    ==========
    RATIOS (IN PERCENTAGES)/ SUPPLEMENTAL
      DATA
    Net Assets, end of period                                   $      144,764  $     130,975    $   82,232
    Ratio of expenses with reimbursement to
       average net assets (2)                                             2.75*%         9.42%        14.71%
    Ratio of expenses without reimbursement
       to average net assets                                             17.74*%        14.23%        14.71%
    Ratio of net investment loss to average net                          (2.34)%*       (9.22)%      (14.21%)
    Portfolio turnover rate                                             159.64%         301.01%       440.50%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 2.10% for class A and 2.75% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK

                                                         SHARES     VALUE
Amgen Incorporated*                                         850  $    46,444
Biogen, Incorporated*                                       750       26,655
                                                                 -----------
                                                                      73,099
COMMERCIAL SERVICES & SUPPLIES0.85%
Apollo Group, Incorporated (Class A)*                       200        9,268

COMMUNICATION EQUIPMENT--4.03%
CIENA Corporation*                                        2,000       10,840
Cisco Systems, Incorporated*                              1,450       20,271
Juniper Networks, Incorporated*                           1,400       12,586
                                                                 -----------
                                                                      43,697
COMMUNICATIONS--1.33%
Vodafone Group PLC ADR                                      800       14,480

COMPUTER RELATED & BUSINESS SERVICES--1.43%
EMC Corporation*                                          2,100       15,519

CONSUMER PRODUCTS--1.11%
Gillette Company (The)                                      400       12,076

DIVERSIFIED FINANCIALS--5.43%
Citigroup, Incorporated                                   1,000       33,340
Merrill Lynch & Company, Incorporated                       350       11,928
SLM Corporation                                             125       13,619
                                                                 -----------
                                                                      58,887
ELECTRONICS--1.98%
KLA-Tencor Corporation*                                     600       21,450

ENERGY EQUIPMENT & SERVICES--2.60%
Cooper Cameron Corporation*                                 250       13,000
Halliburton Company                                         750       15,195
                                                                 -----------
                                                                      28,195
FOOD & BEVERAGES--0.93%
Coca-Cola Company                                           250       10,055

HEALTH CARE EQUIPMENT & SUPPLIES--7.96%
Alcon, Incorporated*                                        400       15,660
Varian Medical Systems, Incorporated*                       200       10,110
Wyeth                                                       900       31,725
Zimmer Holdings, Incorporated*                              650       28,854
                                                                 -----------
                                                                      86,349
HEALTH CARE FACILITIES--3.21%
Boston Scientific Corporation*                              790       34,894

HOTELS, RESTAURANTS & LEISURE--0.65%
Starbucks Corporation*                                      300        7,035

INDUSTRIAL CONGLOMERATES--2.44%
General Electric Company                                  1,100       26,455

INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.62%
Affiliated Computer Services, Incorporated
  (Class A)*                                                150        6,724

INSURANCE--2.74%
AFLAC Incorporated                                          400  $    12,500
American International Group,
  Incorporated                                              350       17,251
                                                                 -----------
                                                                      29,751
INTERNET & CATALOG RETAIL--3.07%
eBay Incorporated*                                          425       33,329

INTERNET SOFTWARE & SERVICES--2.02%
Yahoo! Incorporated*                                      1,050       21,892

LEISURE & ENTERTAINMENT--1.27%
International Game Technology*                              175       13,752

MACHINERY--0.60%
Danaher Corporation                                         100        6,502

MEDIA--4.43%
AOL Time Warner Incorporated*                             1,100       12,452
Liberty Media Corporation (Class A)*                      1,000        9,190
Tribune Company                                             300       13,455
Viacom Incorporated (Class B)*                              350       12,995
                                                                 -----------
                                                                      48,092

MEDICAL SERVICES--1.25%
Gilead Sciences, Incorporated*                              400       13,600

MULTILINE RETAIL--1.04%
Wal-Mart Stores, Incorporated                               235       11,294

PHARMACEUTICALS--13.34%
Allergan, Incorporated                                      200       12,840
Barr Laboratories, Incorporated*                            100        7,791
Forest Laboratories, Incorporated*                          700       34,860
Johnson & Johnson                                           350       18,357
Merck & Company, Incorporated                               550       29,013
Pharmacia Corporation                                       650       26,858
Teva Pharmaceutical Industries LTD ADR                      400       15,112
                                                                 -----------
                                                                     144,831
RETAILING--2.52%
Gap, Incorporated (The)                                   2,100       27,384

SEMICONDUCTORS--7.57%
Intersil Corporation (Class A)*                           1,400       21,910
Maxim Intergrated Products, Incorporated                  1,000       34,540
National Semiconductor Corporation*                       1,500       25,695
                                                                 -----------
                                                                      82,145

SOFTWARE--7.27%
Microsoft Corporation                                     1,460       34,602
Oracle Corporation*                                       3,700       44,252
                                                                 -----------
                                                                      78,854

COMMON STOCK

                                                         SHARES     VALUE
SPECIALTY RETAIL--4.96%
Abercrombie & Fitch Company (Class A)*                    1,195  $    32,863
Bed Bath & Beyond Incorporated*                             150        4,956
Best Buy Company, Incorporated*                             550       15,988
                                                                 -----------
                                                                      53,807
                                                                 -----------
                 TOTAL COMMON STOCK--93.38%
                         (Cost $1,019,405)                         1,013,416
                                                                 -----------
CASH EQUIVALENTS

SM&R Money Market Fund,0.75% (a)                         74,722       74,722
                                                                 -----------
              TOTAL CASH EQUIVALENTS--6.89%
                            (Cost $74,722)                            74,722
                                                                 -----------
                 TOTAL INVESTMENTS--100.27%
                         (Cost $1,094,127)                         1,088,138
                  LIABILITIES IN EXCESS OF
                      OTHER ASSETS--(0.27%)                           (2,956)
                                                                 -----------
                        NET ASSETS--100.00%                      $ 1,085,182
                                                                 ===========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investment in securities, at value (Cost $1,094,127)                                                    $   1,088,138
Cash                                                                                                             1,586
Prepaid expenses                                                                                                 6,554
Receivable for:
   Capital stock sold                                                                                              165
   Dividends                                                                                                       800
   Expense reimbursement                                                                                         3,291
                                                                                                        --------------
                                                                                           TOTAL ASSETS      1,100,534
                                                                                                        --------------
LIABILITIES
Investment securities purchased                                                                                  3,959
Accrued:
   Investment advisory fee                                                                                         857
   Service fee                                                                                                     204
   Distribution fee                                                                                              1,472
Other liabilities                                                                                                8,860
                                                                                                        --------------
                                                                                      TOTAL LIABILITIES         15,352
                                                                                                        --------------
                                                          NET ASSETS (applicable to shares outstanding) $    1,085,182
                                                                                                        ==============
NET ASSETS:
Class A                                                                                                 $      759,735
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                                 $      325,447
----------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                     $    1,085,182
                                                                                                        ==============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                              100,000,000
   Outstanding                                                                                                 191,146
----------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                              100,000,000
   Outstanding                                                                                                  83,197
----------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                       $         3.97
   Offering price per share: (Net Assets value of $3.97/95%)                                            $         4.18
----------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                         $         3.91
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                               $        2,282
Interest                                                                                                           598
                                                                                                        --------------
                                                                                TOTAL INVESTMENT INCOME          2,880
                                                                                                        --------------
EXPENSES
Investment advisory fees                                                                                         5,423
Service fees                                                                                                     1,291
Professional fees                                                                                                2,186
Custody and transaction fees                                                                                     7,041
Directors' fees                                                                                                  4,491
Qualification fees                                                                                               7,643
Shareholder reporting expenses                                                                                   1,034
Distribution fees                                                                                                2,833
Insurance expenses                                                                                                 536
Other expenses                                                                                                       8
                                                                                                        --------------
                                                                                         TOTAL EXPENSES         32,486
                                                                               LESS EXPENSES REIMBURSED        (21,908)
                                                                                                        --------------
                                                                                           NET EXPENSES         10,578
                                                                                                        --------------
INVESTMENT LOSS--NET                                                                                            (7,698)
                                                                                                        --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                           (148,769)
   Change in unrealized appreciation of investments for the period                                              87,194
                                                                                                        --------------
NET LOSS ON INVESTMENTS                                                                                        (61,575)
                                                                                                        --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $      (69,273)
                                                                                                        ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    (UNAUDITED)           YEAR
                                                                                  SIX MONTHS ENDED        ENDED
                                                                                    FEBRUARY 28,        AUGUST 31,
                                                                                  ----------------   ----------------
                                                                                        2003              2002
                                                                                  ----------------   ----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $         (7,698)  $        (42,549)
   Net realized loss on investments                                                       (148,769)          (274,138)
   Change in unrealized appreciation (depreciation)                                         87,194            (39,028)
                                                                                  ----------------   ----------------
   Net decrease in net assets resulting from operations                                    (69,273)          (355,715)
                                                                                  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                    --                 --
     Class B                                                                                    --                 --
                                                                                  ----------------   ----------------
     Total distributions to shareholders                                                        --                 --
                                                                                  ----------------   ----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                               140,548            408,251
     Class B                                                                                18,671            224,656
                                                                                  ----------------   ----------------
     Total net capital share transactions                                                  159,219            632,907
                                                                                  ----------------   ----------------
TOTAL INCREASE                                                                              89,946            277,192
NET ASSETS
   Beginning of Period                                                                     995,236            718,044
                                                                                  ----------------   ----------------
   End of Period                                                                  $      1,085,182   $        995,236
                                                                                  ================   ================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                                     CLASS A SHARES
                                                             -------------------------------------------------------------
                                                                (UNAUDITED)
                                                                SIX MONTHS
                                                                   ENDED                         YEAR ENDED
                                                                FEBRUARY 28,                      AUGUST 31,
                                                             -----------------      --------------------------------------
                                                                    2003                  2002                  2001
                                                             -----------------      -----------------    -----------------
    Net Asset Value, Beginning of Period                     $            4.24      $            5.91    $           10.00
    Investment income (loss)--net                                         0.01                  (0.05)               (0.25)
    Net realized and unrealized loss on investments                      (0.28)                 (1.62)               (3.84)
                                                             -----------------      -----------------    -----------------
        Total from Investment Operations                                 (0.27)                 (1.67)               (4.09)
    Less distributions from
       Investment income--net                                               --                     --                   --
                                                             -----------------      -----------------    -----------------
                     Total Distributions                                  0.00                   0.00                 0.00
                                                             -----------------      -----------------    -----------------
     Net Asset Value, End of Period                          $            3.97      $            4.24    $            5.91
                                                             =================      =================    =================
                        Total Return (1)                                 (8.10)%**             (28.26)%             (40.90)%
                                                             =================      =================    =================
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period                                $         759,735      $         666,982    $         487,497
    Ratio of expenses with reimbursement to
     average net assets (2)                                               1.85%*                 4.48%                6.85%
    Ratio of expenses without reimbursement to
     average net assets                                                   5.70%*                 6.01%                6.85%
    Ratio of net investment loss to average net assets                   (1.30)%*               (3.99)%              (5.59)%
    Portfolio turnover rate                                              92.33%                177.62%               70.58%

                                                                                     CLASS B SHARES
                                                             -------------------------------------------------------------
                                                                (UNAUDITED)
                                                                SIX MONTHS
                                                                   ENDED                         YEAR ENDED
                                                                FEBRUARY 28,                      AUGUST 31,
                                                             -----------------      --------------------------------------
                                                                    2003                  2002                  2001
                                                             -----------------      -----------------    -----------------
    Net Asset Value, Beginning of Period                     $            4.19      $            5.89    $           10.00
    Investment income (loss) net                                         (0.04)                 (0.12)               (0.18)
    Net realized and unrealized loss on investments                      (0.24)                 (1.58)               (3.93)
                                                             -----------------      -----------------    -----------------
        Total from Investment Operations                                 (0.28)                 (1.70)               (4.11)
    Less distributions from
       Investment income--net                                               --                     --                   --
                                                             -----------------      -----------------    -----------------
                     Total Distributions                                  0.00                   0.00                 0.00
                                                             -----------------      -----------------    -----------------
     Net Asset Value, End of Period                          $            3.91      $            4.19    $            5.89
                                                             =================      =================    =================
                        Total Return (1)                                 (8.43)%**             (28.86)%             (41.10)%
                                                             =================      =================    =================
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period                                $         325,477      $         328,254    $         230,547
    Ratio of expenses with reimbursement to
     average net assets (2)                                               2.50%*                 5.56%                7.25%
    Ratio of expenses without reimbursement to
     average net assets                                                   7.66%*                 7.78%                7.25%
    Ratio of net investment loss to average net assets                   (1.94)%*               (5.08)%              (6.12)%
    Portfolio turnover rate                                              92.33%                177.62%               70.58%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.85% for class A and 2.50% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R ALGER SMALL-CAP FUND

COMMON STOCK

                                                                                      SHARES       VALUE
AEROSPACE & DEFENSE--1.35%
Alliant Techsystems Incorporated*                                                         230   $    11,109

AGRICULTURE--0.61%
AGCO Corporation*                                                                         310         5,034

AUTOMOTIVE--0.61%
Winnebago Industries, Incorporated                                                        170         4,990

AUTO COMPONENTS--0.95%
BorgWarner, Incorporated                                                                  150         7,833

BANKS--5.89%
Brookline Bancorp, Incorporated                                                           500         6,250
City National Corporation                                                                 190         8,846
First Niagra Financial Group, Incorporated                                                550         6,138
Independence Commuinty Bank Corporation                                                   280         7,274
Investors Financial Services Corporation                                                  290         7,250
UCBH Holdings, Incorporated                                                               300        12,630
                                                                                                -----------
                                                                                                     48,388

BEVERAGES--1.29%
Constellation Brands,
  Incorporated (Class A)*                                                                 430        10,591

BIO TECHNOLOGY--2.69%
Affymetrix, Incorporated*                                                                 360         9,504
Alkermes, Incorporated*                                                                   550         4,367
Neurocrine Biosciences, Incorporated*                                                     100         4,213
Trimeris, Incorporated*                                                                   100         4,002
                                                                                                -----------
                                                                                                     22,086

BROADCASTING--0.75%
Radio One, Incorporated (Class A)*                                                        440         6,186

BUSINESS SERVICES--0.79%
Rent-A-Center, Incorporated*                                                              130         6,494

COMMERCIAL SERVICES & SUPPLIES--7.35%
Amdocs Limited*                                                                           870        11,423
BISYS Group, Incorporated (The)*                                                          810        12,668
Career Education Corporation*                                                             140         6,510
ChoicePoint Incorporated*                                                                 213         7,189
Corinthian Colleges, Incorporated*                                                        340        12,743
Education Management Corporation*                                                         260         9,849
                                                                                                -----------
                                                                                                     60,382

COMMUNICATIONS--0.59%
TMP Worldwide Incorporated*                                                               500         4,575

COMMUNICATION EQUIPMENT--2.06%
Emulex Corporation*                                                                       300         5,391
NetScreen Technologies, Incorporated*                                                     250         4,882
Power Intergrations, Incorporated*                                                        320         6,666
                                                                                                -----------
                                                                                                     16,939

COMPUTER SOFTWARE--2.07%
Borland Software Corporation*                                                             775   $     7,820
Manhattan Associates, Incorporated*                                                       450         9,180
                                                                                                -----------
                                                                                                     17,000

COMPUTER RELATED & BUSINESS SERVICES--0.88%
Western Digital Corporation*                                                              890         7,236

DIVERSIFIED FINANCIALS--4.18%
Affiliated Managers Group, Incorporated*                                                  225         9,542
Doral Financial Corporation                                                               425        13,774
Federal Agricultural Mortgage
  Corporation (Class C)*                                                                  205         4,930
LaBranche & Company Incorporated                                                          300         6,096
                                                                                                -----------
                                                                                                     34,342

DIVERSIFIED TELECOMMUNICATIONS SERVICES--0.92%
Commonwealth Telephone
  Enterprises, Incorporated*                                                              200         7,552

ELECTRICAL EQUIPMENT--1.28%
AMETEK, Incorporated                                                                      320        10,554

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.51%
Benchmark Electronics, Incorporated*                                                      230         8,013
FLIR Systems, Incorporated*                                                               100         4,421
                                                                                                -----------
                                                                                                     12,434

ENERGY EQUIPMENT & SERVICES--2.86%
Cooper Cameron Corporation*                                                               210        10,920
Smith International, Incorporated*                                                        360        12,550
                                                                                                -----------
                                                                                                     23,470

FOODS & BEVERAGES--1.21%
American Italian Pasta Company (Class A)*                                                 240         9,962

HEALTH CARE ADMINISTRATIVE SERVICES--0.74%
Hewitt Associates, Incorporated (Class A)*                                                220         6,048

HEALTH CARE EQUIPMENT & SUPPLIES--3.49%
Bio-Rad Laboratories,
  Incorporated (Class A)*                                                                  85         3,056
Edwards Lifesciences Corporation*                                                         230         6,120
Respironics, Incorporated*                                                                280         8,694
STERIS Corporation*                                                                       430        10,857
                                                                                                -----------
                                                                                                     28,727

HEALTH CARE PROVIDER & SERVICES--5.17%
Accredo Health, Incorporated*                                                             260         6,175
Covance Incorporated*                                                                     425        10,009
LifePoint Hospitals, Incorporated*                                                        330         6,996
Mid Atlantic Medical Services, Incorporated*                                              340        12,155
VCA Antech, Incorporated*                                                                 450         7,151
                                                                                                -----------
                                                                                                     42,486

COMMON STOCK

                                                                                      SHARES       VALUE
HOTELS, RESTAURANTS & LEISURE--5.29%
Alliance Gaming Corporation*                                                              820   $    11,972
Applebee's International, Incorporated                                                    407        10,435
California Pizza Kitchen, Incorporated*                                                   420        10,391
Station Casinos, Incorporated*                                                            590        10,708
                                                                                                -----------
                                                                                                     43,506

INFORMATION TECHNOLOGY CONSULTING & SERVICES--3.62%
Acxion Corporation*                                                                       450         6,867
CACI International Incorporated (Class A)*                                                220         7,451
Cognizant Technology Solutions
  Corporation*                                                                             70         4,914
Veridian Corporation*                                                                     530        10,563
                                                                                                -----------
                                                                                                     29,795

INSURANCE--4.36%
Arch Capital Group LTD*                                                                   370        11,566
Hilb, Rogal and Hamilton Company                                                          220         6,541
RenaissanceRE Holdings LTD                                                                260         9,641
W.R. Berkley Corporation                                                                  200         8,120
                                                                                                -----------
                                                                                                     35,868

INTERNET SOFTWARE & SERVICES--0.76%
Digital Insight Corporation*                                                              200         2,000
Websense, Incorporated*                                                                   300         4,248
                                                                                                -----------
                                                                                                      6,248

MACHINERY--2.46%
Actuant Corporation (Class A)*                                                            300        11,100
Pentair, Incorporated                                                                     250         9,088
                                                                                                -----------
                                                                                                     20,188

MEDIA--1.77%
Entercom Communications Corporation*                                                      125         5,780
Media General, Incorporated (Class A)                                                     175         8,767
                                                                                                -----------
                                                                                                     14,547

MEDICAL DEVICES--1.63%
CTI Molecular Imaging, Incorporated*                                                      420         8,177
Wright Medical Group, Incorporated*                                                       320         5,219
                                                                                                -----------
                                                                                                     13,396

OIL & GAS--2.84%
Noble Energy, Incorporated                                                                290        10,237
Pogo Producing Company                                                                    330        13,118
                                                                                                -----------
                                                                                                     23,355

PHARMACEUTICALS--5.21%
Charles River Laboratories
  International, Incorporated*                                                            345   $    10,319
IVAX Corporation*                                                                         450         5,081
Millennium Pharmaceuticals, Incorporated*                                                 800         5,728
NPS Pharmaceuticals, Incorporated*                                                        330         5,729
Pharmaceuticals Resources,
  Incorporated*                                                                           240         8,988
Scios Incorporated*                                                                       160         6,982
                                                                                                -----------
                                                                                                     42,827

RAILROADS--1.07%
Hunt (J.B.) Transport Services,
  Incorporated*                                                                           360         8,834

SEMICONDUCTORS--8.16%
Cymer, Incorporated*                                                                      240         7,248
Fair, Isaac & Company, Incorporated                                                       260        12,698
Fairchild Semiconductor
  Corporation (Class A)*                                                                  700         8,512
Integrated Circuit Systems, Incorporated*                                                 390         9,305
International Rectifier Corporation*                                                      390         8,717
Marvell Technology Group LTD*                                                             320         6,592
Semtech Corporation*                                                                      460         6,753
Varian Semiconductor Equipment
  Associates, Incorporated*                                                               280         7,210
                                                                                                -----------
                                                                                                     67,035

SOFTWARE--4.17%
Business Objects S.A. ADR*                                                                680        11,696
Cerner Corporation*                                                                       225         7,475
J.D. Edwards & Company*                                                                   750         8,993
Synopsys, Incorporated*                                                                   150         6,117
                                                                                                -----------
                                                                                                     34,281

SPECIALTY RETAIL--3.22%
AnnTaylor Stores Corporation*                                                             335         6,499
Chico's FAS, Incorporated*                                                                440         7,951
Hollywood Entertainment Corporation*                                                      450         6,327
Urban Outfitters, Incorporated*                                                           300         5,679
                                                                                                -----------
                                                                                                     26,456

TEXTILES, APPAREL & LUXURY GOODS--1.09%
Coach, Incorporated*                                                                      250         8,933

TRANSPORTATION--1.32%
Pacer International, Incorporated*                                                        790        10,823
                                                                                                -----------
                 TOTAL COMMON STOCK--96.21%
                           (Cost $810,846)                                                          790,510
                                                                                                -----------

CASH EQUIVALENTS

                                                                                      SHARES       VALUE
SM&R Money Market Fund,
0.75% (a)                                                                              40,294   $    40,294
                                                                                                -----------
              TOTAL CASH EQUIVALENTS--4.90%
                            (Cost $40,294)                                                           40,294
                                                                                                -----------
                 TOTAL INVESTMENTS--101.11%
                           (Cost $851,140)                                                          830,804
                 LIABILITIES IN EXCESS OF
                      OTHER ASSETS--(1.11%)                                                          (9,095)
                                                                                                -----------
                        NET ASSETS--100.00%                                                     $   821,709
                                                                                                ===========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R ALGER SMALL-CAP FUND

ASSETS
Investment in securities, at value (Cost $851,140)                                                       $    830,804
Prepaid expenses                                                                                                6,462
Receivable for:
   Investment security sold                                                                                    18,624
   Capital stock sold                                                                                              75
   Dividends                                                                                                      137
   Expense reimbursement                                                                                        3,845
                                                                                                         ------------
                                                                                           TOTAL ASSETS       859,947
                                                                                                         ------------
LIABILITIES
Investment securities purchased                                                                                10,474
Accrued:
   Investment advisory fee                                                                                        634
   Service fee                                                                                                    158
   Distribution fee                                                                                             1,128
Other liabilities                                                                                              25,844
                                                                                                         ------------
                                                                                      TOTAL LIABILITIES        38,238
                                                                                                         ------------
                                                          NET ASSETS (applicable to shares outstanding)  $    821,709
                                                                                                         ============
NET ASSETS:
Class A                                                                                                  $    576,231
---------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $    245,478
---------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                      $    821,709
                                                                                                         ============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                             100,000,000
   Outstanding                                                                                                140,584
---------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                             100,000,000
   Outstanding                                                                                                 59,719
---------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $       4.10
   Offering price per share: (Net Assets value of $4.10/95%)                                             $       4.32
---------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $       4.11
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited)

SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                                                                $        817
Interest                                                                                                          283
                                                                                                         ------------
                                                                                TOTAL INVESTMENT INCOME         1,100
                                                                                                         ------------
EXPENSES
Investment advisory fees                                                                                        3,642
Service fees                                                                                                      911
Professional fees                                                                                               2,596
Custody and transaction fees                                                                                    9,067
Directors' fees                                                                                                 4,491
Qualification fees                                                                                              8,038
Shareholder reporting expenses                                                                                    676
Distribution fees                                                                                               1,972
Insurance expenses                                                                                                382
Other expenses                                                                                                      8
                                                                                                         ------------
                                                                                         TOTAL EXPENSES        31,783
                                                                               LESS EXPENSES REIMBURSED       (24,184)
                                                                                                         ------------
                                                                                           NET EXPENSES         7,599
                                                                                                         ------------
INVESTMENT LOSS--NET                                                                                           (6,499)
                                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                           (74,399)
   Change in unrealized appreciation of investments for the period                                             30,237
                                                                                                         ------------
NET LOSS ON INVESTMENTS                                                                                       (44,162)
                                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $    (50,661)
                                                                                                         ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)            YEAR
                                                                                  SIX MONTHS ENDED          ENDED
                                                                                     FEBRUARY 28,         AUGUST 31,
                                                                                  -----------------   -----------------
                                                                                         2003               2002
                                                                                  -----------------   -----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $          (6,499)  $         (38,217)
   Net realized loss on investments                                                         (74,399)            (99,481)
   Change in unrealized appreciation (depreciation)                                          30,237             (20,128)
                                                                                  -----------------   -----------------
   Net decrease in net assets resulting from operations                                     (50,661)           (157,826)
                                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                     --                  --
     Class B                                                                                     --                  --
                                                                                  -----------------   -----------------
     Total distributions to shareholders                                                         --                  --
                                                                                  -----------------   -----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                176,347             239,983
     Class B                                                                                 52,356              94,722
                                                                                  -----------------   -----------------
     Total net capital share transactions                                                   228,703             334,705
                                                                                  -----------------   -----------------
TOTAL INCREASE                                                                              178,042             176,879
NET ASSETS
   Beginning of Period                                                                      643,667             466,788
                                                                                  -----------------   -----------------
   End of Period                                                                  $         821,709   $         643,667
                                                                                  =================   =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER SMALL-CAP FUND

                                                                                        CLASS A SHARES
                                                                 ---------------------------------------------------------
                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                      AUGUST 31,
                                                                 ---------------       -----------------------------------
                                                                       2003                  2002                  2001
                                                                 ---------------       ---------------     ---------------
    Net Asset Value, Beginning of Period                         $          4.33       $          5.54     $         10.00
    Investment income (loss)--net                                           0.06                 (0.20)              (0.55)
    Net realized and unrealized loss on investments                        (0.29)                (1.01)              (3.91)
                                                                 ---------------       ---------------     ---------------
                Total from Investment Operations                           (0.23)                (1.21)              (4.46)
    Less distributions from
       Investment income--net                                                 --                    --                  --
                                                                 ---------------       ---------------     ---------------
                             Total Distributions                            0.00                  0.00                0.00
                                                                 ---------------       ---------------     ---------------
    Net Asset Value, End of Period                               $          4.10       $          4.33     $          5.54
                                                                 ===============       ===============     ===============
                                Total Return (1)                           (5.53)%**            (21.84)%            (44.60)%
                                                                 ===============       ===============     ===============
    RATIOS (IN PERCENTAGES) / SUPPLEMENTAL DATA
    Net Assets, end of period                                    $       576,231       $       436,796     $       295,132
    Ratio of expenses with reimbursement to average
     net assets (2)                                                         1.90%*                6.60%              11.53%
    Ratio of expenses without reimbursement to average
     net assets                                                             7.94%*                9.68%              11.53%
    Ratio of net investment loss to average net assets(1.60)%*             (6.33)%              (10.61)%             (2.24)%*
    Portfolio turnover rate                                                58.42%               176.50%             138.73%

                                                                                        CLASS B SHARES
                                                                 ---------------------------------------------------------
                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                      AUGUST 31,
                                                                 ---------------       -----------------------------------
                                                                       2003                  2002                  2001
                                                                 ---------------       ---------------     ---------------
    Net Asset Value, Beginning of Period                         $          4.32       $          5.65     $         10.00
    Investment income (loss)--net                                          (0.01)                (0.32)              (0.37)
    Net realized and unrealized loss on investments                        (0.20)                (1.01)              (3.98)
                                                                 ---------------       ---------------     ---------------
                Total from Investment Operations                           (0.21)                (1.33)              (4.35)
    Less distributions from
       Investment income--net                                                 --                    --                  --
                                                                 ---------------       ---------------     ---------------
                             Total Distributions                            0.00                  0.00                0.00
                                                                 ---------------       ---------------     ---------------
    Net Asset Value, End of Period                               $          4.11       $          4.32     $          5.65
                                                                 ===============       ===============     ===============
                                Total Return (1)                           (5.30)%**            (23.54)%            (43.50)%
                                                                 ===============       ===============     ===============
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                                    $       245,478       $       206,871     $       171,656
    Ratio of expenses with reimbursement to average
     net assets (2)                                                         2.55%*                8.05%              11.97%
    Ratio of expenses without reimbursement to average
     net assets                                                            10.65%*               11.65%              11.97%
    Ratio of net investment loss to average net assets(1.60)%*             (7.77)%              (11.25)%
    Portfolio turnover rate                                                58.42%               176.50%             138.73%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.90% for class A and 2.55% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)
SM&R ALGER GROWTH FUND

COMMON STOCK

                                                                                          SHARES            VALUE
AEROSPACE & DEFENSE--2.52%
General Dynamics Corporation                                                                    607   $          35,971

AIR FREIGHT & LOGISTICS--1.80%
FedEx Corporation                                                                               500              25,700

AUTOMOTIVE--1.73%
Harley-Davidison, Incorporated                                                                  625              24,744

BANKS--1.70%
Mellon Financial Corporation                                                                  1,075              24,198

BIO TECHNOLOGY--4.64%
Amgen Incorporated*                                                                             745              40,707
Biogen, Incorporated*                                                                           325              11,551
Genzyme Corporation*                                                                            450              14,031
                                                                                                      -----------------
                                                                                                                 66,289
COMMERCIAL SERVICES & SUPPLIES--1.58%
First Data Corporation                                                                          650              22,522

COMMUNICATIONS--2.76%
Vodafone Group PLC ADR                                                                        2,175              39,368

COMMUNICATION EQUIPMENT--4.72%
Cisco Systems, Incorporated*                                                                  2,900              40,542
Nokia Corporation ADR                                                                         2,025              26,791
                                                                                                      -----------------
                                                                                                                 67,333
COMPUTERS & PERIPHERALS--4.09%
Dell Computer Corporation*                                                                    1,155              31,139
Sun Microsystems, Incorporated*                                                               7,905              27,193
                                                                                                      -----------------
                                                                                                                 58,332
COMPUTER RELATED & BUSINESS SERVICES--0.62%
EMC Corporation*                                                                              1,200               8,868

CONSUMER PRODUCTS--0.59%
Newell Rubbermaid Incorporated                                                                  300               8,460

DIVERSIFIED FINANCIALS--2.60%
Citigroup, Incorporated                                                                       1,115              37,174

ENERGY & ENERGY SERVICES--2.55%
Devon Energy Corporation                                                                        755              36,391

ENERGY EQUIPMENT & SERVICES--1.91%
B J Services Company*                                                                           500              17,185
Halliburton Company                                                                             500              10,130
                                                                                                      -----------------
                                                                                                                 27,315
FOOD & BEVERAGE--0.70%
Coca-Cola Company                                                                               250              10,055

HEALTH CARE--1.06%
Bristol-Myers Squibb Company                                                                    650              15,145

HEALTH CARE EQUIPMENT & SUPPLIES--5.22%
Alcon, Incorporated*                                                                            400   $          15,660
Wyeth                                                                                           975              34,369
Zimmer Holdings, Incorporated*                                                                  550              24,414
                                                                                                      -----------------
                                                                                                                 74,443
HEALTH CARE FACILITIES--2.40%
Boston Scientific Corporation*                                                                  775              34,232

HEALTH MAINTENANCE ORGANIZATION--2.61%
UnitedHealth Group Incorporated                                                                 450              37,305

HOUSEHOLD PRODUCTS--1.98%
Procter & Gamble Company                                                                        345              28,242

INDUSTRIAL CONGLOMERATES--2.61%
Tyco International LTD                                                                        2,515              37,222

INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.77%
Accenture LTD (Class A)*                                                                      1,650              25,311

INSURANCE--4.96%
AFLAC Incorporated                                                                              525              16,406
American International Group,
  Incorporated                                                                                  675              33,271
Chubb Corporation (The)                                                                         138               6,599
Travelers Property Casualty
  Corporation (Class A)                                                                         925              14,476
                                                                                                      -----------------
                                                                                                                 70,752
INTERNET & CATALOG RETAIL--2.58%
eBay Incorporated*                                                                              470              36,857

INTERNET SOFTWARE & SERVICES--1.31%
Yahoo! Incorporated*                                                                            900              18,765

MEDIA--4.68%
AOL Time Warner Incorporated*                                                                 1,500              16,980
Viacom Incorpoarted (Class B)*                                                                  585              21,721
Walt Disney Company (The)                                                                     1,650              28,149
                                                                                                      -----------------
                                                                                                                 66,850
MEDICAL DEVICES--1.03%
Stryker Corporation                                                                             225              14,670

MULTILINE RETAIL--2.27%
Wal-Mart Stores, Incorporated                                                                   675              32,441

PERSONAL PRODUCTS--2.09%
Avon Products, Incorporated                                                                     575              29,900

COMMON STOCK

                                                                                        SHARES             VALUE
PHARMACEUTICALS--12.70%
Abbott Laboratories                                                                             575   $          20,481
Forest Laboratories, Incorporated*                                                              600              29,880
Johnson & Johnson                                                                               850              44,583
Merck & Company, Incorporated                                                                   750              39,562
Pharmacia Corporation                                                                           950              39,254
Teva Pharmaceutical Industries LTD ADR                                                          200               7,556
                                                                                                      -----------------
                                                                                                                181,316
RETAILING--0.46%
Gap, Incorporated (The)                                                                         500               6,520

SEMICONDUCTORS--5.60%
Applied Materials, Incorporated*                                                              1,000              12,980
Intel Corporation                                                                             1,300              22,425
Linear Technology Corporation                                                                   800              24,536
Taiwan Semiconductor Manufacturing
  Company LTD*                                                                                2,825              20,029
                                                                                                      -----------------
                                                                                                                 79,970
SOFTWARE--5.49%
Microsoft Corporation                                                                         1,760              41,712
Oracle Corporation*                                                                             900              10,764
Synopsys Incorporated                                                                           300              12,234
VERITAS Software Corporation*                                                                   800              13,624
                                                                                                      -----------------
                                                                                                                 78,334
SPECIALTY RETAIL--1.68%
Lowe's Companies, Incorporated                                                                  600              23,580
TJX Companies, Incorporated (The)                                                                25                 402
                                                                                                      -----------------
                                                                                                                 23,982
                                                                                                      -----------------
                               TOTAL COMMON STOCK--97.01%
                                         (Cost $1,435,275)                                                    1,384,977
                                                                                                      -----------------

SM&R Money Market Fund,
  0.75% (a)                                                                                  27,174   $          27,174
                                                                                                      -----------------
              TOTAL CASH EQUIVALENTS--1.91%
                            (Cost $27,174)                                                                       27,174
                                                                                                      -----------------
                  TOTAL INVESTMENTS--98.92%
                         (Cost $1,462,449)                                                                    1,412,151
                    CASH AND OTHER ASSETS,
                    LESS LIABILITIES--1.08%                                                                      15,478
                                                                                                      -----------------
                        NET ASSETS--100.00%                                                           $       1,427,629
                                                                                                      =================

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2003 (Unaudited)

SM&R ALGER GROWTH FUND

ASSETS
Investment in securities, at value (Cost $1,462,449)                                                     $  1,412,151
Cash                                                                                                              278
Prepaid expenses                                                                                                7,273
Receivable for:
   Investment security sold                                                                                    28,402
   Capital stock sold                                                                                             484
   Dividends                                                                                                      810
   Expense reimbursement                                                                                        3,175
                                                                                                         ------------
                                                                                           TOTAL ASSETS     1,452,573
                                                                                                         ------------
LIABILITIES
Investment securities purchased                                                                                11,968
Accrued:
   Investment advisory fee                                                                                        920
   Service fee                                                                                                    270
   Distribution fee                                                                                             2,303
Other liabilities                                                                                               9,483
                                                                                                         ------------
                                                                                      TOTAL LIABILITIES        24,944
                                                                                                         ------------
                                                          NET ASSETS (applicable to shares outstanding)  $  1,427,629
                                                                                                         ============
NET ASSETS:
Class A                                                                                                  $    791,441
---------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $    636,188
---------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                      $  1,427,629
                                                                                                         ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                             100,000,000
   Outstanding                                                                                                190,039
---------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                             100,000,000
   Outstanding                                                                                                155,720
---------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $       4.16
   Offering price per share: (Net Assets value of $4.16 / 95%)                                           $       4.38
---------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $       4.09
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited)

SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                                $      6,116
Interest                                                                                                          315
                                                                                                         ------------
                                                                                TOTAL INVESTMENT INCOME         6,431
                                                                                                         ------------
EXPENSES
Investment advisory fees                                                                                        5,893
Service fees                                                                                                    1,733
Professional fees                                                                                               2,416
Custody and transaction fees                                                                                    9,664
Directors' fees                                                                                                 4,491
Qualification fees                                                                                              7,377
Shareholder reporting expenses                                                                                  1,495
Distribution fees                                                                                               4,493
Insurance expenses                                                                                                577
Other expenses                                                                                                      8
                                                                                                         ------------
                                                                                         TOTAL EXPENSES        38,147
                                                                               LESS EXPENSES REIMBURSED       (24,360)
                                                                                                         ------------
                                                                                           NET EXPENSES        13,787
                                                                                                         ------------
INVESTMENT LOSS--NET                                                                                           (7,356)
                                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                          (287,217)
   Change in unrealized appreciation of investments for the period                                            160,479
                                                                                                         ------------
NET LOSS ON INVESTMENTS                                                                                      (126,738)
                                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $   (134,094)
                                                                                                         ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                     FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------   -----------------
                                                                                         2003                2002
                                                                                  -----------------   -----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $          (7,356)  $         (41,129)
   Net realized loss on investments                                                        (287,217)           (370,274)
   Change in unrealized appreciation (depreciation)                                         160,479             (85,833)
                                                                                  -----------------   -----------------
   Net decrease in net assets resulting from operations                                    (134,094)           (497,236)
                                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                     --                  --
     Class B                                                                                     --                  --
                                                                                  -----------------   -----------------
     Total distributions to shareholders                                                         --                  --
                                                                                  -----------------   -----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                164,160             338,635
     Class B                                                                                 45,191             445,353
                                                                                  -----------------   -----------------
     Total net capital share transactions                                                   209,351             783,988
                                                                                  -----------------   -----------------
TOTAL INCREASE                                                                               75,257             286,752
NET ASSETS
   Beginning of Period                                                                    1,352,372           1,065,620
                                                                                  -----------------   -----------------
   End of Period                                                                  $       1,427,629   $       1,352,372
                                                                                  =================   =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER GROWTH FUND

                                                                             CLASS A SHARES
                                                        -------------------------------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                            ENDED                          YEAR ENDED
                                                          FEBRUARY 28,                      AUGUST 31,
                                                        ---------------      -----------------------------------
                                                             2003                  2002               2001
                                                        ---------------      ---------------    ---------------
    Net Asset Value, Beginning of Period                $          4.58      $          6.38    $         10.00
    Investment income (loss)--net                                  0.02                (0.05)             (0.21)
    Net realized and unrealized loss on
     investments                                                  (0.44)               (1.75)             (3.41)
                                                        ---------------      ---------------    ---------------
          Total from Investment Operations                        (0.42)               (1.80)             (3.62)
    Less distributions from Investment
     income--net                                                     --                   --                 --
                                                        ---------------      ---------------    ---------------
                       Total Distributions                         0.00                 0.00               0.00
                                                        ---------------      ---------------    ---------------
    Net Asset Value, End of Period                      $          4.16      $          4.58    $          6.38
                                                        ===============      ===============    ===============
                          Total Return (1)                        (9.96)%**           (28.21)%           (36.20)%
                                                        ===============      ===============    ===============
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period                           $       791,441      $       698,670    $       608,836
    Ratio of expenses with reimbursement
     to average net assets (2)                                     1.70%*               3.54%              5.52%
    Ratio of expenses without
     reimbursement to average net assets                           5.17%*               4.65%              5.52%
    Ratio of net investment loss to average
     net assets                                                   (0.76)%*             (2.64)%            (4.49)%
    Portfolio turnover rate                                      134.46%              180.20%             65.24%

                                                                             CLASS B SHARES
                                                        -------------------------------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                            ENDED                          YEAR ENDED
                                                          FEBRUARY 28,                      AUGUST 31,
                                                        ---------------      -----------------------------------
                                                             2003                  2002               2001
                                                        ---------------      ---------------    ---------------
    Net Asset Value, Beginning of Period                $          4.51      $          6.31    $         10.00
    Investment income (loss)--net                                 (0.02)               (0.09)             (0.13)
    Net realized and unrealized loss on
     investments                                                  (0.40)               (1.71)             (3.56)
                                                        ---------------      ---------------    ---------------
          Total from Investment Operations                        (0.42)               (1.80)             (3.69)
    Less distributions from Investment
     income--net                                                     --                   --                 --
                                                        ---------------      ---------------    ---------------
                       Total Distributions                         0.00                 0.00               0.00
                                                        ---------------      ---------------    ---------------
    Net Asset Value, End of Period                      $          4.09      $          4.51    $          6.31
                                                        ===============      ===============    ===============
                          Total Return (1)                        (9.91)%**           (28.53)%           (36.90)%
                                                         ===============      ===============    ===============
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period                           $       636,188      $       653,702    $       456,784
    Ratio of expenses with reimbursement
     to average net assets (2)                                     2.35%*               4.13%              5.84%
    Ratio of expenses without
     reimbursement to average net assets                           5.94%*               5.30%              5.84%
    Ratio of net investment loss to average
     net assets                                                   (1.42)%*             (3.24)%            (4.91)%
    Portfolio turnover rate                                      134.46%              180.20%             65.24%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.70% for class A and 2.35% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R GROWTH FUND

COMMON STOCK

                                                                                          SHARES            VALUE
AEROSPACE & DEFENSE--1.98%
Boeing Company                                                                               28,000   $         771,680
Honeywell International Incorporated                                                         47,700           1,091,853
                                                                                                      -----------------
                                                                                                              1,863,533
AUTO COMPONENTS--0.52%
Superior Industries International,
  Incorporated                                                                               12,700             491,998

AUTOMOBILES--1.54%
Ford Motor Company                                                                           43,354             360,705
General Motors Corporation                                                                   14,700             496,419
Harley-Davidson, Incorporated                                                                15,000             593,850
                                                                                                      -----------------
                                                                                                              1,450,974
BANKS--8.35%
Bank of America Corporation                                                                  40,000           2,769,600
PNC Financial Services Group                                                                 30,000           1,347,900
U.S. Bancorp                                                                                 91,285           1,909,682
Wells Fargo Company                                                                          40,000           1,814,000
                                                                                                      -----------------
                                                                                                              7,841,182
BEVERAGES--3.23%
Anheuser-Busch Companies,
  Incorporated                                                                               19,000             883,500
Coca-Cola Company                                                                            34,300           1,379,546
PepsiCo, Incorporated                                                                        20,000             766,400
                                                                                                      -----------------
                                                                                                              3,029,446
BIO/SPECIALTY PHARMACEUTICALS--1.95%
Amgen Incorporated*                                                                          17,900             978,056
Enzon Pharmaceuticals, Incorporated*28,400                                                  356,420
Genentech, Incorporated*                                                                     14,000             495,040
                                                                                                      -----------------
                                                                                                              1,829,516
BUILDING PRODUCTS--0.57%
American Standard Companies
  Incorporated*                                                                               7,800             534,378

COMMERCIAL SERVICES & SUPPLIES--1.15%
Automatic Data Processing,
  Incorporated                                                                               12,700             412,750
H & R Block, Incorporated                                                                    16,400             665,348
                                                                                                      -----------------
                                                                                                              1,078,098
COMMUNICATION EQUIPMENT--2.30%
Cisco Systems, Incorporated*                                                                 84,500           1,181,310
Motorola, Incorporated                                                                       41,600             350,272
QUALCOMM Incorporated*                                                                       18,200             629,356
                                                                                                      -----------------
                                                                                                              2,160,938

COMPUTERS & PERIPHERALS--3.82%
Computer Associates International,
  Incorporated                                                                                7,000   $          93,450
Dell Computer Corporation*                                                                   31,700             854,632
EMC Corporation*                                                                             61,500             454,485
Hewlett-Packard Company                                                                      37,000             586,450
International Business Machines
  Corporation                                                                                18,400           1,434,280
Sun Microsystems, Incorporated*                                                              48,100             165,464
                                                                                                      -----------------
                                                                                                              3,588,761
CONTAINERS & PACKAGING--0.97%
Sealed Air Corporation*                                                                      25,000             906,750

DIVERSIFIED FINANCIALS--7.22%
Citigroup, Incorporated                                                                      74,100           2,470,494
Countrywide Financial Corporation                                                            22,000           1,174,580
J.P. Morgan Chase & Company                                                                  55,500           1,258,740
Morgan Stanley                                                                               51,000           1,879,350
                                                                                                      -----------------
                                                                                                              6,783,164
DIVERSIFIED TELECOMMUNICATION SERVICES--3.20%
Alltel Corporation                                                                            8,300             360,386
BellSouth Corporation                                                                        32,500             704,275
SBC Communications Incorporated                                                              43,400             902,720
Verizon Communications                                                                       16,400             567,112
Vodafone Group PLC ADR                                                                       26,000             470,600
                                                                                                      -----------------
                                                                                                              3,005,093
ELECTRIC UTILITIES--1.12%
Allegheny Energy, Incorporated                                                               26,500             158,735
Exelon Corporation                                                                           18,100             889,615
                                                                                                      -----------------
                                                                                                              1,048,350
ELECTRICAL EQUIPMENT--0.25%
Agilent Technologies, Incorporated*                                                           4,800              63,360
Jabil Circuit, Incorporated*                                                                  4,000              66,440
Molex Incorporated                                                                            2,300              51,221
Waters Corporation*                                                                           2,500              57,925
                                                                                                      -----------------
                                                                                                                238,946
ENERGY EQUIPMENT & SERVICES--2.41%
GlobalSantaFe Corporation                                                                    21,280             473,480
Oceaneering International, Incorporated*23,900                                              552,090
Schlumberger Limited                                                                         13,100             545,091
Tidewater, Incorporated                                                                      17,000             520,540
Transocean Incorporated*                                                                      7,500             170,250
                                                                                                      -----------------
                                                                                                              2,261,451
FOOD PRODUCTS--4.70%
ConAgra Foods, Incorporated                                                                  43,800           1,010,466
McCormick & Company, Incorporated                                                            58,000           1,341,540
Sara Lee Corporation                                                                         51,800           1,025,640
Sensient Technologies Corporation                                                            50,000           1,035,000
                                                                                                      -----------------
                                                                                                              4,412,646

COMMON STOCK

                                                                                             SHARES           VALUE
FOOD & DRUG RETAILING--1.22%
SUPERVALU Incorporated                                                                       27,800   $         386,976
SYSCO Corporation                                                                            28,100             762,072
                                                                                                      -----------------
                                                                                                              1,149,048
HEALTHCARE EQUIPMENT & SUPPLIES--1.86%
Medtronic, Incorporated                                                                      21,400             956,580
Patterson Dental Company*                                                                    14,100             620,541
Zimmer Holdings, Incorporated*                                                                3,740             166,019
                                                                                                      -----------------
                                                                                                              1,743,140
HEALTHCARE PROVIDERS & SERVICES--1.15%
McKesson Corporation                                                                         25,300             673,992
Tenet Healthcare Corporation*                                                                22,200             403,374
                                                                                                      -----------------
                                                                                                              1,077,366
HOTELS, RESTAURANTS & LEISURE--1.20%
Fairmont Hotels & Resorts Incorporated                                                        8,950             184,907
Starwood Hotels & Resorts Worldwide,
  Incorporated                                                                               41,700             942,837
                                                                                                      -----------------
                                                                                                              1,127,744
HOUSEHOLD PRODUCTS--2.47%
Kimberly-Clark Corporation                                                                   14,800             678,284
Procter & Gamble Company                                                                     20,000           1,637,200
                                                                                                      -----------------
                                                                                                              2,315,484
INDUSTRIAL CONGLOMERATES--4.82%
3M Company                                                                                   11,900           1,491,903
Danaher Corporation                                                                          12,200             793,244
General Electric Company                                                                     77,200           1,856,660
RPM, Incorporated                                                                            38,700             387,000
                                                                                                      -----------------
                                                                                                              4,528,807
INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.33%
Electronic Data Systems Corporation                                                          10,900             169,713
Sungard Data Systems Incorporated*                                                            7,100             139,728
                                                                                                      -----------------
                                                                                                                309,441
INSURANCE--4.73%
American International Group,
  Incorporated                                                                               29,260           1,442,225
Brown & Brown, Incorporated                                                                  24,400             703,208
CIGNA Corporation                                                                            15,500             666,035
Prudential Financial, Incorporated                                                           49,200           1,477,476
Travelers Property Casualty
  Corporation (Class A)                                                                       3,201              50,096
Travelers Property Casualty
  Corporation (Class B)                                                                       6,577             104,574
                                                                                                      -----------------
                                                                                                              4,443,614
MACHINERY--2.28%
Caterpillar Incorporated                                                                     30,200           1,419,400
Ingersoll-Rand Company (Class A)                                                             18,200             717,990
                                                                                                      -----------------
                                                                                                              2,137,390
MEDIA--1.22%
Walt Disney Company (The)                                                                    67,000           1,143,020

METALS & MINING--0.14%
Fording Incorporated                                                                          5,942   $         131,318

MULTI-LINE RETAIL--4.06%
Kohl's Corporation*                                                                          19,100             933,990
Wal-Mart Stores, Incorporated                                                                60,000           2,883,600
                                                                                                      -----------------
                                                                                                              3,817,590
OFFICE ELECTRONICS--0.10%
Xerox Corporation*                                                                           10,100              90,900

OIL & GAS--4.91%
Anadarko Petroleum Corporation                                                               10,600             488,448
BP p.l.c. ADR                                                                                27,400           1,044,214
ChevronTexaco Corporation                                                                    14,300             917,631
Royal Dutch Petroleum Company ADR                                                            32,500           1,289,275
Unocal Corporation                                                                           33,000             869,550
                                                                                                      -----------------
                                                                                                              4,609,118
PHARMACEUTICALS--5.51%
Johnson & Johnson                                                                            38,500           2,019,325
Merck & Company, Incorporated                                                                26,700           1,408,425
Pfizer, Incorporated                                                                         29,900             891,618
Pharmacia Corporation                                                                        20,600             851,192
                                                                                                      -----------------
                                                                                                              5,170,560
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.03%
Analog Devices, Incorporated*                                                                 3,900             113,724
Applied Materials, Incorporated*                                                             16,500             214,170
Intel Corporation                                                                            91,800           1,583,550
KLA-Tencor Corporation*                                                                       2,900             103,675
Linear Technology Corporation                                                                 3,800             116,546
Maxim Integrated Products,
  Incorporated*                                                                               3,400             117,436
Micron Technology, Incorporated*                                                              6,300              50,337
Texas Instruments Incorporated                                                               25,000             418,750
Thermo Electron Corporation*                                                                  3,300              58,080
Xilinx, Incorporated*                                                                         3,100              70,990
                                                                                                      -----------------
                                                                                                              2,847,258
SOFTWARE--4.32%
Electronics Arts Incorporated*                                                                2,400             126,720
Intuit Incorporated*                                                                          3,100             147,312
Microsoft Corporation                                                                       118,000           2,796,600
Oracle Corporation*                                                                          65,700             785,772
PeopleSoft, Incorporated*                                                                     5,900             100,890
VERITAS Software Corporation*                                                                 5,650              96,220
                                                                                                      -----------------
                                                                                                              4,053,514
SPECIALTY RETAIL--1.67%
Bed Bath & Beyond Incorporated*                                                              27,700             915,208
Chico's FAS, Incorporated*                                                                   36,400             657,748
                                                                                                      -----------------
                                                                                                              1,572,956
TRADING COMPANIES & DISTRIBUTORS--0.72%
W.W. Grainger, Incorporated                                                                  14,700             676,641

COMMON STOCK

                                                                                            SHARES           VALUE
WIRELESS TELECOMMUNICATION SERVICES--0.41%
A T & T Wireless Services
  Incorporated*                                                                              43,977   $         259,904
Nextel Communications,
  Incorporated (Class A)*                                                                     9,000             126,720
                                                                                                      -----------------
                                                                                                                386,624
                                                                                                      -----------------
                 TOTAL COMMON STOCK--91.43%
                        (Cost $85,768,633)                                                                   85,856,757
                                                                                                      -----------------
CASH EQUIVALENTS

SM&R Money Market Fund,
   0.75% (a)                                                                                    603                 603
                                                                                                      -----------------
              TOTAL CASH EQUIVALENTS--0.00%
                               (Cost $603)                                                                          603
                                                                                                      -----------------

COMMERCIAL PAPER

                                                                                        FACE
                                                                                       AMOUNT               VALUE
CHEMICALS--2.47%
Praxair Incorporated,
  1.36%, 03/06/03                                                                 $       2,317,000   $       2,316,562

COMMERCIAL SERVICES & SUPPLIES--3.48%
Viad Corporation,
  1.35%, 03/05/03                                                                         3,265,000           3,264,510

OFFICE ELECTRONICS--0.21%
Eastman Kodak Company,
  1.40%, 03/03/03                                                                           200,000             199,975

SPECIALTY RETAIL--2.05%
AutoZone Incorporated,
  1.32%, 03/03/03                                                                         1,925,000           1,924,859

TRADING COMPANIES & DISTRIBUTORS--0.21%
Tupperware Corporation,
  1.37%, 03/07/03                                                                           201,000             200,954
                                                                                                      -----------------
              TOTAL COMMERCIAL PAPER--8.42%
                        (Cost $7,906,860)                                                                     7,906,860
                                                                                                      -----------------
                  TOTAL INVESTMENTS--99.85%
                        (Cost $93,676,096)                                                                   93,764,220
                   CASH AND OTHER ASSETS,
                    LESS LIABILITIES--0.15%                                                                     145,239
                                                                                                      -----------------
                        NET ASSETS--100.00%                                                           $      93,909,459
                                                                                                      =================

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2003 (Unaudited)

SM&R GROWTH FUND

ASSETS
Investments in securities, at value (Cost $93,676,096)                                                   $      93,764,220
Cash                                                                                                                12,636
Prepaid expenses                                                                                                    16,539
Receivable for:
   Capital stock sold                                                                                               38,961
   Dividends                                                                                                       159,382
   Expense Reimbursement                                                                                             1,548
   Other assets                                                                                                     93,341
                                                                                                         -----------------
                                                                                           TOTAL ASSETS         94,086,627
                                                                                                         -----------------
LIABILITIES
Capital stock reacquired                                                                                            42,810
Accrued:
   Investment advisory fee                                                                                          54,214
   Service fee                                                                                                      18,071
   Distribution fee                                                                                                  7,492
Other liabilities                                                                                                   54,581
                                                                                                         -----------------
                                                                                      TOTAL LIABILITIES            177,168
                                                                                                         -----------------
                                                          NET ASSETS (applicable to shares outstanding)  $      93,909,459
                                                                                                         =================
NET ASSETS:
Class A                                                                                                  $       4,343,507
--------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $       2,249,116
--------------------------------------------------------------------------------------------------------------------------
Class T                                                                                                  $      87,316,836
--------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                                                     $      93,909,459
                                                                                                         =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                   50,000,000
   Outstanding                                                                                                   1,494,765
--------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                   25,000,000
   Outstanding                                                                                                     786,405
--------------------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                                   95,000,000
   Outstanding                                                                                                  29,470,397
--------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $            2.91
   Offering price per share: (Net Assets value of $2.91/95.00%)                                          $            3.06
--------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $            2.86
--------------------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                        $            2.96
   Offering price per share: (Net Assets value of $2.96/94.25%)                                          $            3.14
--------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2003 (Unaudited)

SM&R GROWTH FUNDINVESTMENT INCOME

INVESTMENT INCOME
Dividends                                                                                                $         810,486
Interest                                                                                                            87,616
                                                                                                         -----------------
                                                                                TOTAL INVESTMENT INCOME            898,102
                                                                                                         -----------------
EXPENSES
Investment advisory fees                                                                                           373,583
Service fees                                                                                                       124,454
Professional fees                                                                                                    8,366
Custody and transaction fees                                                                                        11,876
Directors' fees                                                                                                      4,491
Qualification fees                                                                                                  13,355
Shareholder reporting expenses                                                                                      37,400
Insurance expenses                                                                                                  14,436
Distribution fees                                                                                                   15,157
Other expenses                                                                                                           8
                                                                                                         -----------------
                                                                                         TOTAL EXPENSES            603,126
                                                                               LESS EXPENSES REIMBURSED            (11,634)
                                                                                                         -----------------
                                                                                           NET EXPENSES            591,492
                                                                                                         -----------------
INVESTMENT INCOME--NET                                                                                             306,610
                                                                                                         -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                             (3,898,959)
   Change in unrealized depreciation of investments for the period                                              (4,273,145)
                                                                                                         -----------------
NET LOSS ON INVESTMENTS                                                                                         (8,172,104)
                                                                                                         -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $      (7,865,494)
                                                                                                         =================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                     FEBRUARY 28,         AUGUST 31,
                                                                                  -----------------   -----------------
                                                                                         2003               2002
                                                                                  -----------------   -----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         306,610   $         401,141
   Net realized loss on investments                                                      (3,898,959)        (30,520,684)
   Change in unrealized depreciation                                                     (4,273,145)         (4,874,004)
                                                                                  -----------------   -----------------
   Net decrease in net assets resulting from operations                                  (7,865,494)        (34,993,547)
                                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (12,473)             (2,226)
     Class B                                                                                 (2,731)                 --
     Class T                                                                               (302,393)           (379,966)
   Capital gains
     Class A                                                                                     --                  --
     Class B                                                                                     --                  --
     Class T                                                                                     --                  --
                                                                                  -----------------   -----------------
     Total distributions to shareholders                                                   (317,597)           (382,192)
                                                                                  -----------------   -----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                               (524,039)            846,409
     Class B                                                                               (148,051)            570,791
     Class T                                                                             (4,021,521)         (8,582,554)
                                                                                  -----------------   -----------------
     Total net capital share transactions                                                (4,693,611)         (7,165,354)
                                                                                  -----------------   -----------------
TOTAL DECREASE                                                                          (12,876,702)        (42,541,093)
NET ASSETS
   Beginning of period                                                                  106,786,161         149,327,254
                                                                                  -----------------   -----------------
   End of period                                                                  $      93,909,459   $     106,786,161
                                                                                  =================   =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

SM&R GROWTH FUND

                                                                                      CLASS T SHARES
                                                                 -------------------------------------------------------
                                                                  (UNAUDITED)
                                                                   SIX MONTHS               YEAR          EIGHT MONTHS
                                                                     ENDED                  ENDED             ENDED
                                                                   FEBRUARY 28,          AUGUST 31,         AUGUST 31,
                                                                 ---------------      ---------------    ---------------
                                                                       2003                 2002               2001
                                                                 ---------------      ---------------    ---------------
   Net Asset Value, Beginning of Period                          $          3.21      $          4.25    $          5.60
   Investment income--net                                                   0.01                 0.01               0.01
   Net realized and unrealized gain (loss)
    on investments                                                         (0.25)               (1.04)             (1.35)
                                                                 ---------------      ---------------    ---------------
     Total from Investment Operations                                      (0.24)               (1.03)             (1.34)
   Less distributions from
      Investment income--net                                               (0.01)               (0.01)             (0.01)
      Capital gains                                                           --                   --                 --
                                                                 ---------------      ---------------    ---------------
                  Total Distributions                                      (0.01)               (0.01)             (0.01)
                                                                 ---------------      ---------------    ---------------
   Net Asset Value, End of Period                                $          2.96      $          3.21    $          4.25
                                                                 ===============      ===============    ===============
                     Total Return (1)                                      (8.06)%**           (24.24)%           (23.99)%**
                                                                 ===============      ===============    ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                     $        87,317      $        98,912    $       140,530
   Ratio of expenses to average net assets                                  1.16%*               1.10%              1.08%*
   Ratio of net investment income to
   average net assets                                                       0.64%*               0.34%              0.31%*
   Portfolio turnover rate                                                 13.36%               41.74%             18.28%

                                                                                      CLASS T SHARES
                                                       ------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------------
                                                            2000               1999               1998               1997
                                                       ---------------    ---------------    ---------------    ---------------
   Net Asset Value, Beginning of Period                $          6.77    $          5.69    $          5.24    $          4.95
   Investment income--net                                         0.03               0.03               0.04               0.06
   Net realized and unrealized gain (loss)
    on investments                                               (0.65)              1.35               0.85               1.03
                                                       ---------------    ---------------    ---------------    ---------------
     Total from Investment Operations                            (0.62)              1.38               0.89               1.09
   Less distributions from
      Investment income--net                                     (0.03)             (0.03)             (0.04)             (0.06)
      Capital gains                                              (0.52)             (0.27)             (0.40)             (0.74)
                                                       ---------------    ---------------    ---------------    ---------------
                  Total Distributions                            (0.55)             (0.30)             (0.44)             (0.80)
                                                       ---------------    ---------------    ---------------    ---------------
   Net Asset Value, End of Period                      $          5.60    $          6.77    $          5.69    $          5.24
                                                       ===============    ===============    ==============     ===============
                     Total Return (1)                            (8.25)%           (24.49)%            18.35%             22.24%
                                                       ===============    ===============    ==============     ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)           $       194,150    $       230,203    $       203,109    $       178,344
   Ratio of expenses to average net assets                        0.81%              0.87%              0.85%              0.96%
   Ratio of net investment income to
   average net assets                                             0.47%              0.44%              0.69%              1.03%
   Portfolio turnover rate                                       19.68%             16.13%             27.31%             46.79%

                                                                                 CLASS A SHARES
                                                            -------------------------------------------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS               YEAR           EIGHT MONTHS
                                                                 ENDED                ENDED              ENDED
                                                              FEBRUARY 28,          AUGUST 31,         AUGUST 31,
                                                            ---------------      ---------------    ---------------
                                                                  2003                2002               2001
                                                            ---------------      ---------------    ---------------
   Net Asset Value, Beginning of Period                     $          3.15      $          4.18    $          5.55
   Investment income (loss)--net                                       0.01                (0.01)                --
   Net realized and unrealized gain (loss)
    on investments                                                    (0.24)               (1.02)             (1.37)
                                                            ---------------      ---------------    ---------------
     Total from Investment Operations                                 (0.23)               (1.03)             (1.37)
   Less distributions from
      Investment income--net                                          (0.01)                  --                 --
    Capital gains                                                        --                   --                 --
                                                            ---------------      ---------------    ---------------
                  Total Distributions                                 (0.01)                0.00               0.00
                                                            ---------------      ---------------    ---------------
   Net Asset Value, End of Period                           $          2.91      $          3.15    $          4.18
                                                            ===============      ===============    ===============
                     Total Return (1)                                 (7.96)%**           (24.61)%           (24.68)%**
                                                            ===============      ===============    ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                $         4,344      $         5,287    $         5,971
   Ratio of expenses with reimbursement
    to average net assets (2)                                          1.36%*               1.47%              1.50%*
   Ratio of expenses without reimbursement
    to average net assets                                              1.64%*               1.55%              1.50%*
   Ratio of net investment gain (loss) to
    average net assets                                                 0.44%*              (0.03)%            (0.13)%*
   Portfolio turnover rate                                            13.36%               41.74%             18.28%

                                                                        CLASS A SHARES
                                                            ---------------------------------
                                                                                 PERIOD FROM
                                                                 YEAR          JANUARY 1, 1999
                                                                 ENDED                TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                            ---------------    ---------------
                                                                 2000                1999
                                                            ---------------    ---------------
   Net Asset Value, Beginning of Period                     $          6.73    $          5.69
   Investment income (loss)--net                                       0.01               0.01
   Net realized and unrealized gain (loss)
    on investments                                                    (0.66)              1.30
                                                            ---------------    ---------------
     Total from Investment Operations                                 (0.65)              1.31
   Less distributions from
      Investment income--net                                          (0.01)                --
    Capital gains                                                     (0.52)             (0.27)
                                                            ---------------    ---------------
                  Total Distributions                                 (0.53)             (0.27)
                                                            ---------------    ---------------
   Net Asset Value, End of Period                           $          5.55    $          6.73
                                                            ===============    ===============
                     Total Return (1)                                 (8.76)%            23.45%
                                                            ===============    ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                $         6,856    $         3,776
   Ratio of expenses with reimbursement
    to average net assets (2)                                          1.30%              1.51%
   Ratio of expenses without reimbursement
    to average net assets                                              1.30%              1.51%
   Ratio of net investment gain (loss) to
    average net assets                                                (0.02)%            (0.19)%
   Portfolio turnover rate                                            19.68%             16.13%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for class A and 1.86% for class B.

See notes to financial statements.

                                                                                 CLASS B SHARES
                                                            -------------------------------------------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS               YEAR           EIGHT MONTHS
                                                                 ENDED                ENDED              ENDED
                                                              FEBRUARY 28,          AUGUST 31,         AUGUST 31,
                                                            ---------------      ---------------    ---------------
                                                                  2003                2002               2001
                                                            ---------------      ---------------    ---------------
   Net Asset Value, Beginning of Period                     $          3.11      $          4.13    $          5.47
   Investment income (loss)--net                                      (0.02)               (0.02)             (0.02)
   Net realized and unrealized gain (loss)
    on investments                                                    (0.25)               (1.00)             (1.32)
                                                            ---------------      ---------------    ---------------
     Total from Investment Operations                                 (0.25)               (1.02)             (1.34)
   Less distributions from
    Investment income--net                                               --                   --                 --
    Capital gains                                                        --                   --                 --
                                                            ---------------      ---------------    ---------------
                  Total Distributions                                  0.00                 0.00               0.00
                                                            ---------------      ---------------    ---------------
   Net Asset Value, End of Period                           $          2.86      $          3.11    $          4.13
                                                            ===============      ===============    ===============
                     Total Return (1)                                 (8.53)%**           (24.70)%           (24.50)%**
                                                            ===============      ===============    ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                $         2,249      $         2,587    $         2,826
   Ratio of expenses with reimbursement
    to average net assets (2)                                          1.86%*               1.97%              2.00%*
   Ratio of expenses without reimbursement
    to average net assets                                              2.28%*               2.19%              2.00%*
   Ratio of net investment loss to
    average net assets                                                (0.06)%*             (0.53)%            (0.78)%*
   Portfolio turnover rate                                            13.36%               41.74%             18.28%

                                                                        CLASS B SHARES
                                                            ----------------------------------

                                                                                 PERIOD FROM
                                                                 YEAR          JANUARY 1, 1999
                                                                 ENDED                TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                            ---------------    ---------------
                                                                 2000                1999
                                                            ---------------    ---------------
   Net Asset Value, Beginning of Period                     $          6.66    $          5.69
   Investment income (loss)--net                                      (0.02)                --
   Net realized and unrealized gain (loss)
    on investments                                                    (0.65)              1.24
                                                             ---------------    ---------------
     Total from Investment Operations                                 (0.67)              1.24
   Less distributions from
    Investment income--net                                               --                 --
    Capital gains                                                     (0.52)             (0.27)
                                                            ---------------    ---------------
                  Total Distributions                                 (0.52)             (0.27)
                                                            ---------------    ---------------
   Net Asset Value, End of Period                           $          5.47    $          6.66
                                                            ===============    ===============
                     Total Return (1)                                 (9.17)%            22.04%
                                                            ===============    ===============
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                $         3,382    $         1,547
   Ratio of expenses with reimbursement
    to average net assets (2)                                          1.89%              2.01%
   Ratio of expenses without reimbursement
    to average net assets                                              1.89%              2.01%
   Ratio of net investment loss to
    average net assets                                                (0.66)%            (0.69)%
   Portfolio turnover rate                                            19.68%             16.13%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for class A and 1.86% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)
SM&R EQUITY INCOME FUND

COMMON STOCK

                                                                                             SHARES                VALUE

AEROSPACE & DEFENSE--2.14%
Lockheed Martin Corporation                                                                  22,600   $       1,033,272
Northrop Grumman Corporation                                                                 12,000           1,040,400
                                                                                                      -----------------
                                                                                                              2,073,672
AUTOMOBILES--1.73%
Ford Motor Company                                                                           88,074             732,776
General Motors Corporation                                                                   28,000             945,560
                                                                                                      -----------------
                                                                                                              1,678,336
BANKS--7.75%
Bank of America Corporation                                                                  40,000           2,769,600
PNC Financial Services Group                                                                 33,400           1,500,662
U.S. Bancorp                                                                                 67,500           1,412,100
Wells Fargo Company                                                                          40,500           1,836,675
                                                                                                      -----------------
                                                                                                              7,519,037
BEVERAGES--3.09%
Anheuser-Busch Companies,
  Incorporated                                                                               18,500             860,250
Coca-Cola Company                                                                            35,600           1,431,832
PepsiCo, Incorporated                                                                        18,600             712,752
                                                                                                      -----------------
                                                                                                              3,004,834
BIOTECHNOLOGY--0.81%
Amgen Incorporated*                                                                          14,400             786,816

BUILDING PRODUCTS--0.58%
American Standard Companies
  Incorporated*                                                                               8,200             561,782

CHEMICALS--1.21%
Dow Chemical Company (The)                                                                   20,100             548,730
E.I. Du Pont de Nemours and Company                                                          17,200             630,724
                                                                                                      -----------------
                                                                                                              1,179,454
COMMERCIAL SERVICES & SUPPLIES--1.85%
Banta Corporation                                                                            63,000           1,794,870

COMMUNICATIONS EQUIPMENT--0.57%
Cisco Systems, Incorporated*                                                                 39,600             553,608

COMPUTERS & PERIPHERALS--0.89%
International Business Machines
  Corporation                                                                                11,100             865,245

CONTAINERS & PACKAGING--0.41%
Sealed Air Corporation*                                                                      11,100             402,597

DIVERSIFIED FINANCIALS--5.74%
Citigroup, Incorporated                                                                      68,400           2,280,456
J.P. Morgan Chase & Company                                                                  70,850           1,606,878
Morgan Stanley                                                                               45,800           1,687,730
                                                                                                      -----------------
                                                                                                              5,575,064
DIVERSIFIED TELECOMMUNICATION SERVICES--2.80%
Alltel Corporation                                                                           38,250           1,660,815
Verizon Communications                                                                       30,500           1,054,690
                                                                                                      -----------------
                                                                                                              2,715,505
ELECTRIC UTILITIES--2.57%
Ameren Corporation                                                                           15,200   $         592,648
CenterPoint Energy, Incorporated                                                             25,600             119,040
Constellation Energy Group                                                                   26,300             689,586
DTE Energy Company                                                                           24,400           1,011,136
Reliant Resources, Incorporated*                                                             20,188              81,761
                                                                                                      -----------------
                                                                                                              2,494,171

ENERGY EQUIPMENT & SERVICES--0.86%
Schlumberger Limited                                                                         20,000             832,200

FOOD PRODUCTS--3.90%
ConAgra Foods, Incorporated                                                                  40,000             922,800
H.J. Heinz Company                                                                           19,000             583,300
McCormick & Company, Incorporated                                                            38,900             899,757
Sara Lee Corporation                                                                         47,300             936,540
Sensient Technologies Corporation                                                            21,500             445,050
                                                                                                      -----------------
                                                                                                              3,787,447
FOOD & DRUG RETAILING--0.75%
CVS Corporation                                                                              15,100             375,990
SUPERVALU Incorporated                                                                       25,600             356,352
                                                                                                      -----------------
                                                                                                                732,342
HEALTHCARE EQUIPMENT & SUPPLIES--1.73%
Beckman Coulter, Incorporated                                                                45,600           1,509,360
Zimmer Holdings, Incorporated*                                                                3,760             166,906
                                                                                                      -----------------
                                                                                                              1,676,266
HEALTHCARE PROVIDERS & SERVICES--0.63%
Health Management Associates,
  Incorporated (Class A)                                                                     22,700             406,784
Tenet Healthcare Corporation*                                                                11,550             209,864
                                                                                                      -----------------
                                                                                                                616,648
HOTELS, RESTAURANTS & LEISURE--1.01%
Starwood Hotels & Resorts
  Worldwide, Incorporated                                                                    43,500             983,535

HOUSEHOLD DURABLES--2.53%
Black & Decker Corporation                                                                   40,000           1,468,000
Whirlpool Corporation                                                                        20,000             985,200
                                                                                                      -----------------
                                                                                                              2,453,200
HOUSEHOLD PRODUCTS--2.77%
Kimberly-Clark Corporation                                                                   13,600             623,288
Procter & Gamble Company                                                                     25,200           2,062,872
                                                                                                      -----------------
                                                                                                              2,686,160
INDUSTRIAL CONGLOMERATES--2.82%
3M Company                                                                                    7,900             990,423
Danaher Corporation                                                                          12,500             812,750
General Electric Company                                                                     38,750             931,937
                                                                                                      -----------------
                                                                                                              2,735,110

COMMON STOCK

                                                                                             SHARES          VALUE
INSURANCE--3.57%
American International Group,
  Incorporated                                                                               33,100   $       1,631,499
CIGNA Corporation                                                                            13,600             584,392
Prudential Financial, Incorporated                                                           34,400           1,033,032
Travelers Property Casualty
  Corporation (Class A)                                                                       4,424              69,236
Travelers Property Casualty
  Corporation (Class B)                                                                       9,089             144,515
                                                                                                      -----------------
                                                                                                              3,462,674
MACHINERY--1.51%
Caterpillar Incorporated                                                                     15,300             719,100
Ingersoll-Rand Company (Class A)                                                             18,900             745,605
                                                                                                      -----------------
                                                                                                              1,464,705
MEDIA--3.67%
AOL Time Warner Incorporated*                                                                62,100             702,972
Comcast Corporation (Special Class A)*20,000                                                561,800
Cox Communications,
  Incorporated (Class A)*                                                                     9,700             287,605
Viacom Incorporated (Class B)*                                                               23,300             865,129
Walt Disney Company (The)                                                                    66,900           1,141,314
                                                                                                      -----------------
                                                                                                              3,558,820
METALS & MINING--0.43%
Alcoa Incorporated                                                                           20,200             414,100

MULTI-LINE RETAIL--3.67%
Federated Department Stores,
  Incorporated*                                                                              33,700             859,350
Wal-Mart Stores, Incorporated                                                                56,300           2,705,778
                                                                                                      -----------------
                                                                                                              3,565,128
OIL & GAS--8.00%
Anadarko Petroleum Corporation                                                               13,600             626,688
BP p.l.c. ADR                                                                                23,610             899,777
ChevronTexaco Corporation                                                                    33,460           2,147,128
Exxon Mobil Corporation                                                                      80,000           2,721,600
Royal Dutch Petroleum Company ADR                                                            34,500           1,368,615
                                                                                                      -----------------
                                                                                                              7,763,808
PAPER & FOREST PRODUCTS--1.58%
International Paper Company                                                                   7,300             255,719
Plum Creek Timber Company,
  Incorporated                                                                               41,500             900,550
Weyerhaeuser Company                                                                          7,600             378,860
                                                                                                      -----------------
                                                                                                              1,535,129

PHARMACEUTICALS--11.72%
Allergan, Incorporated                                                                        9,500   $         609,900
Bristol-Myers Squibb Company                                                                 37,600             876,080
Johnson & Johnson                                                                            39,200           2,056,040
Merck & Company, Incorporated                                                                33,300           1,756,575
Pfizer, Incorporated                                                                        107,100           3,193,722
Pharmacia Corporation                                                                        16,700             690,044
Watson Pharmaceuticals, Incorporated*                                                        27,000             835,110
Wyeth                                                                                        38,600           1,360,650
                                                                                                      -----------------
                                                                                                             11,378,121
REAL ESTATE--6.16%
CenterPoint Properties Corporation                                                           44,500           2,511,135
Health Care Property Investors,
  Incorporated                                                                               35,700           1,261,995
Public Storage, Incorporated                                                                 30,500           1,006,500
Weingarten Realty Investors                                                                  30,900           1,200,465
                                                                                                      -----------------
                                                                                                              5,980,095
ROAD & RAIL--0.85%
USFreightways Corporation                                                                    34,000             826,540

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.45%
Intel Corporation                                                                            81,600           1,407,600

SOFTWARE--3.25%
Microsoft Corporation                                                                       133,000           3,152,100

SPECIALTY RETAIL--0.53%
Lowe's Companies, Incorporated                                                               13,000             510,900

TOBACCO--1.12%
Altria Group, Incorporated                                                                   14,700             568,155
R.J. Reynolds Tobacco Holdings,
  Incorporated                                                                               12,949             516,795
                                                                                                      -----------------
                                                                                                              1,084,950
TRADING COMPANIES & DISTRIBUTORS--0.72%
W.W. Grainger, Incorporated                                                                  15,300             704,259
                                                                                                      -----------------
                 TOTAL COMMON STOCK--97.37%
                       (Cost $101,118,264)                                                                   94,516,828
                                                                                                      -----------------
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.75% (a)                                                                                     934                 934
                                                                                                      -----------------
              TOTAL CASH EQUIVALENTS--0.00%
                               (Cost $934)                                                                          934
                                                                                                      -----------------

                                                                                       FACE                VALUE
                                                                                      AMOUNT
COMMERCIAL PAPER
CHEMICALS--0.36%
Praxair Incorporated,
  1.36%, 03/06/03                                                                 $         350,000   $         349,934

COMMERCIAL SERVICES & SUPPLIES--0.59%
Viad Corporation, 1.35%, 03/05/03                                                           574,000             573,914

OFFICE ELECTRONICS--0.49%
Eastman Kodak Company,
  1.40%, 03/03/03                                                                           470,000             469,963

TRADING COMPANIES & DISTRIBUTORS--1.03%
Tupperware Corporation,
  1.37%, 03/07/03                                                                         1,002,000           1,001,771
                                                                                                      -----------------
              TOTAL COMMERCIAL PAPER--2.47%
                         (Cost $2,395,582)                                                                    2,395,582
                                                                                                      -----------------
                  TOTAL INVESTMENTS--99.84%
                       (Cost $103,514,780)                                                                   96,913,344
                    CASH AND OTHER ASSETS,
                    LESS LIABILITIES--0.16%                                                                     151,668
                                                                                                      -----------------
                        NET ASSETS--100.00%                                                           $      97,065,012
                                                                                                      =================

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited) SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value (Cost $103,514,780)                                                  $    96,913,344
Cash                                                                                                              14,565
Prepaid expenses                                                                                                  20,671
Receivable for:
   Capital stock sold                                                                                             34,362
   Dividends                                                                                                     218,801
   Expense Reimbursement                                                                                           1,907
Other assets                                                                                                      62,725
                                                                                                         ---------------
                                                                                           TOTAL ASSETS       97,266,375
                                                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                                                          73,308
Accrued:
   Investment advisory fee                                                                                        56,282
   Service fee                                                                                                    18,760
   Distribution fee                                                                                               13,439
Other liabilities                                                                                                 39,574
                                                                                                         ---------------
                                                                                      TOTAL LIABILITIES          201,363
                                                                                                         ---------------
                                                          NET ASSETS (applicable to shares outstanding)  $    97,065,012
                                                                                                         ===============
NET ASSETS:
Class A                                                                                                  $     5,174,300
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $     5,034,606
------------------------------------------------------------------------------------------------------------------------
Class T                                                                                                  $    86,856,106
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                      $    97,065,012
                                                                                                         ===============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                 50,000,000
   Outstanding                                                                                                   301,034
------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                   300,805
------------------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                                 75,000,000
   Outstanding                                                                                                 4,923,919
------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $         17.19
   Offering price per share: (Net Assets value of $17.19/95.00%)                                         $         18.09
------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $         16.74
------------------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                        $         17.64
   Offering price per share: (Net Assets value of $17.64/94.25%)                                         $         18.72
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited) SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                                                                $     1,298,496
Interest                                                                                                          34,680
                                                                                                         ---------------
                                                                                TOTAL INVESTMENT INCOME        1,333,176
                                                                                                         ---------------
EXPENSES
Investment advisory fees                                                                                         390,139
Service fees                                                                                                     129,812
Professional fees                                                                                                  8,366
Custody and transaction fees                                                                                      10,047
Directors' fees                                                                                                    4,491
Qualification fees                                                                                                12,819
Shareholder reporting expenses                                                                                    19,643
Insurance expenses                                                                                                15,351
Distribution fees                                                                                                 27,101
Other expenses                                                                                                         8
                                                                                                         ---------------
                                                                                         TOTAL EXPENSES          617,777
                                                                               LESS EXPENSES REIMBURSED          (12,849)
                                                                                                         ---------------
                                                                                           NET EXPENSES          604,928
                                                                                                         ---------------
INVESTMENT INCOME--NET                                                                                           728,248
                                                                                                         ---------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                           (3,584,721)
   Change in unrealized depreciation of investments for the period                                            (7,300,631)
                                                                                                         ---------------
NET LOSS ON INVESTMENTS                                                                                      (10,885,352)
                                                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $   (10,157,104)
                                                                                                         ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                                     FEBRUARY 28,        AUGUST 31,
                                                                                  -----------------   -----------------
                                                                                        2003                2002
                                                                                  -----------------   -----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         728,248   $       1,621,294
   Net realized loss on investments                                                      (3,584,721)         (2,141,098)
   Change in unrealized depreciation                                                     (7,300,631)        (21,190,040)
                                                                                  -----------------   -----------------
   Net decrease in net assets resulting from operations                                 (10,157,104)        (21,709,844)
                                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (41,198)            (66,630)
     Class B                                                                                (30,288)            (50,927)
     Class T                                                                               (704,079)         (1,619,324)
   Capital gains
     Class A                                                                                     --                  --
     Class B                                                                                     --                  --
     Class T                                                                                     --                  --
                                                                                  -----------------   -----------------
     Total distributions to shareholders                                                   (775,565)         (1,736,881)
                                                                                  -----------------   -----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                224,260             239,362
     Class B                                                                               (212,557)          1,215,450
     Class T                                                                             (6,733,471)        (13,872,674)
                                                                                  -----------------   -----------------
     Total net capital share transactions                                                (6,721,768)        (12,417,862)
                                                                                  -----------------   -----------------
TOTAL DECREASE                                                                          (17,654,437)        (35,864,587)
NET ASSETS
   Beginning of period                                                                  114,719,449         150,584,036
                                                                                  -----------------   -----------------
   End of period                                                                  $      97,065,012   $     114,719,449
                                                                                  =================   =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period.

SM&R EQUITY INCOME FUND

                                                                    CLASS T SHARES
                                                 ----------------------------------------------------
                                                  (UNAUDITED)
                                                   SIX MONTHS            YEAR           EIGHT MONTHS
                                                     ENDED               ENDED             ENDED
                                                  FEBRUARY 28,         AUGUST 31,        AUGUST 31,
                                                 --------------     --------------     --------------
                                                      2003               2002               2001
                                                 --------------     --------------     --------------
     Net Asset Value, Beginning of Period        $        19.51     $        23.26     $        25.76
     Investment income--net                                0.14               0.27               0.24
     Net realized and unrealized gain (loss)
      on investments                                      (1.87)             (3.74)             (2.57)
                                                 --------------     --------------     --------------
              Total from Investment Operations             1.73              (3.47)             (2.33)
     Less distributions from
        Investment income--net                            (0.14)             (0.28)             (0.17)
        Capital gains                                        --                 --                 --
                                                 --------------     --------------     --------------
                           Total Distributions            (0.14)             (0.28)             (0.17)
                                                 --------------     --------------     --------------
     Net Asset Value, End of Period              $        17.64     $        19.51     $        23.26
                                                 ==============     ==============     ==============
                              Total Return (1)            (8.02)%**         (15.03)%            (9.07)%**
                                                 ==============     ==============     ==============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)   $       86,856     $      103,396     $      138,566
     Ratio of expenses to average net assets               1.12%*             1.07%              1.06%*
     Ratio of net investment income to average
      net assets                                           1.43%*             1.26%              1.43%*
     Portfolio turnover rate                               2.93%             30.99%             18.15%

                                                                             CLASS T SHARES
                                                 ------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------
                                                      2000               1999               1998               1997
                                                 --------------     --------------     --------------     ---------------
     Net Asset Value, Beginning of Period        $        25.30     $        28.02     $        26.99     $         25.05
     Investment income--net                                0.46               0.54               0.62                0.63
     Net realized and unrealized gain (loss)
      on investments                                       1.54              (0.96)              2.50                4.96
                                                 --------------     --------------     --------------     ---------------
              Total from Investment Operations             2.00              (0.42)              3.12                5.59
     Less distributions from
        Investment income--net                            (0.46)             (0.54)             (0.62)              (0.64)
        Capital gains                                     (1.08)             (1.76)             (1.47)              (3.01)
                                                 --------------     --------------     --------------     ---------------
                           Total Distributions            (1.54)             (2.30)             (2.09)              (3.65)
                                                 --------------     --------------     --------------     ---------------
     Net Asset Value, End of Period              $        25.76     $        25.30     $        28.02     $         26.99
                                                 ==============     ==============     ==============     ===============
                              Total Return (1)             8.99%             (1.39)%            12.11%              22.72%
                                                 ==============     ==============     ==============     ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)   $      160,319     $      187,988     $      218,980     $       198,687
     Ratio of expenses to average net assets               1.05%              1.05%              1.01%               1.05%
     Ratio of net investment income to average
      net assets                                           1.73%              1.94%              2.22%               2.28%
     Portfolio turnover rate                              22.05%              9.81%             19.29%              39.14%

                                                                         CLASS A SHARES
                                                   ---------------------------------------------------------
                                                     (UNAUDITED)
                                                     SIX MONTHS             YEAR             EIGHT MONTHS
                                                        ENDED               ENDED               ENDED
                                                     FEBRUARY 28,         AUGUST 31,          AUGUST 31,
                                                         2003               2002                 2001
                                                   ---------------     ---------------     -----------------
     Net Asset Value, Beginning of Period          $         19.04     $         22.72     $           25.19
     Investment income--net                                   0.11                0.18                  0.16
     Net realized and unrealized gain (loss)
      on investments                                         (1.83)              (3.63)                (2.49)
                                                   ---------------     ---------------     -----------------
              Total from Investment Operations               (1.72)              (3.45)                (2.33)
     Less distributions from
        Investment income--net                               (0.13)              (0.23)                (0.14)
        Capital gains                                           --                  --                    --
                                                   ---------------     ---------------     -----------------
                           Total Distributions               (0.13)              (0.23)                (0.14)
                                                   ---------------     ---------------     -----------------
     Net Asset Value, End of Period                $         17.19     $         19.04     $           22.72
                                                   ===============     ===============     =================
                              Total Return (1)               (8.18)%**         (15.27)%                (9.25)%**
                                                   ===============     ===============     =================
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)      $        5,174     $         5,517     $           6,330
     Ratio of expenses with reimbursement
      to average net assets (2)                               1.26%*             1.44%                  1.45%*
     Ratio of expenses without reimbursement
      to average net assets                                   1.50%*             1.45%                  1.45%*
     Ratio of net investment income to
      average net assets                                      1.29%*             0.88%                  1.03%*
     Portfolio turnover rate                                  2.93%             30.99%                 18.15%

                                                             CLASS A SHARES
                                                   -----------------------------------
                                                                         PERIOD FROM
                                                        YEAR           JANUARY 1, 1999
                                                        ENDED                 TO
                                                     DECEMBER 31,        DECEMBER 31,
                                                         2000                1999
                                                   ---------------     ---------------
     Net Asset Value, Beginning of Period          $         24.79     $         28.02
     Investment income--net                                   0.36                0.58
     Net realized and unrealized gain (loss)
      on investments                                          1.50               (1.47)
                                                   ---------------     ---------------
              Total from Investment Operations                1.86               (0.89)
     Less distributions from
        Investment income--net                               (0.38)              (0.58)
        Capital gains                                        (1.08)              (1.76)
                                                   ---------------     ---------------
                           Total Distributions               (1.46)              (2.34)
                                                   ---------------     ---------------
     Net Asset Value, End of Period                $         25.19     $         24.79
                                                   ===============     ===============
                              Total Return (1)                8.61%              (3.01)%
                                                   ===============     ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)     $         5,671     $         4,802
     Ratio of expenses with reimbursement
      to average net assets (2)                               1.49%               1.51%
     Ratio of expenses without reimbursement
      to average net assets                                   1.49%               1.51%
     Ratio of net investment income to
      average net assets                                      1.32%               1.53%
     Portfolio turnover rate                                 22.05%               9.81%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for class A and 1.76% for class B.

See notes to financial statements.

                                                                               CLASS B SHARES
                                                       ---------------------------------------------------------
                                                        (UNAUDITED)
                                                         SIX MONTHS               YEAR            EIGHT MONTHS
                                                            ENDED                 ENDED              ENDED
                                                         FEBRUARY 28,           AUGUST 31,          AUGUST 31,
                                                            2003                  2002                2001
                                                       ---------------       ---------------     ---------------
     Net Asset Value, Beginning of Period              $         18.56       $         22.22     $         24.69
     Investment income--net                                       0.06                  0.09                0.08
     Net realized and unrealized gain (loss)
      on investments                                             (1.78)                (3.57)              (2.47)
                                                       ---------------       ---------------     ---------------
              Total from Investment Operations                   (1.72)                (3.48)              (2.39)
     Less distributions from
        Investment income--net                                   (0.10)                (0.18)              (0.08)
        Capital gains                                               --                    --                  --
                                                       ---------------       ---------------     ---------------
                           Total Distributions                   (0.10)                (0.18)              (0.08)
                                                       ---------------       ---------------     ---------------
     Net Asset Value, End of Period                    $         16.74       $         18.56     $         22.22
                                                       ===============       ===============     ===============
                              Total Return (1)                  (8.51)%**             (15.72)%             (9.68)%**
                                                       ===============       ===============     ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $         5,035       $         5,806     $         5,688
     Ratio of expenses with reimbursement
      to average net assets (2)                                   1.76%*                1.94%               1.98%*
     Ratio of expenses without reimbursement
      to average net assets                                       2.00%*                1.95%               1.98%*
     Ratio of net investment income to
      average net assets                                          0.78%*                0.37%               0.50%*
     Portfolio turnover rate                                      2.93%                30.99%              18.15%

                                                                 CLASS B SHARES
                                                       -------------------------------------
                                                                             PERIOD FROM
                                                             YEAR          JANUARY 1, 1999
                                                            ENDED                 TO
                                                         DECEMBER 31,        DECEMBER 31,
                                                            2000                1999
                                                       ---------------       ---------------
     Net Asset Value, Beginning of Period              $         24.38     $         28.02
     Investment income--net                                       0.23                0.47
     Net realized and unrealized gain (loss)
      on investments                                              1.45               (1.88)
                                                       ---------------       ---------------
              Total from Investment Operations                    1.68               (1.41)
     Less distributions from
        Investment income--net                                   (0.29)              (0.47)
        Capital gains                                            (1.08)              (1.76)
                                                       ---------------       ---------------
                           Total Distributions                   (1.37)              (2.23)
                                                       ---------------       ---------------
     Net Asset Value, End of Period                    $         24.69     $         24.38
                                                       ===============       ===============
                              Total Return (1)                    7.95%              (4.86)%
                                                       ===============       ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $         5,324     $         4,343
     Ratio of expenses with reimbursement
      to average net assets (2)                                   1.99%               2.01%
     Ratio of expenses without reimbursement
      to average net assets                                       1.99%               2.01%
     Ratio of net investment income to
      average net assets                                          0.74%               1.03%
     Portfolio turnover rate                                     22.05%               9.81%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for class A and 1.76% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R BALANCED FUND

                                                 SHARES      VALUE
COMMON STOCK

AEROSPACE & DEFENSE--0.53%
Honeywell International Incorporated                5,600  $  128,184

AIR FREIGHT & COURIERS--0.36%
United Parcel Service,
  Incorporated (Class B)                            1,500      86,310

AUTOMOBILES--0.76%
Ford Motor Company                                 10,668      88,758
General Motors Corporation                          2,800      94,556
                                                           ----------
                                                              183,314

BANKS--7.18%
Bank of America Corporation                         9,000     623,160
Bank One Corporation                                3,000     108,090
PNC Financial Services Group                        5,800     260,594
U.S. Bancorp                                       13,800     288,696
Wachovia Corporation                                3,400     120,632
Wells Fargo Company                                 7,400     335,590
                                                           ----------
                                                            1,736,762

BEVERAGES--1.99%
Anheuser-Busch Companies,
  Incorporated                                      3,000     139,500
Coca-Cola Company                                   5,700     229,254
PepsiCo, Incorporated                               2,900     111,128
                                                           ----------
                                                              479,882

BIOTECHNOLOGY--0.54%
Amgen Incorporated*                                 2,400     131,136

BUILDING PRODUCTS--0.40%
American Standard Companies
  Incorporated*                                     1,400      95,914

CHEMICALS--0.76%
Dow Chemical Company (The)                          3,000      81,900
E.I. Du Pont de Nemours and Company                 2,800     102,676
                                                           ----------
                                                              184,576

COMMERCIAL SERVICES & SUPPLIES--1.03%
Banta Corporation                                   5,000     142,450
H & R Block, Incorporated                           2,600     105,482
                                                           ----------
                                                              247,932

COMMUNICATIONS EQUIPMENT--1.47%
Cisco Systems, Incorporated*                       22,000     307,560
Motorola, Incorporated                              2,000      16,840
QUALCOMM Incorporated*                                900      31,122
                                                           ----------
                                                              355,522

COMPUTERS & PERIPHERALS--2.82%
Dell Computer Corporation*                          6,600  $  177,936
EMC Corporation*                                   19,200     141,888
Hewlett-Packard Company                             1,700      26,945
International Business
  Machines Corporation                              3,600     280,620
Sun Microsystems, Incorporated*                    15,900      54,696
                                                           ----------
                                                              682,085

CONTAINERS & PACKAGING--0.35%
Sealed Air Corporation*                             2,300      83,421

DIVERSIFIED FINANCIALS--3.83%
American Express Company                            3,400     114,172
Citigroup, Incorporated                            13,800     460,092
Countrywide Credit Industries,
  Incorporated                                      2,600     138,814
Morgan Stanley                                      5,800     213,730
                                                           ----------
                                                              926,808

DIVERSIFIED TELECOMMUNICATION SERVICES--2.55%
Alltel Corporation                                  7,400     321,308
SBC Communications Incorporated                     7,600     158,080
Verizon Communications                              3,980     137,628
                                                           ----------
                                                              617,016

ELECTRIC UTILITIES--1.81%
Ameren Corporation                                  2,900     113,071
CenterPoint Energy, Incorporated                    5,200      24,180
Constellation Energy Group                          4,800     125,856
DTE Energy Company                                  3,800     157,472
Reliant Resources, Incorporated*                    3,975      16,099
                                                           ----------
                                                              436,678

ENERGY EQUIPMENT & SERVICES--0.97%
Schlumberger Limited                                3,800     158,118
Tidewater, Incorporated                             2,500      76,550
                                                           ----------
                                                              234,668

FOOD PRODUCTS--3.04%
ConAgra Foods, Incorporated                         5,800     133,806
H.J. Heinz Company                                  2,500      76,750
McCormick & Company, Incorporated                  10,400     240,552
Sara Lee Corporation                                6,900     136,620
Sensient Technologies Corporation                   7,100     146,970
                                                           ----------
                                                              734,698

FOOD & DRUG RETAILING--0.24%
SUPERVALU Incorporated                              4,100      57,072

                                                 SHARES      VALUE
HEALTHCARE EQUIPMENT & SUPPLIES--1.47%
Abbott Laboratories                                 4,000  $  142,480
Beckman Coulter, Incorporated                       6,100     201,910
Zimmer Holdings, Incorporated*                        260      11,541
                                                           ----------
                                                              355,931

HEALTHCARE PROVIDERS & SERVICES--0.40%
Health Management Associates,
  Incorporated (Class A)                            3,600      64,512
Tenet Healthcare Corporation*                       1,750      31,798
                                                           ----------
                                                               96,310

HOTELS, RESTAURANTS & LEISURE--0.66%
Starwood Hotels & Resorts
  Worldwide, Incorporated                           7,000     158,270

HOUSEHOLD DURABLES--1.00%
Black & Decker Corporation                          6,600     242,220

HOUSEHOLD PRODUCTS1.55%
Kimberly-Clark Corporation                          2,100      96,243
Procter & Gamble Company                            3,400     278,324
                                                           ----------
                                                              374,567

INDUSTRIAL CONGLOMERATES--3.42%
3M Company                                          1,700     213,129
Danaher Corporation                                 1,900     123,538
General Electric Company                           20,400     490,620
                                                           ----------
                                                              827,287

INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.07%
Electronic Data Systems Corporation                   600       9,342
Sungard Data Systems Incorporated*                    400       7,872
                                                           ----------
                                                               17,214

INSURANCE--2.20%
American International Group,
  Incorporated                                      5,431     267,694
CIGNA Corporation                                   1,600      68,752
Prudential Financial, Incorporated                  5,500     165,165
Travelers Property Casualty
  Corporation (Class A)                               649      10,157
Travelers Property Casualty
  Corporation (Class B)                             1,223      19,446
                                                           ----------
                                                              531,214

LEISURE EQUIPMENT & PRODUCTS--0.70%
Brunswick Corporation                               9,000     170,100

MACHINERY--0.88%
Caterpillar Incorporated                            2,200     103,400
Ingersoll-Rand Company (Class A)                    2,800     110,460
                                                           ----------
                                                              213,860

MEDIA--1.71%
Comcast Corporation (Special Class A)*              2,000  $   56,180
Cox Communications,
  Incorporated (Class A)*                           1,600      47,440
Viacom Incorporated (Class B)*                      3,800     141,094
Walt Disney Company (The)                           9,900     168,894
                                                           ----------
                                                              413,608

METALS & MINING--0.25%
Alcoa Incorporated                                  3,000      61,500

MULTI-LINE RETAIL--2.36%
Federated Department Stores,
  Incorporated*                                     5,600     142,800
Wal-Mart Stores, Incorporated                       8,900     427,734
                                                           ----------
                                                              570,534

OIL & GAS--3.71%
Anadarko Petroleum Corporation                      1,700      78,336
BP p.l.c. ADR                                       4,892     186,434
ChevronTexaco Corporation                           2,500     160,425
Exxon Mobil Corporation                             6,200     210,924
Royal Dutch Petroleum Company ADR                   4,000     158,680
Unocal Corporation                                  3,900     102,765
                                                           ----------
                                                              897,564

PAPER & FOREST PRODUCTS--0.40%
International Paper Company                         1,200      42,036
Weyerhaeuser Company                                1,100      54,835
                                                           ----------
                                                               96,871

PERSONAL PRODUCTS--0.29%
Gillette Company (The)                              2,300      69,437

PHARMACEUTICALS--7.48%
Allergan, Incorporated                              1,600     102,720
Bristol-Myers Squibb Company                        5,500     128,150
Johnson & Johnson                                   8,800     461,560
Merck & Company, Incorporated                       5,100     269,025
Pfizer, Incorporated                               16,075     479,356
Pharmacia Corporation                               3,200     132,224
Watson Pharmaceuticals, Incorporated*               4,200     129,906
Wyeth                                               3,000     105,750
                                                           ----------
                                                            1,808,691

ROAD & RAIL--0.50%
USFreightways Corporation                           5,000     121,550

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.60%
Applied Materials, Incorporated*                      900      11,682
Intel Corporation                                  20,600     355,350
Texas Instruments Incorporated                      1,200      20,100
                                                           ----------
                                                              387,132

                                                 SHARES      VALUE
SOFTWARE--2.50%
Microsoft Corporation                              22,200  $  526,140
Oracle Corporation*                                 3,500      41,860
VERITAS Software Corporation*                       2,100      35,763
                                                           ----------
                                                              603,763

SPECIALTY RETAIL--1.03%
Home Depot, Incorporated (The)                      5,900     138,355
Lowe's Companies, Incorporated                      2,800     110,040
                                                           ----------
                                                              248,395

TRADING COMPANIES & DISTRIBUTORS--0.44%
W.W. Grainger, Incorporated                         2,300     105,869
                                                           ----------
                 TOTAL COMMON STOCK--65.25%
                        (Cost $16,665,970)                 15,773,865
                                                           ----------

                                                  FACE
                                                 AMOUNT
BONDS AND NOTES

AUTO COMPONENTS--2.14%
Cooper Tire & Rubber Company,
  7.75%, 12/15/09                              $  450,000     517,159

BANKS--2.34%
Royal Bank of Scotland, yankee bond,
  6.40%, 04/01/09                                 500,000     565,450

DIVERSIFIED FINANCIALS--2.23%
Morgan (J.P.) & Company, Incorporated,
  6.00%, 01/15/09                                 500,000     538,231

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.85%
Koninklijke Philips Electronics,
  yankee bond, 8.375%, 09/15/06                   600,000     689,392

INDUSTRIAL CONGLOMERATES--3.26%
Tyco International Group, yankee bond,
  5.875%, 11/01/04                                800,000     788,000

INSURANCE--2.16%
The Mony Group Incorporated,
  8.35%, 03/15/10                                 500,000     521,498

REAL ESTATE--2.39%
Weingarten Realty Investors,
  7.35%, 07/20/09                                 500,000     577,649

TRANSPORTATION INFRASTRUCTURE--3.31%
Hertz Corporation, 7.40%, 03/01/11                455,000     430,408
Union Tank Car Company,
  6.63%, 10/03/04                                 345,000     369,341
                                                           ----------
                                                              799,749

U S GOVERNMENT AGENCY SECURITIES--4.32%
Federal Home Loan Bank
  5.10%, 12/14/07                                 500,000     522,430
Federal Home Loan Mortgage
  Corporation, 7.00%, 09/15/07                 $  443,820  $  459,086
Federal Home Loan Mortgage
  Corporation, Pool #298759,
  8.00%, 08/01/17                                   8,339       9,128
Federal Home Loan Mortgage
  Corporation, Pool #284839,
  8.50%, 01/01/17                                  10,820      11,836
Federal National Mortgage Association,
  Pool #048974, 8.00%, 06/01/17                    38,514      42,227
                                                           ----------
                                                            1,044,707

U S GOVERNMENT SECURITIES--4.32%
U S Treasury Note, 5.875%, 02/15/04             1,000,000   1,044,297
                                                           ----------
              TOTAL BONDS AND NOTES--29.32%
                          (Cost $6,575,014)                 7,086,132
                                                           ----------

                                                 SHARES
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.75% (a)                                           835         835
                                                           ----------
              TOTAL CASH EQUIVALENTS--0.00%
                                (Cost $835)                       835
                                                           ----------

                                                 FACE
                                                AMOUNT
COMMERCIAL PAPER

COMMERCIAL SERVICES & SUPPLIES--3.72%
Viad Corporation, 1.35%, 03/05/03            $     899,000        898,865

OFFICE ELECTRONICS--1.03%
Eastman Kodak
  Company, 1.40%, 03/03/03                         250,000        249,981
                                                            -------------
              TOTAL COMMERCIAL PAPER--4.75%
                          (Cost $1,148,846)                     1,148,846
                                                            -------------
                  TOTAL INVESTMENTS--99.32%
                         (Cost $24,390,665)                    24,009,678
                                                            -------------
                    CASH AND OTHER ASSETS,
                    LESS LIABILITIES--0.68%                       165,241
                                                            -------------
                        NET ASSETS--100.00%                 $  24,174,919
                                                            =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in securities, at value (Cost $24,390,665)                                                   $  24,009,678
Cash                                                                                                               469
Prepaid expenses                                                                                                11,293
Receivable for:
   Capital stock sold                                                                                           11,732
   Dividends                                                                                                    34,553
   Interest                                                                                                    138,540
   Expense Reimbursement                                                                                         1,882
Other assets                                                                                                    15,067
                                                                                                         -------------
                                                                                           TOTAL ASSETS     24,223,214
                                                                                                         -------------
LIABILITIES
Capital stock reacquired                                                                                         1,042
Accrued:
   Investment advisory fee                                                                                      13,867
   Service fee                                                                                                   4,622
   Distribution fee                                                                                              5,516
Other liabilities                                                                                               23,248
                                                                                                         -------------
                                                                                      TOTAL LIABILITIES         48,295
                                                                                                         -------------
                                                          NET ASSETS (applicable to shares outstanding)  $  24,174,919
                                                                                                         =============

NET ASSETS:
Class A                                                                                                  $   2,975,405
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $   1,856,322
----------------------------------------------------------------------------------------------------------------------
Class T                                                                                                  $  19,343,192
----------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                                                     $  24,174,919
                                                                                                         =============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                               50,000,000
   Outstanding                                                                                                 199,935
----------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                               25,000,000
   Outstanding                                                                                                 122,974
----------------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                               25,000,000
   Outstanding                                                                                               1,260,793
----------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                        $       14.88
   Offering price per share: (Net Assets value of $14.88/95.00%)                                         $       15.66
----------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                          $       15.10
----------------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                        $       15.34
   Offering price per share: (Net Assets value of $15.34/94.25%)                                         $       16.28
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                                                                $     178,305
Interest                                                                                                       276,046
                                                                                                         -------------
                                                                                TOTAL INVESTMENT INCOME        454,351
                                                                                                         -------------
EXPENSES
Investment advisory fees                                                                                        94,930
Service fees                                                                                                    31,643
Professional fees                                                                                                6,416
Custody and transaction fees                                                                                     9,010
Directors' fees                                                                                                  4,491
Qualification fees                                                                                              12,528
Shareholder reporting expenses                                                                                   4,018
Insurance expenses                                                                                               4,146
Distribution fees                                                                                               11,228
Other expenses                                                                                                       8
                                                                                                         -------------
                                                                                         TOTAL EXPENSES        178,418
                                                                               LESS EXPENSES REIMBURSED        (14,882)
                                                                                                         -------------
                                                                                           NET EXPENSES        163,536
                                                                                                         -------------
INVESTMENT INCOME--NET                                                                                         290,815
                                                                                                         -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                           (846,275)
   Change in unrealized depreciation of investments for the period                                            (854,184)
                                                                                                         -------------
NET LOSS ON INVESTMENTS                                                                                     (1,700,459)
                                                                                                         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $  (1,409,644)
                                                                                                         =============

STATEMENT OF CHANGES IN NET ASSETS

                                                            (UNAUDITED)
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                           FEBRUARY 28,        AUGUST 31,
                                                         ----------------   ----------------
                                                               2003               2002
                                                         ----------------   ----------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                $        290,815   $        689,458
   Net realized gain (loss) on investments                       (846,275)           303,181
   Change in unrealized depreciation                             (854,184)        (2,776,835)
                                                         ----------------   ----------------
   Net decrease in net assets resulting from operations        (1,409,644)        (1,784,196)
                                                         ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                      (42,805)           (77,849)
     Class B                                                      (22,578)           (45,601)
     Class T                                                     (274,420)          (573,591)
   Capital gains
     Class A                                                           --                 --
     Class B                                                           --                 --
     Class T                                                           --                 --
                                                         ----------------   ----------------
     Total distributions to shareholders                         (339,803)          (697,041)
                                                         ----------------   ----------------
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                        6,475            742,333
     Class B                                                     (112,309)           383,569
     Class T                                                     (889,044)        (1,153,675)
                                                         ----------------   ----------------
     Total net capital share transactions                        (994,878)           (27,773)
                                                         ----------------   ----------------
TOTAL DECREASE                                                 (2,744,325)        (2,509,010)
NET ASSETS
   Beginning of period                                         26,919,244         29,428,254
                                                         ----------------   ----------------
   End of period                                         $     24,174,919   $     26,919,244
                                                         ================   ================

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period.

SM&R BALANCED FUND

                                                                        CLASS T SHARES
                                                       ----------------------------------------------
                                                       (UNAUDITED)
                                                        SIX MONTHS          YEAR         EIGHT MONTHS
                                                          ENDED             ENDED           ENDED
                                                       FEBRUARY 28,       AUGUST 31,      AUGUST 31,
                                                       ------------      ------------    ------------
                                                           2003              2002            2001
                                                       ------------      ------------    ------------
     Net Asset Value, Beginning of Period              $      16.42      $      17.91    $      19.40
     Investment income--net                                    0.19              0.43            0.31
     Net realized and unrealized gain (loss) on
      investments                                             (1.06)            (1.50)          (1.58)
                                                       ------------      ------------    ------------
              Total from Investment Operations                (0.87)            (1.07)          (1.27)
     Less distributions from
        Investment income--net                                (0.21)            (0.42)          (0.22)
        Capital gains                                            --                --              --
                                                       ------------      ------------    ------------
                           Total Distributions                (0.21)            (0.42)          (0.22)
                                                       ------------      ------------    ------------
     Net Asset Value, End of Period                    $      15.34      $      16.42    $      17.91
                                                       ============      ============    ============
                              Total Return (1)                (4.27)%**         (6.07)%         (6.54)%**
                                                       ============      ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $     19,343      $     21,631    $     24,798
     Ratio of expenses with reimbursement to average
      net assets                                               1.25%*            1.25%           1.25%*
     Ratio of expenses without reimbursement
      to average net assets                                    1.29%*            1.27%           1.25%*
     Ratio of net investment income to
      average net assets                                       2.36%*            2.47%           2.52%*
     Portfolio turnover rate                                  22.27%            25.80%          14.77%

                                                                             CLASS T SHARES
                                                       ------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                       ------------    ------------    ------------    ------------
                                                           2000            1999            1998            1997
                                                       ------------    ------------    ------------    ------------
     Net Asset Value, Beginning of Period              $      20.67    $      19.63    $      18.32    $      17.90
     Investment income--net                                    0.56            0.42            0.48            0.57
     Net realized and unrealized gain (loss) on
      investments                                              0.01            1.84            1.96            2.50
                                                       ------------    ------------    ------------    ------------
              Total from Investment Operations                 0.57            2.26            2.44            3.07
     Less distributions from
        Investment income--net                                (0.55)          (0.42)          (0.47)          (0.59)
        Capital gains                                         (1.29)          (0.80)          (0.66)          (2.06)
                                                       ------------    ------------    ------------    ------------
                           Total Distributions                (1.84)          (1.22)          (1.13)          (2.65)
                                                       ------------    ------------    ------------    ------------
     Net Asset Value, End of Period                    $      19.40    $      20.67    $      19.63    $      18.32
                                                       ============    ============    ============    ============
                              Total Return (1)                 3.64%          11.87%          13.83%          17.46%
                                                       ============    ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)$19,343  $     28,223    $     30,146    $     29,367    $     25,838
     Ratio of expenses with reimbursement to average
      net assets                                               1.25%           1.25%           1.25%           1.26%
     Ratio of expenses without reimbursement
      to average net assets                                    1.34%           1.41%           1.37%           1.36%
     Ratio of net investment income to
      average net assets                                       2.63%           2.15%           2.55%           3.02%
     Portfolio turnover rate                                  13.17%          18.01%          16.01%          27.52%

                                                                                             CLASS A
                                                                                              SHARES
                                                                      --------------------------------------------------------
                                                                        (UNAUDITED)
                                                                         SIX MONTHS             YEAR             EIGHT MONTHS
                                                                            ENDED               ENDED                ENDED
                                                                        FEBRUARY 28,          AUGUST 31,          AUGUST 31,
                                                                      ---------------      ---------------     ---------------
                                                                           2003                 2002                2001
                                                                      ---------------      ---------------     ---------------
     Net Asset Value, Beginning of Period                             $         15.93      $         17.44     $         18.93
     Investment income--net                                                      0.17                 0.39                0.23
     Net realized and unrealized gain (loss) on investments                     (1.01)               (1.47)              (1.53)
                                                                      ---------------      ---------------     ---------------
                                  Total from Investment Operations              (0.84)               (1.08)              (1.30)
     Less distributions from
        Investment income--net                                                  (0.21)               (0.43)              (0.19)
        Capital gains                                                              --                   --                  --
                                                                      ---------------      ---------------     ---------------
                                               Total Distributions              (0.21)               (0.43)              (0.19)
                                                                      ---------------      ---------------     ---------------
     Net Asset Value, End of Period                                   $         14.88      $         15.93     $         17.44
                                                                      ===============      ===============     ===============
                                                  Total Return (1)              (4.23)%**            (6.29)%             (6.87)%**
                                                                      ===============      ===============     ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                        $         2,975      $         3,183     $         2,713
     Ratio of expenses with reimbursement to average net assets (2)              1.30%*               1.45%               1.50%*
     Ratio of expenses without reimbursement to average net assets               1.73%*               1.73%               1.50%*
     Ratio of net investment income to average net assets                        2.30%*               2.27%               1.98%*
     Portfolio turnover rate                                                    22.27%               25.80%              14.77%

                                                                                     CLASS A
                                                                                      SHARES
                                                                      ------------------------------------
                                                                                             PERIOD FROM
                                                                           YEAR            JANUARY 1, 1999
                                                                           ENDED                 TO
                                                                        DECEMBER 31,        DECEMBER 31,
                                                                      ---------------      ---------------
                                                                           2000                 1999
                                                                      ---------------      ---------------
     Net Asset Value, Beginning of Period                             $         20.30      $         19.63
     Investment income--net                                                      0.37                 0.47
     Net realized and unrealized gain (loss) on investments                     (0.06)                1.47
                                                                      ---------------      ---------------
                                  Total from Investment Operations               0.31                 1.94
     Less distributions from
        Investment income--net                                                  (0.39)               (0.47)
        Capital gains                                                           (1.29)               (0.80)
                                                                      ---------------      ---------------
                                               Total Distributions              (1.68)               (1.27)
                                                                      ---------------      ---------------
     Net Asset Value, End of Period                                   $         18.93      $         20.30
                                                                      ===============      ===============
                                                  Total Return (1)               3.35%               10.13%
                                                                      ===============      ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                        $         2,512      $         1,777
     Ratio of expenses with reimbursement to average net assets (2)              1.50%                1.51%
     Ratio of expenses without reimbursement to average net assets               1.92%                1.51%
     Ratio of net investment income to average net assets                        2.40%                1.87%
     Portfolio turnover rate                                                    13.17%               18.01%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for class A and 1.80% for class B.

See notes to financial statements.

                                                                                       CLASS B
                                                                                       SHARES
                                                 ----------------------------------------------------------------------------------
                                                  (UNAUDITED)                                                         PERIOD FROM
                                                  SIX MONTHS           YEAR        EIGHT MONTHS         YEAR        JANUARY 1, 1999
                                                    ENDED              ENDED          ENDED             ENDED             TO
                                                 FEBRUARY 28,       AUGUST 31,      AUGUST 31,       DECEMBER 31,     DECEMBER 31,
                                                 ------------      ------------    ------------      ------------   ---------------
                                                     2003              2002            2001              2000            1999
                                                 ------------      ------------    ------------      ------------   ---------------
     Net Asset Value, Beginning of Period        $      16.18      $      17.72    $      19.26      $      20.64   $         19.63
     Investment income--net                              0.13              0.30            0.20              0.35              0.40
     Net realized and unrealized gain (loss)
      on investments                                    (1.03)            (1.47)          (1.59)            (0.08)             1.81
                                                 ------------      ------------    ------------      ------------   ---------------
               Total from Investment Operations         (0.90)            (1.17)          (1.39)             0.27              2.21
     Less distributions from
       Investment income--net                           (0.18)            (0.37)          (0.15)            (0.36)            (0.40)
       Capital gains                                       --                --              --             (1.29)            (0.80)
                                                 ------------      ------------    ------------      ------------   ---------------
                            Total Distributions         (0.18)            (0.37)          (0.15)            (1.65)            (1.20)
                                                 ------------      ------------    ------------      ------------   ---------------
     Net Asset Value, End of Period              $      15.10      $      16.18    $      17.72      $      19.26   $         20.64
                                                 ------------      ------------    ------------      ------------   ---------------
                               Total Return (1)         (4.60)%**         (6.69)%         (7.23)%**          2.79%            11.52%
                                                 ============      ============    ============      ============   ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)   $      1,856      $      2,105    $      1,917      $      2,081   $         1,119
     Ratio of expenses with reimbursement to
       average net assets (2)                            1.80%*            1.95%           2.00%*            2.00%             2.01%
     Ratio of expenses without reimbursement to
       average net assets                                2.24%*            2.22%           2.00%*            2.23%             2.01%
     Ratio of net investment income to
       average net assets                                1.80%*            1.77%           1.55%*            1.89%             1.36%
     Portfolio turnover rate                            22.27%            25.80%          14.77%            13.17%            18.01%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for class A and 1.80% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R GOVERNMENT BOND FUND

                                                                 INTEREST/
CORPORATE BONDS                                   MATURITY        STATED          FACE
                                                    DATE          RATE(%)        AMOUNT         VALUE
AUTOMOBILES--3.21%
General Motors Corporation                          05/01/08          6.375   $  1,000,000   $  1,021,588

DIVERSIFIED FINANCIALS--8.18%
GATX Financial Corporation                          06/01/09          8.875      1,000,000        913,576
J.P. Morgan Chase Company                           02/15/08          6.375      1,000,000      1,110,840
MBNA Master Credit Card Trust                       02/15/12          7.000        500,000        581,164
                                                                                             ------------
                                                                                                2,605,580
GAS UTILITIES--5.44%
KeySpan Corporation                                 11/15/10          7.625      1,000,000      1,205,078
National Fuel Gas Company                           02/01/04          7.750        500,000        528,099
                                                                                             ------------
                                                                                                1,733,177
                                                                                             ------------
                TOTAL CORPORATE BONDS--16.83%
                            (COST $5,112,645)                                                   5,360,345
                                                                                             ------------
FOREIGN BONDS

U S DOLLAR DENOMINATED
 FOREIGN GOVERNMENT BONDS1.76%
Province of Quebec, Canada                          02/15/09          5.750        500,000        560,179
                                                                                             ------------
                   TOTAL FOREIGN BONDS--1.76%
                              (COST $463,763)                                                     560,179
                                                                                             ------------
U S GOVERNMENT AGENCY AND
 U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--63.68%
Federal Home Loan Bank                              08/05/04          7.380      1,000,000      1,080,411
Federal Home Loan Bank                              08/15/05          3.250        600,000        619,882
Federal Home Loan Bank                              10/25/05          6.230        150,000        166,460
Federal Home Loan Mortgage Corporation              01/15/05          1.875      2,000,000      2,009,694
Federal Home Loan Mortgage Corporation              08/01/05          6.750        165,000        184,545
Federal Home Loan Mortgage Corporation              09/15/05          2.875        500,000        512,472
Federal Home Loan Mortgage Corporation              03/15/07          7.000        230,251        241,830
Federal Home Loan Mortgage Corporation              09/15/07          7.000        443,820        459,086
Federal Home Loan Mortgage Corporation              06/15/27          7.500        249,465        254,541
Federal National Mortgage Association               04/15/04          3.625      2,000,000      2,050,368
Federal National Mortgage Association               09/12/05          6.550        100,000        111,808
Federal National Mortgage Association               06/18/07          4.750      2,000,000      2,074,290
Federal National Mortgage Association               07/25/07          7.000        219,991        226,831
Federal National Mortgage Association               03/16/09          6.320        250,000        263,664
Federal National Mortgage Association               05/18/09          6.500      1,500,000      1,538,254
Federal National Mortgage Association               01/15/10          7.250        500,000        611,009
Federal National Mortgage Association               08/01/12          5.250        700,000        740,562
Federal National Mortgage Association               09/15/12          4.375      1,900,000      1,939,737
Federal National Mortgage Association               08/01/30          8.000         58,662         63,599
Freddie Mac                                         02/15/09          5.500      1,451,431      1,469,807
Government National Mortgage Association            03/20/27          6.000      2,000,000      2,094,822
Private Export Funding                              01/15/10          7.200      1,000,000      1,213,567
Tennessee Valley Authority                          12/15/17          6.250        300,000        348,170
                                                                                             ------------
                                                                                               20,275,409

                                                                 INTEREST/
CORPORATE BONDS                                   MATURITY        STATED          FACE
                                                    DATE          RATE(%)        AMOUNT         VALUE
U S GOVERNMENT SECURITIES--7.22%
U S Treasury Notes                                  05/15/09          5.500   $  1,000,000   $  1,139,648
U S Treasury Notes                                  08/15/10          5.750      1,000,000      1,158,398
                                                                                             ------------
                                                                                                2,298,046
                                                                                             ------------
              TOTAL U S GOVERNMENT AGENCY and
            U S GOVERNMENT SECURITIES--70.90%
                           (Cost $21,682,679)                                                  22,573,455
                                                                                             ------------
U S GOVERNMENT AND
  AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--9.60%
Federal Home Loan Bank                              03/14/03          1.240        228,000        227,898
Federal Home Loan Bank                              03/26/03          1.210        113,000        112,905
Federal Home Loan Bank                              03/26/03          1.220        198,000        197,832
Federal Home Loan Mortgage Corporation              03/31/03          1.220        913,000        912,071
Federal National Mortgage Association               03/03/03          1.220      1,085,000      1,084,926
Federal National Mortgage Association               03/10/03          1.240        375,000        374,884
Federal National Mortgage Association               03/12/03          1.220        145,000        144,946
                                                                                             ------------
              TOTAL U S GOVERNMENT AND AGENCY
                SHORT-TERM OBLIGATIONS--9.60%
                            (COST $3,055,462)                                                   3,055,462
                                                                                             ------------
CASH EQUIVALENTS

                                                                                SHARES
SM&R Money Market Fund, 0.75% (a)                                                   29,733         29,733
                TOTAL CASH EQUIVALENTS--0.09%
                               (COST $29,733)                                                      29,733
                                                                                             ------------
                    TOTAL INVESTMENTS--99.18%
                           (COST $30,344,282)                                                  31,579,174
                       CASH AND OTHER ASSETS,
                      LESS LIABILITIES--0.82%                                                     260,868
                                                                                             ------------
                    TOTAL NET ASSETS--100.00%                                                $ 31,840,042
                                                                                             ============

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value (Cost $30,344,282)                                       $ 31,579,174
Prepaid expenses                                                                                  19,366
Receivable for:
  Capital stock sold                                                                              14,139
  Interest                                                                                       262,111
  Expense reimbursement                                                                            5,582
Other assets                                                                                       2,782
                                                                                            ------------
                                                                          TOTAL ASSETS        31,883,154
                                                                                            ------------
LIABILITIES
Distribution payable                                                                               1,740
Capital stock reacquired                                                                           1,117
Accrued:
  Investment advisory fee                                                                         11,924
  Service fee                                                                                      5,962
  Distribution fee                                                                                 3,295
Other liabilities                                                                                 19,074
                                                                                            ------------
                                                                     TOTAL LIABILITIES            43,112
                                                                                            ------------
                                         NET ASSETS (applicable to shares outstanding)      $ 31,840,042
                                                                                            ============
NET ASSETS:

  Class A                                                                                   $  1,168,975
--------------------------------------------------------------------------------------------------------
  Class B                                                                                   $  1,520,236
--------------------------------------------------------------------------------------------------------
  Class T                                                                                   $ 29,150,831
--------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                                          $ 31,840,042
                                                                                            ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                                 100,001,150
  Outstanding                                                                                    106,282
--------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                 100,000,000
  Outstanding                                                                                    138,327
--------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                  23,000,000
  Outstanding                                                                                  2,682,531
--------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                            $      11.00
  Offering price per share: (Net Assets value of $11.00 / 95.25%)                           $      11.55
--------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                              $      10.99
--------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                            $      10.87
  Offering price per share: (Net Assets value of $10.87 / 95.5%)                            $      11.38
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited) SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                                                    $    727,624
                                                                                            ------------
EXPENSES
Investment advisory fees                                                                          74,340
Service fees                                                                                      37,170
Professional fees                                                                                  5,766
Custody and transaction fees                                                                       4,735
Directors' fees                                                                                    4,491
Qualification fees                                                                                11,991
Shareholder reporting expenses                                                                     1,714
Insurance expenses                                                                                 3,883
Distribution fees                                                                                  2,971
Other expenses                                                                                         8
                                                                                            ------------
                                                                        TOTAL EXPENSES           147,069
                                                              LESS EXPENSES REIMBURSED           (35,588)
                                                                                            ------------
                                                                          NET EXPENSES           111,481
                                                                                            ------------
INVESTMENT INCOME--NET                                                                           616,143
                                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                               484,279
  Change in unrealized appreciation of investments for the period                               (154,107)
                                                                                            ------------
NET GAIN ON INVESTMENTS                                                                          330,172
                                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    946,315
                                                                                            ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                           (UNAUDITED)
                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                           FEBRUARY 28,      AUGUST 31,
                                                                         ----------------   ------------
                                                                               2003             2002
                                                                         ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $        616,143   $  1,333,729
  Net realized gain (loss) on investments                                         484,279       (185,626)
  Change in unrealized appreciation (depreciation)                               (154,107)       477,148
                                                                         ----------------   ------------
  Net increase in net assets resulting from operations                            946,315      1,625,251
                                                                         ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                       (27,044)       (52,795)
    Class B                                                                       (20,975)       (19,629)
    Class T                                                                      (577,415)    (1,251,921)
                                                                         ----------------   ------------
    Total distributions to shareholders                                          (625,434)    (1,324,345)
                                                                         ----------------   ------------
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                        21,379        502,024
    Class B                                                                       746,315        538,590
    Class T                                                                     2,048,760      1,246,357
                                                                         ----------------   ------------
    Total net capital share transactions                                        2,816,454      2,286,971
                                                                         ----------------   ------------
TOTAL INCREASE                                                                  3,137,335      2,587,877
NET ASSETS
  Beginning of Period                                                          28,702,707     26,114,830
                                                                         ----------------   ------------
  End of Period                                                          $     31,840,042   $ 28,702,707
                                                                         ================   ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period.

SM&R GOVERNMENT BOND FUND

                                                                             CLASS T SHARES
                                           ------------------------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS
                                              ENDED
                                           FEBRUARY 28,                          YEAR ENDED AUGUST 31,
                                           ------------      ------------------------------------------------------------------
                                               2003             2002          2001          2000          1999          1998
                                           ------------      ----------    ----------    ----------    ----------    ----------
     Net Asset Value, Beginning of Period  $      10.75      $    10.64    $    10.05    $    10.10    $    10.60    $    10.42
     Investment income--net                        0.23            0.52          0.58          0.59          0.59          0.64
     Net realized and unrealized gain
      (loss) on investments                        0.12            0.11          0.59         (0.05)        (0.50)         0.20
                                           ------------      ----------    ----------    ----------    ----------    ----------
         Total from Investment Operations          0.35            0.63          1.17          0.54          0.09          0.84
     Less distributions from
      Investment income--net                      (0.23)          (0.52)        (0.58)        (0.59)        (0.59)        (0.66)
                                           ------------      ----------    ----------    ----------    ----------    ----------
                      Total Distributions         (0.23)          (0.52)        (0.58)        (0.59)        (0.59)        (0.66)
                                           ------------      ----------    ----------    ----------    ----------    ----------
     Net Asset Value, End of Period        $      10.87      $    10.75    $    10.64    $    10.05    $    10.10    $    10.60
                                           ============      ==========    ==========    ==========    ==========    ==========
                         Total Return (1)          4.03%**         6.08%        11.90%         5.58%         0.76%         8.31%
                                           ============      ==========    ==========    ==========    ==========    ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period
      (000's omitted)                      $     29,151      $   26,807    $   25,278    $   22,928    $   23,368    $   23,982
     Ratio of expenses with reimbursement
      to average net assets (2)                    0.73%*          0.93%         0.97%         0.98%         1.00%         1.00%
     Ratio of expenses without
      reimbursement to average net assets          0.91%*          0.95%         0.97%         0.98%         1.11%         1.00%
     Ratio of net investment income to
      average net assets                           4.16%*          4.92%         5.55%         5.91%         5.58%         6.08%
     Portfolio turnover rate                      45.03%          25.87%        14.01%        30.87%        22.86%        32.71%

                                                                                    CLASS A SHARES
                                                       -------------------------------------------------------------------------
                                                        (UNAUDITED)                                                PERIOD FROM
                                                        SIX MONTHS                                               JANUARY 1, 1999
                                                          ENDED                                                        TO
                                                       FEBRUARY 28,             YEAR ENDED AUGUST 31,              AUGUST 31,
                                                       ------------     --------------------------------------   ---------------
                                                           2003            2002          2001          2000           1999
                                                       ------------     ----------    ----------    ----------   ---------------
     Net Asset Value, Beginning of Period              $      10.88     $    10.75    $    10.14    $    10.20   $         10.62
     Investment income--net                                    0.23           0.48          0.53          0.57              0.30
     Net realized and unrealized gain
      (loss) on investments                                    0.12           0.13          0.61         (0.06)            (0.42)
                                                       ------------     ----------    ----------    ----------   ---------------
         Total from Investment Operations                      0.35           0.61          1.14          0.51             (0.12)
     Less distributions from
      Investment income--net                                  (0.23)         (0.48)        (0.53)        (0.57)            (0.30)
                                                       ------------     ----------    ----------    ----------   ---------------
                      Total Distributions                     (0.23)         (0.48)        (0.53)        (0.57)            (0.30)
                                                       ------------     ----------    ----------    ----------   ---------------
     Net Asset Value, End of Period                    $      11.00     $    10.88    $    10.75    $    10.14   $         10.20
                                                       ============     ==========    ==========    ==========   ===============
                         Total Return (1)                      4.03%**        5.82%        11.46%         5.15%            (1.17)%**
                                                       ============     ==========    ==========    ==========   ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period
      (000's omitted)                                  $      1,169     $    1,137    $      626   $      127    $            69
     Ratio of expenses with reimbursement
      to average net assets (2)                                0.73%*         1.12%         1.25%         1.25%             1.25%*
     Ratio of expenses without
      reimbursement to average net assets
     Ratio of net investment income                            1.69%*         1.80%         1.27%         1.29%             1.42%*
      to average net assets                                    4.16%*         4.73%         5.25%         5.68%             5.25%*
     Portfolio turnover rate                                  45.03%         25.87%        14.01%        30.87%            22.86%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

                                                                                    CLASS B SHARES
                                                       -------------------------------------------------------------------------
                                                        (UNAUDITED)                                                PERIOD FROM
                                                        SIX MONTHS                                               JANUARY 1, 1999
                                                          ENDED                                                         TO
                                                       FEBRUARY 28,             YEAR ENDED AUGUST 31,               AUGUST 31,
                                                       ------------     --------------------------------------   ---------------
                                                           2003            2002          2001          2000           1999
                                                       ------------     ----------    ----------    ----------   ---------------
     Net Asset Value, Beginning of Period              $      10.86     $    10.74    $    10.14    $    10.16   $         10.62
     Investment income--net                                    0.19           0.43          0.48          0.49              0.33
     Net realized and unrealized gain
      (loss) on investments                                    0.13           0.12          0.60         (0.02)            (0.46)
                                                       ------------     ----------    ----------    ----------   ---------------
                Total from Investment Operations               0.32           0.55          1.08          0.47             (0.13)
     Less distributions from
      Investment income--net                                  (0.19)         (0.43)        (0.48)        (0.49)            (0.33)
                                                       ------------     ----------    ----------    ----------   ---------------
                             Total Distributions              (0.19)         (0.43)        (0.48)        (0.49)            (0.33)
                                                       ------------     ----------    ----------    ----------   ---------------
     Net Asset Value, End of Period                    $      10.99     $    10.86    $    10.74    $    10.14   $         10.16
                                                       ============     ==========    ==========    ==========   ===============
                                Total Return (1)               3.76%**        5.27%        10.88%         4.74%            (1.30)%**
                                                       ============     ==========    ==========    ==========   ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period
      (000's omitted)                                  $      1,520     $      758    $      211    $       78   $             8
     Ratio of expenses with reimbursement
      to average net assets (2)                                1.23%*         1.57%         1.75%         1.75%             1.75%*
     Ratio of expenses without
      reimbursement to average net assets                      2.02%*         2.61%         1.79%         1.84%             1.77%*
     Ratio of net investment income to
      average net assets                                       3.61%*         4.20%         4.69%         5.12%             4.86%*
     Portfolio turnover rate                                  45.03%         25.87%        14.01%        30.87%            22.86%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R TAX FREE FUND

MUNICIPAL BONDS

                                                                                            INTEREST/
                                                                                MATURITY     STATED       FACE
RATING(a)                                                                         DATE       RATE(%)     AMOUNT       VALUE
            CALIFORNIA--3.44%
A2/A        California State General Obligation Bonds Unlimited                  06/01/11       5.250  $   25,000  $     26,305
Aaa/AAA     Sacramento, California Municipal Utility District Electric
              Revenue Bonds, Series I                                            01/01/15       5.750     200,000       211,756
Aaa/AAA     San Francisco, California City and County Sewer
              Revenue Refunding Bonds                                            10/01/16       5.375     250,000       255,090
                                                                                                                   ------------
                                                                                                                        493,151
            FLORIDA--11.87%
Aaa/AAA     Dade County, Florida Water & Sewer System Revenue Bonds              10/01/16       5.375     400,000       446,884
Aaa/NR      Jacksonville, Florida Health Facilities Authority Industrial
              Development Revenue Bonds (National Benevolent
              Association), Series B VRD (b)                                     03/01/30       1.050     200,000       200,000
Aaa/AAA     Miami-Dade County Solid Waste System Revenue Bonds                   10/01/18       4.750     400,000       413,108
Aaa/AAA     Miami-Dade County, Florida Expressway Authority Toll
              System Revenue Bonds                                               07/01/29       6.375     400,000       489,780
Aaa/AAA     State of Florida- State Board of Education, Public
              Education Capital Outlay Bonds, 1992 Series E                      06/01/19       5.750     145,000       154,888
                                                                                                                   ------------
                                                                                                                      1,704,660
            ILLINOIS--11.45%
Aaa/AAA     Chicago, Illinois-General Obligation Bonds Unlimited                 01/01/25       5.125     100,000       101,396
Aaa/AAA     Chicago, Illinois-Park District General Obligation
              Bonds Unlimited, Series C                                          01/01/16       4.850     230,000       238,747
Aa2/AA+     Illinois Health Facilities Authority-Revenue Bonds, Series A,
              (Northwestern Memorial Hospital)                                   08/15/24       6.000     100,000       103,142
Aa2/AA+     Illinois Health Facilities Authority-Revenue Bonds, Series 1994A,
              (Northwestern Memorial Hospital)                                  08/15/14       6.100     200,000       215,260
Aaa/AAA     Illinois Health Facilities Authority-Revenue Bonds, Series B,
              (Blessing Hospital) VRD (b)                                        11/15/29       1.100     150,000       150,000
Aaa/AAA     Regional Transportation Authority of Illinois Revenue Bonds,
              Refunding MBIA                                                     06/01/18       5.500     200,000       217,008
Aaa/NR      Rockford, Illinois-General Obligation Bonds Unlimited                12/15/18       4.500     180,000       182,304
Aa2/AAA     State of Illinois-Build Illinois Bonds, Sales Tax Revenue
              Bonds, Series V                                                    06/15/17       6.375     200,000       226,998
Aaa/AAA     State of Illinois-General Obligation Bonds Unlimited                 03/01/19       5.000     200,000       208,568
                                                                                                                   ------------
                                                                                                                      1,643,423
            LOUISIANA--6.74%
Aaa/AAA     Louisiana Public Facilities Authority Hospital Revenue Bonds,
              Series C                                                           07/01/19       5.000     400,000       409,848
Aaa/AAA     New Orleans, Louisiana Sewer Service Revenue Bonds                   06/01/18       5.000     300,000       313,611
A3/BBB-     Plaquemines, Louisiana-Port, Harbour & Terminal District,
              Marine Terminal Facilities Revenue Bonds                           09/01/27       5.000     250,000       244,580
                                                                                                                   ------------
                                                                                                                        968,039
            MASSACHUSETTS--3.59%
Aaa/AAA     Massachusetts State Water Revenues Authority,
              General Purpose - Series A                                         11/01/21       5.500     450,000       515,633
            MISSOURI--0.70%
NR/AAA      Springfield, Missouri Industrial Development Authority
              Multifamily Housing Revenue Bonds VRD (b)                          12/01/19       1.050     100,000       100,000

MUNICIPAL BONDS

                                                                                            INTEREST/
                                                                                MATURITY     STATED       FACE
RATING(a)                                                                         DATE       RATE(%)     AMOUNT       VALUE
            NEW MEXICO--0.76%
Aaa/AAA     Central Consolidated School District No.22 San Juan County,
              New Mexico General Obligation School Building Bonds                08/15/09       5.300  $  100,000  $    108,888
            NEW YORK--8.12%
A2/A        New York City, New York-General Obligation Bonds Unlimited,
              Series J                                                           08/01/18       5.000     200,000       201,968
Aaa/AAA     New York City, New York- General Obligation Bonds Unlimited,
              Series J                                                           02/15/07       5.000     100,000       109,457
Aa2/AA+     New York City, New York-Transitional Financial Authority
              Revenue Bonds, Series C                                            05/01/19       5.000     250,000       260,480
Aaa/AAA     New York - State Tollway Authority Highway & Bridge
              Revenue Bonds, Series B                                            04/01/10       3.850     200,000       208,546
Aa3/AAA     Triborough Bridge & Tunnel Authority, New York,
              Revenue Bonds, General Purpose - Series B                          01/01/27       5.200     350,000       385,588
                                                                                                                   ------------
                                                                                                                      1,166,039
            NORTH CAROLINA--0.74%
Aaa/AAA     City of Charlotte, North Carolina-General Obligation Public
              Improvement Bonds, Series 1994                                     02/01/08       5.700     100,000       106,266
            OHIO--3.13%
Aaa/AAA     Franklin County, Ohio- General Obligation Bonds Limited              12/01/08       5.100     300,000       337,998
Aaa/AAA     Franklin County, Ohio- General Obligation Bonds Limited              12/01/11       5.300     100,000       111,891
                                                                                                                   ------------
                                                                                                                        449,889
            OKLAHOMA--0.43%
Aaa/NR      Oklahoma Housing Finance Agency-Single Family Mortgage
              Revenue Bonds (Homeownership Loan Program),
              1994 Series A-1 (c)                                               09/01/07       6.250      60,000         61,074
            OREGON--1.50%
A1/AAA      City of Portland, Oregon- Sewer System Revenue Bonds,
              1994 Series A                                                      06/01/15       6.250     200,000       214,884
            PENNSYLVANIA--0.71%
Aa2/AA      Pennsylvania State General Obligation Bonds Unlimited,
              Refunding & Projects-First Series                                  04/15/06       5.000     100,000       101,960
            RHODE ISLAND--0.72%
Aa2/AA+     Rhode Island Housing & Mortgage Financial Corporation,
              Homeownership Opportunity, Series 20-A                             04/01/17       6.150     100,000       103,384
            TENNESSEE--1.41%
A1/AA       Tennessee Housing Development Agency-Mortgage Finance
              Program Bonds, 1994 Series B (c)                                   01/01/09       6.200     200,000       202,574
            TEXAS--24.75%
Aaa/AAA     Austin, Texas - Community College District Revenue Bonds             02/01/10       4.000     100,000       104,983
Aaa/AAA     Baytown, Texas- Water and Sewer Revenue Bonds                        02/01/14       5.950     100,000       108,169
Aaa/AAA     Board of Regents of The University of Texas System-
              Permanent University Fund, Refunding Bonds, Series 1992A           07/01/13       6.250     155,000       188,390
Aaa/AAA     City of Austin, Texas-Combined Utility Systems Revenue
              Refunding Bonds, Series 1994                                       05/15/16       6.250      80,000        87,963
Aaa/AAA     College Station, Texas Utility Systems Revenue Bonds                 02/01/13       4.125     200,000       205,624
Aaa/AAA     College Station, Texas Utility Systems Revenue Bonds                 02/01/14       4.250      65,000        66,744

                                                                                            INTEREST/
                                                                                MATURITY     STATED       FACE
RATING(a)                                                                         DATE       RATE(%)     AMOUNT       VALUE
TEXAS--CONTINUED
Aaa/AAA     Collin County, Texas- Community College District,
              Consolidated Fund, Revenue Bonds                                   02/01/15       5.250  $  400,000  $    431,084
Aaa/AAA     Dallas-Fort Worth International Airport- Dallas-Fort Worth
              Regional Airport, Joint Revenue Refunding Bonds,
              Series 1994A                                                       11/01/10       6.000     100,000       107,708
Aaa/AAA     Dallas, Texas - Independent School District, General
              Obligation Bonds Unlimited                                         02/15/09       4.200     100,000       107,412
Aaa/NR      Flower Mound, Texas- Refunding and Improvement, General
              Obligation Bonds Unlimited                                         03/01/17       5.500     200,000       219,306
Aaa/NR      Galveston County, Texas- Public Improvements, General
              Obligation Bonds Unlimited                                         02/01/10       4.300      25,000        26,708
Aaa/NR      Galveston County, Texas- Public Improvements, General
              Obligation Bonds Limited                                           02/01/11       4.375     125,000       133,115
Aa1/AA+     Harris County, Texas- Tax and Revenue Certificates of
              Obligation, Series 1994                                            10/01/13       6.100     125,000       134,750
Aaa/AAA     League City, Texas - Public Improvements,
              General Obligation Bonds Limited                                   02/15/13       4.750     100,000       107,860
Aaa/AAA     Lubbock County, Texas - General Obligation Bonds Limited             02/15/17       5.500     250,000       280,345
Aaa/AAA     Mission Texas Consolidated Independent School District-
              General Obligation Bonds Unlimited                                 02/15/18       4.500     200,000       201,768
Aaa/AAA     Rockwell, Texas - Waterworks & Sewer
              General Obligation Bonds Limited                                   08/01/11       3.700     115,000       116,949
AAA/NR      Tarrant County Health Facilities Development Corporation-
              Health System Revenue Bonds, (Harris Methodist Health
              System), Series 1994 (d)                                           09/01/14       6.000     200,000       239,112
Aaa/AAA     Texas Turnpike Authority- Dallas North Tollway System
              Revenue Bonds, Series 1995 (President George Bush Turnpike)        01/01/15       5.400     100,000       109,767
Aaa/AAA     Waco, Texas - General Obligation Bonds Limited                       02/01/16       4.000     250,000       247,505
Aaa/NR      Weslaco, Texas Independent School District
              General Obligation Bonds                                           02/15/13       5.650     100,000       110,067
Aaa/AAA     West University Place, Texas- General Obligation Bonds
              Limited, Permanent Improvement                                     02/01/14       5.650     100,000       111,557
NR/AAA      Wylie, Texas Independent School District General Obligation
              Bonds Unlimited                                                    08/15/12       4.375     100,000       105,670
                                                                                                                   ------------
                                                                                                                      3,552,556
            UTAH--3.00%
Aa2/NR      Eagle Mountain, Utah - Gas & Electric Revenue Bonds VRD (b)          12/01/25       1.000     300,000       300,000
Aa1/AAA     Utah Housing Finance Agency- Single Family Mortgage Bonds,
              1995 Issue A, (Federally Insured or Guaranteed
              Mortgage Loans) (c)                                                07/01/12       7.150      15,000        15,638
Aa1/NR      Utah State Housing Financial Agency-Single Family
              Mortgage Bonds, Series F1                                          07/01/13       6.000      40,000        41,256
Aa2/AA      Utah State Housing Financial Agency-Single Family
              Revenue Bonds (c)                                                  07/01/21       6.000      70,000        74,056
                                                                                                                   ------------
                                                                                                                        430,950
            WASHINGTON--9.78%
Aaa/AAA     City of Richland, Washington- Water and Sewer Improvement
              Revenue Bonds, 1993                                                04/01/07       5.550     300,000       304,230

                                                                                            INTEREST/
                                                                                MATURITY     STATED       FACE
RATING(a)                                                                         DATE       RATE(%)     AMOUNT       VALUE
WASHINGTON--CONTINUED
NR/AAA      King County, Washington- Department of Metropolitan Services,
              Limited Tax General Obligation Bonds, 1994 Series A                01/01/08       5.800  $  200,000  $    211,760
Aa1/AA+     King County, Washington- Limited Tax General Obligation
              and Refunding Bonds, 1993 Series A                                 12/01/10       6.000     100,000       103,727
Aa1/AA+     Port of Seattle, Washington-General Obligation Bonds (c)             05/01/14       5.750     100,000       103,845
Aaa/AAA     Seattle, Washington-Municipal Light & Power
              Revenue Bonds, Series B                                            06/01/24       5.000     100,000       101,279
Aa1/AA+     State of Washington- General Obligation Bonds, Series 1994B          05/01/09       5.750     100,000       105,448
Aa1/AA+     State of Washington- General Obligation Bonds, Series 1994B          09/01/16       6.000     100,000       107,272
Aa1/AA+     State of Washington- General Obligation Bonds Unlimited, Series B    05/01/18       5.500     300,000       337,833
Aaa/AAA     Washington State Public Power Supply System Nuclear
              Project Number 1 Refunding Revenue Bonds, Series C                 07/01/10       5.500      25,000        28,143
                                                                                                                   ------------
                                                                                                                      1,403,537
            WISCONSIN--1.40%
Aa2/AA      City of Green Bay- General Obligation Refunding Bonds,
              Series 1994B                                                       04/01/09       5.900     200,000       200,882
                                                                                                                   ------------
                                             TOTAL MUNICIPAL BONDS--94.24%
                                                        (Cost $12,597,989)                                           13,527,789

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES4.41%
Federal Farm Credit Banks                                                        03/03/03       1.210     200,000       199,987
Federal Home Loan Bank                                                           03/12/03       1.220     114,000       113,957
Federal National Mortgage Association                                            03/10/03       1.240     195,000       194,940
Federal National Mortgage Association                                            03/12/03       1.230     125,000       124,953
                                                                                                                   ------------
                                TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM
                                                        OBLIGATIONS--4.41%
                                                           (Cost $633,837)                                              633,837
                                                                                                                   ------------
CASH EQUIVALENTS                                                                                         SHARES
SM&R Money Market Fund, 0.75% (e)                                                                          26,888        26,888
                                                                                                                   ------------
                                             TOTAL CASH EQUIVALENTS--0.19%
                                                            (Cost $26,888)                                               26,888
                                                                                                                   ------------
                                                   TOTAL INVESTMENTS98.84%
                                                        (Cost $13,258,714)                                           14,188,514
                            CASH AND OTHER ASSETS, LESS LIABILITIES--1.16%                                              166,792
                                                                                                                   ------------
                                                 TOTAL NET ASSETS--100.00%                                         $ 14,355,306
                                                                                                                   ============

ABBREVIATIONS
VRD - Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)  Security subject to the alternative minimum tax.
(d) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(e) The rate quoted is the annualized seven-day yield of the fund at February 28, 2003. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)
SM&R TAX FREE FUND

ASSETS
Investment in securities, at value (Cost $13,258,714)                                       $ 14,188,514
Prepaid expenses                                                                                  25,425
Receivable for:
Investment security sold                                                                              30
  Capital stock sold                                                                                 225
  Interest                                                                                       159,907
  Expense reimbursement                                                                            3,954
Other assets                                                                                       3,211
                                                                                            ------------
                                                                           TOTAL ASSETS       14,381,266
                                                                                            ------------
LIABILITIES
Distribution payable                                                                               2,869
Capital stock reacquired                                                                           1,031
Accrued:
  Investment advisory fee                                                                          5,401
  Service fee                                                                                      2,701
  Distribution fee                                                                                 1,274
Other liabilities                                                                                 12,685
                                                                                            ------------
                                                                      TOTAL LIABILITIES           25,961
                                                                                            ------------
                                          NET ASSETS (applicable to shares outstanding)     $ 14,355,305
                                                                                            ============
NET ASSETS:
Class A                                                                                     $    631,580
--------------------------------------------------------------------------------------------------------
Class B                                                                                     $    521,273
--------------------------------------------------------------------------------------------------------
Class T                                                                                     $ 13,202,453
--------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                                        $ 14,355,306
                                                                                            ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                $100,000,101
  Outstanding                                                                                     57,473
--------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                 100,000,000
  Outstanding                                                                                     47,452
--------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                  21,000,000
  Outstanding                                                                                  1,212,708
--------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                            $      10.99
  Offering price per share: (Net Assets value of $10.99/95.25%)                             $      11.54
--------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                              $      10.99
--------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                            $      10.89
  Offering price per share: (Net Assets value of $10.89/95.5%)                              $      11.40
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2003 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                                                    $    348,330
                                                                                            ------------
EXPENSES
Investment advisory fees                                                                          34,049
Service fees                                                                                      17,025
Professional fees                                                                                  3,466
Custody and transaction fees                                                                       2,654
Directors' fees                                                                                    4,491
Qualification fees                                                                                10,013
Shareholder reporting expenses                                                                       364
Insurance expenses                                                                                 2,159
Distribution fees                                                                                  2,469
Other expenses                                                                                         8
                                                                                            ------------
                                                                         TOTAL EXPENSES           76,698
                                                               LESS EXPENSES REIMBURSED          (24,331)
                                                                                            ------------
                                                                           NET EXPENSES           52,367
                                                                                            ------------
INVESTMENT INCOME--NET                                                                           295,963
                                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                                  16,512
Change in unrealized appreciation of investments for the period                                   86,105
                                                                                            ------------
NET GAIN ON INVESTMENTS                                                                          102,617
                                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    398,580
                                                                                            ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                           (UNAUDITED)
                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                            FEBRUARY 28,     AUGUST 31,
                                                                         ----------------   ------------
                                                                               2003             2002
                                                                         ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $        295,963   $    543,366
  Net realized gain on investments                                                 16,512             --
  Change in unrealized appreciation                                                86,105        109,065
                                                                         ----------------   ------------
  Net increase in net assets resulting from operations                            398,580        652,431
                                                                         ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                        (9,283)       (12,919)
    Class B                                                                        (9,314)       (10,159)
    Class T                                                                      (263,720)      (514,001)
                                                                         ----------------   ------------
    Total distributions from shareholders                                        (282,317)      (537,079)
                                                                         ----------------   ------------
CAPITAL SHARE TRANSACTIONS - NET
    Class A                                                                       242,014        135,841
    Class B                                                                         3,664        330,031
    Class T                                                                       623,768        663,554
                                                                         ----------------   ------------
    Total net capital share transactions                                          869,446      1,129,426
                                                                         ----------------   ------------
TOTAL INCREASE                                                                    985,709      1,244,778
NET ASSETS
  Beginning of Period                                                          13,369,597     12,124,819
                                                                         ----------------   ------------
  End of Period                                                          $     14,355,306   $ 13,369,597
                                                                         ================   ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

SM&R TAX FREE FUND

                                                                              CLASS T SHARES
                                           ------------------------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED
                                           FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                           ------------      ------------------------------------------------------------------
                                               2003             2002          2001          2000          1999          1998
                                           ------------      ----------    ----------    ----------    ----------    ----------
     Net Asset Value, Beginning of Period  $      10.80      $    10.71    $    10.25    $    10.14    $    10.64    $    10.27
     Investment income--net                        0.23            0.46          0.48          0.49          0.48          0.49
     Net realized and unrealized gain
      (loss) on investments                        0.08            0.08          0.48          0.12         (0.50)         0.37
                                           ------------      ----------    ----------    ----------    ----------    ----------
        Total from Investment Operations           0.31            0.54          0.96          0.61         (0.02)         0.86
     Less distributions from
        Investment income--net                    (0.22)          (0.45)        (0.48)        (0.49)        (0.48)        (0.49)
        Capital gains                                --              --         (0.02)        (0.01)            -             -
                                           ------------      ----------    ----------    ----------    ----------    ----------
                     Total Distributions          (0.22)          (0.45)        (0.50)        (0.50)        (0.48)        (0.49)
                                           ------------      ----------    ----------    ----------    ----------    ----------
     Net Asset Value, End of Period        $      10.89      $    10.80    $    10.71    $    10.25    $    10.14    $    10.64
                                           ============      ==========    ==========    ==========    ==========    ==========
                        Total Return (1)           3.61%**         5.24%         9.59%         6.16%        (0.28)%        8.58%
                                           ============      ==========    ==========    ==========    ==========    ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period
      (000's omitted)                      $     13,202      $   12,472    $   11,700    $   11,030    $   11,218    $   11,058
     Ratio of expenses with reimbursement
      to average net assets (2)                    0.75%*          0.75%         0.75%         0.75%         0.73%         0.75%
     Ratio of expenses without
      reimbursement to average net assets          1.02%*          1.05%         1.08%         1.11%         1.23%         1.25%
     Ratio of net investment income to
      average net assets                           4.37%*          4.34%         4.59%         4.84%         4.53%         4.60%
     Portfolio turnover rate                       6.67%           8.80%         0.18%         7.61%         5.09%        12.77%

                                                                                   CLASS A SHARES
                                                     ---------------------------------------------------------------------------
                                                      (UNAUDITED)                                                PERIOD FROM
                                                      SIX MONTHS                                               JANUARY 1, 1999
                                                         ENDED                                                       TO
                                                      FEBRUARY 28,            YEAR ENDED AUGUST 31,              AUGUST 31,
                                                     ------------    --------------------------------------    ---------------
                                                         2003           2002          2001          2000             1999
                                                     ------------    ----------    ----------    ----------    ---------------
     Net Asset Value, Beginning of Period            $      10.89    $    10.80    $    10.33    $    10.22    $         10.68
     Investment income - net                                 0.22          0.43          0.46          0.46               0.21
     Net realized and unrealized gain (loss) on
      investments                                            0.09          0.09          0.49          0.12              (0.46)
                                                     ------------    ----------    ----------    ----------    ---------------
        Total from Investment Operations                     0.31          0.52          0.95          0.58              (0.25)
     Less distributions from
        Investment income--net                              (0.21)        (0.43)        (0.46)        (0.46)             (0.21)
        Capital gains                                          --            --         (0.02)        (0.01)                --
                                                     ------------    ----------    ----------    ----------    ---------------
                     Total Distributions                    (0.21)        (0.43)        (0.48)        (0.47)             (0.21)
                                                     ------------    ----------    ----------    ----------    ---------------
     Net Asset Value, End of Period                  $      10.99    $    10.89    $    10.80    $    10.33    $         10.22
                                                     ============    ==========    ==========    ==========    ===============
                         Total Return(1)                     3.58%**       4.99%         9.34%         5.86%             (2.37)%**
                                                     ============    ==========    ==========    ==========    ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                       $    631,580    $  384,438    $  245,697    $  211,755    $       194,917
     Ratio of expenses with reimbursement to
      average net assets(2)                                  0.75%*        0.93%         1.00%         1.00%              1.51%*
     Ratio of expenses without reimbursement to
      average net assets                                     2.74%*        1.26%         1.33%         1.35%              2.02%*
     Ratio of net investment income to average
      net assets                                             4.42%*        4.31%         4.34%         4.59%              3.69%*
     Portfolio turnover rate                                 6.67%         8.80%         0.18%         7.61%              5.09%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

                                                                                   CLASS B SHARES
                                                     ---------------------------------------------------------------------------
                                                      (UNAUDITED)                                               PERIOD FROM
                                                      SIX MONTHS                                               JANUARY 1, 1999
                                                         ENDED                                                       TO
                                                     FEBRUARY 28,             YEAR ENDED AUGUST 31,              AUGUST 31,
                                                     ------------    --------------------------------------    ---------------
                                                         2003           2002          2001          2000             1999
                                                     ------------    ----------    ----------    ----------    ---------------
     Net Asset Value, Beginning of Period            $      10.90    $    10.79    $    10.32    $    10.20    $         10.68
     Investment income--net                                  0.21          0.37          0.40          0.41               0.18
     Net realized and unrealized gain (loss) on
      investments                                            0.08          0.11          0.49          0.13              (0.48)
                                                     ------------    ----------    ----------    ----------    ---------------
        Total from Investment Operations                     0.29          0.48          0.89          0.54              (0.30)
     Less distributions from
        Investment income--net                              (0.20)        (0.37)        (0.40)        (0.41)             (0.18)
        Capital gains                                          --            --         (0.02)        (0.01)                --
                                                     ------------    ----------    ----------    ----------    ---------------
                     Total Distributions                    (0.20)        (0.37)        (0.42)        (0.42)             (0.18)
                                                     ------------    ----------    ----------    ----------    ---------------
     Net Asset Value, End of Period                  $      10.99    $    10.90    $    10.79    $    10.32    $         10.20
                                                     ============    ==========    ==========    ==========    ===============
                         Total Return(1)                     3.34%**       4.57%         8.74%         5.47%             (2.85)%**
                                                     ============    ==========    ==========    ==========    ===============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                       $    521,273    $  513,273    $  178,880    $  115,025    $       113,143
     Ratio of expenses with reimbursement to
      average net assets(2)                                 1.25%*         1.42%         1.50%         1.50%              2.01%*
     Ratio of expenses without reimbursement to
      average net assets                                     2.38%*        1.75%         1.84%         1.87%              2.52%*
     Ratio of net investment income to average
      net assets                                             3.86%*        3.65%         3.82%         4.12%              3.20%*
     Portfolio turnover rate                                 6.67%         8.80%         0.18%         7.61%              5.09%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R PRIMARY FUND

                                                                 INTEREST/
COMMERCIAL PAPER                                    MATURITY      STATED          FACE
                                                      DATE        RATE(%)        AMOUNT          VALUE
BEVERAGES--3.46%
PepsiAmericas Incorporated                          03/17/03          1.300   $    969,000   $    968,440
CHEMICALS--3.77%
Dow Chemical Company, (The)                         03/24/03          1.330      1,056,000      1,055,103
COMMERCIAL SERVICES & SUPPLIES--4.11%
Viad Corporation                                    04/08/03          1.330      1,151,000      1,149,383
COMMUNICATIONS EQUIPMENT--4.86%
Cox Enterprises Incorporated                        03/17/03          1.500      1,359,000      1,358,094
COMPUTERS & PERIPHERALS--3.57%
Motorola Incorporated                               03/04/03          1.400        999,000        998,883
DIVERSIFIED FINANCIALS--3.75%
General Motors Acceptance Corporation               03/20/03          1.450      1,049,000      1,048,197
ELECTRIC UTILITIES--15.35%
Cinergy Corporation                                 03/10/03          1.400        966,000        965,662
Dominion Resources Incorporated                     03/26/03          1.450      1,101,000      1,099,890
Exelon Corporation                                  03/11/03          1.350      1,246,000      1,245,532
Virginia Electric & Power Company                   03/12/03          1.400        981,000        980,580
                                                                                             ------------
                                                                                                4,291,664
FOOD PRODUCTS--2.67%
General Mills Incorporated                          04/11/03          1.360        748,000        746,840
FOOD & DRUG RETAILING--3.91%
Safeway Incorporated                                04/07/03          1.380      1,094,000      1,092,446
GAS UTILITIES--7.95%
Consolidated Natural Gas Company                    03/03/03          1.500      1,244,000      1,243,896
Laclede Gas Company                                 03/13/03          1.350        978,000        977,560
                                                                                             ------------
                                                                                                2,221,456
HOUSEHOLD DURABLES--3.24%
Centex Corporation                                  03/31/03          1.350        907,000        905,979
INDUSTRY CONGLOMERATES--4.13%
Federal Signal Corporation                          03/05/03          1.370      1,155,000      1,154,824
MACHINERY--3.81%
Ingersoll-Rand Company                              03/07/03          1.380      1,064,000      1,063,755
OFFICE ELECTRONICS--3.86%
Eastman Kodak Company                               03/21/03          1.400      1,079,000      1,078,161
OIL & GAS--7.88%
Questar Corporation                                 03/14/03          1.300      1,040,000      1,039,512
UOP                                                 03/17/03          1.400      1,163,000      1,162,276
                                                                                             ------------
                                                                                                2,201,788
PERSONAL PRODUCTS--4.09%
Universal Corporation                               03/18/03          1.400      1,145,000      1,144,243
TRANSPORTATION INFRASTRUCTURE--4.37%
Hertz Corporation                                   03/06/03          1.580      1,223,000      1,222,731
                                                                                             ------------
          TOTAL COMMERCIAL PAPER--84.78%
                       (COST $23,701,987)                                                      23,701,987
                                                                                             ------------

                                                                 INTEREST/
CORPORATE BONDS                                     MATURITY      STATED          FACE
                                                      DATE        RATE(%)        AMOUNT          VALUE
BUILDING PRODUCTS--0.82%
Armstrong World Industries, Incorporated (a)        08/15/03          6.350   $    500,000   $    230,000
COMMUNICATIONS EQUIPMENT--1.80%
TCI Communications, Incorporated                    05/01/03          6.375        500,000        503,645
DIVERSIFIED FINANCIAL--S2.85%
Household Finance Corporation                       08/15/03          6.250        265,000        270,346
Transamerica Financial Corporation                  05/14/04          6.370        500,000        525,536
                                                                                             ------------
                                                                                                  795,882
ELECTRIC UTILITIES--1.74%
West Penn Power Company                             06/01/04          6.375        500,000        485,170
HOTELS, RESTAURANTS & LEISURE--1.47%
Carnival Cruise Lines                               10/01/03          6.150        400,000        410,902
                                                                                             ------------
          TOTAL CORPORATE BONDS8.68%
                   (COST $2,657,511)                                                            2,425,599
                                                                                             ------------
MUNICIPAL BONDS

WATER & SEWER--1.90%
Lower Colorado River Authority, Texas Revenue
 Bonds, Refunding and Improvement Series C
 (Rating(b) Aaa/AAA)                                05/15/04          6.820        500,000        530,165
                                                                                             ------------
        TOTAL MUNICIPAL BONDS--1.90%
                     (COST $500,317)                                                              530,165
                                                                                             ------------
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--0.74%
Federal Home Loan Bank                              11/10/03          5.750        200,000        206,073
U S GOVERNMENT SECURITIES--3.81%
U S Treasury Bonds                                  02/15/29          5.250      1,000,000      1,066,602
                                                                                             ------------
     TOTAL U S GOVERNMENT AGENCY and
    U S GOVERNMENT SECURITIES--4.55%
                   (COST $1,084,413)                                                            1,272,675
                                                                                             ------------
           TOTAL INVESTMENTS--99.91%
                  (Cost $27,944,228)                                                           27,930,426
              CASH AND OTHER ASSETS,
             LESS LIABILITIES--0.09%                                                               26,250
                                                                                             ------------
           TOTAL NET ASSETS--100.00%                                                         $ 27,956,676
                                                                                             ============

NOTES TO SCHEDULE OF INVESTMENTS
(a)  Security is in default of interest.
(b) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investment in securities, at value (Cost $27,944,228)                                                      $  27,930,426
Cash                                                                                                                  90
Prepaid expenses                                                                                                     787
Receivable for:
  Capital stock sold                                                                                               2,939
  Interest                                                                                                        65,262
  Expense reimbursement                                                                                            1,849
Other assets                                                                                                       2,782
                                                                                                           -------------
                                                                                         TOTAL ASSETS         28,004,135
                                                                                                           -------------
LIABILITIES
Distribution payable                                                                                               1,997
Capital stock reacquired                                                                                          13,933
Accrued:
  Investment advisory fee                                                                                         10,697
  Service fee                                                                                                      5,349
Other liabilities                                                                                                 15,483
                                                                                                           -------------
                                                                                    TOTAL LIABILITIES             47,459
                                                                                                           -------------
                                                                                           NET ASSETS      $  27,956,676
                                                                                                           =============
Shares of capital stock outstanding, (2,176,000,000 shares authorized, $.01 par value per share)              28,124,934
                                                                                                           =============
Net asset value                                                                                            $        0.99
                                                                                                           =============

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2003 (Unaudited)

INVESTMENT INCOME
Interest                                                                                                   $     331,513
                                                                                                           -------------
EXPENSES
Investment advisory fees                                                                                          70,327
Service fees                                                                                                      35,164
Professional fees                                                                                                  3,116
Custody and transaction fees                                                                                       5,753
Directors' fees                                                                                                    4,491
Qualification fees                                                                                                   207
Shareholder reporting expenses                                                                                     1,109
Insurance expenses                                                                                                 4,103
Other expenses                                                                                                        44
                                                                                                           -------------
                                                                                       TOTAL EXPENSES            124,314
                                                                             LESS EXPENSES REIMBURSED            (12,387)
                                                                                                           -------------
                                                                                         NET EXPENSES            111,927
                                                                                                           -------------
INVESTMENT INCOME--NET                                                                                           219,586
                                                                                                           -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Change in unrealized depreciation of investments for the period                                                 (8,119)
                                                                                                           -------------
NET LOSS ON INVESTMENTS                                                                                           (8,119)
                                                                                                           -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $     211,467
                                                                                                           =============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                                                         (UNAUDITED)
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                         FEBRUARY 28,         AUGUST 31,
                                                                                       ----------------    ----------------
                                                                                             2003                2002
                                                                                       ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                               $        219,586    $        631,293
  Net realized loss on investments                                                                   --            (104,903)
  Change in unrealized depreciation                                                              (8,119)             27,022
                                                                                       ----------------    ----------------
  Net increase in net assets resulting from operations                                          211,467             553,412
                                                                                       ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                       (219,586)           (631,293)
                                                                                       ----------------    ----------------

CAPITAL SHARE TRANSACTION--NET                                                                  660,761          (4,475,120)
                                                                                       ----------------    ----------------
TOTAL INCREASE (DECREASE)                                                                       652,642          (4,553,001)
NET ASSETS
  Beginning of Period                                                                        27,304,034          31,857,035
                                                                                       ----------------    ----------------
  End of Period                                                                        $     27,956,676    $     27,304,034
                                                                                       ================    ================

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             ------------    ------------------------------------------------------------------
                                                 2003           2002          2001          2000          1999          1998
                                             ------------    ----------    ----------    ----------    ----------    ----------
     Net Asset Value, Beginning of Period    $       0.99    $     1.00    $     0.99    $     1.00    $     1.00    $     1.00
     Investment income--net                          0.01          0.02          0.05          0.06          0.05          0.05
     Net realized and unrealized gain
      (loss) on investments                            --         (0.01)         0.01         (0.01)           --            --
                                             ------------    ----------    ----------    ----------    ----------    ----------
        Total from Investment Operations             0.01          0.01          0.06          0.05          0.05          0.05
     Less distributions from
      Investment income--net                        (0.01)        (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
                                             ------------    ----------    ----------    ----------    ----------    ----------
                     Total Distributions            (0.01)        (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
                                             ------------    ----------    ----------    ----------    ----------    ----------
     Net Asset Value, End of Period          $       0.99    $     0.99    $     1.00    $     0.99    $     1.00    $     1.00
                                             ============    ==========    ==========    ==========    ==========    ==========
                            Total Return             0.78%**       1.33%         6.20%         4.68%         4.75%         5.15%
                                             ============    ==========    ==========    ==========    ==========    ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period
      (000's omitted)                        $     27,957    $   27,304    $   31,857    $   26,795    $   30,838    $   34,577
     Ratio of expenses with reimbursement
      to average net assets                          0.80%*        0.80%         0.80%         0.80%         0.80%         0.80%
     Ratio of expenses without reimbursement
      to average net assets                          0.89%*        0.92%         0.97%         1.04%         1.06%         0.98%
     Ratio of net investment income to
      average net assets                             1.57%*        2.29%         5.10%         5.55%         4.66%         5.02%
     Portfolio turnover rate                           --            --            --         18.46%        30.47%           --

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2003 (Unaudited)

SM&R MONEY MARKET FUND

                                                                  INTEREST/
                                                    MATURITY       STATED         FACE
COMMERCIAL PAPER                                      DATE         RATE(%)       AMOUNT         VALUE
AEROSPACE & DEFENSE--4.68%
Honeywell International Incorporated                03/14/03          1.250   $  5,939,000  $   5,936,729
COMMERCIAL SERVICES & SUPPLIES--4.89%
Pitney Bowes, Incorporated                          03/13/03          1.250      6,200,000      6,197,846
DIVERSIFIED FINANCIALS--9.52%
General Electric Capital Corporation                04/08/03          1.255      5,299,000      5,292,348
General Motors Acceptance Corporation               03/20/03          1.450      1,169,000      1,168,199
International Lease Finance Corporation             03/06/03          1.280      5,611,000      5,610,401
                                                                                            -------------
                                                                                               12,070,948
ELECTRIC UTILITIES--3.94%
Florida Power & Light Company                       03/05/03          1.250      5,000,000      4,999,652
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.46%
Sharp Electronics Corporation                       03/18/03          1.280      3,120,000      3,118,335
HEALTH CARE EQUIPMENT & SUPPLIES--4.02%
Becton Dickson & Company                            04/21/03          1.260      5,100,000      5,091,241
METALS & MINING--4.75%
Alco Incorporated                                   03/21/03          1.250      6,027,000      6,023,233
PHARMACEUTICALS--3.87%
Schering-Plough Corporation                         05/22/03          1.240      4,925,000      4,911,424
TOBACCO--4.30%
Philip Morris Companies Incorporated                03/04/03          1.260      5,456,000      5,455,809
                                                                                            -------------
                 TOTAL COMMERCIAL PAPER--42.43%
                             (COST $53,805,217)                                                53,805,217
                                                                                            -------------
U S GOVERNMENT AND AGENCY
  SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--56.74%
Federal Home Loan Bank                              03/07/03          1.210      8,075,000      8,073,913
Federal Home Loan Bank                              03/28/03          1.230      7,810,000      7,803,328
Federal Home Loan Mortgage Corporation              03/11/03          1.220      9,881,000      9,878,320
Federal Home Loan Mortgage Corporation              03/25/03          1.220      7,557,000      7,551,365
Federal National Mortgage Association               03/03/03          1.210      8,160,000      8,160,000
Federal National Mortgage Association               03/10/03          1.220      9,625,000      9,622,715
Federal National Mortgage Association               03/12/03          1.215     10,479,000     10,475,815
Federal National Mortgage Association               03/17/03          1.230      3,390,000      3,388,378
Federal National Mortgage Association               03/31/03          1.210      6,990,000      6,983,419
                                                                                            -------------
                TOTAL U S GOVERNMENT AND AGENCY
                 SHORT-TERM OBLIGATIONS--56.74%
                             (COST $71,937,253)                                                71,937,253
                                                                                            -------------
                      TOTAL INVESTMENTS--99.17%
                            (COST $125,742,470)                                               125,742,470
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.83%                                                 1,048,482
                                                                                            -------------
                       TOTAL NET ASSETS 100.00%                                             $ 126,790,952
                                                                                            =============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2003 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investment in securities, at value                                                                       $ 125,742,470
Cash                                                                                                           360,486
Prepaid expenses                                                                                                50,654
Receivable from management company                                                                               9,885
Receivable for:
  Expense Reimbursement                                                                                          8,149
  Capital stock sold                                                                                         1,465,747
                                                                                                         -------------
                                                                                       TOTAL ASSETS        127,637,391
                                                                                                         -------------
LIABILITIES
Capital stock reaquired                                                                                        786,977
Accrued:
  Investment advisory fee                                                                                       23,905
  Service fee                                                                                                   22,959
Other liabilities                                                                                               12,598
                                                                                                         -------------
                                                                                  TOTAL LIABILITIES            846,439
                                                                                                         -------------
                                                                                         NET ASSETS      $ 126,790,952
                                                                                                         =============
Shares of capital stock outstanding, (2,000,000,000 shares authorized, $.01 par value per share)           126,790,952
                                                                                                         =============
Net asset value                                                                                          $        1.00
                                                                                                         =============

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2003 (Unaudited)

INVESTMENT INCOME
Interest                                                                                                 $     986,859
                                                                                                         -------------
EXPENSES
Investment advisory fees                                                                                       165,009
Service fees                                                                                                   156,802
Professional fees                                                                                                3,116
Custody and transaction fees                                                                                    11,179
Directors' fees                                                                                                  4,491
Qualification fees                                                                                              14,244
Shareholder reporting expenses                                                                                   1,732
Insurance expenses                                                                                              16,506
Other expenses                                                                                                     193
                                                                                                         -------------
                                                                                     TOTAL EXPENSES            373,272
                                                                           LESS EXPENSES REIMBURSED            (40,496)
                                                                                                         -------------
                                                                                       NET EXPENSES            332,776
                                                                                                         -------------
INVESTMENT INCOME--NET                                                                                   $     654,083
                                                                                                         =============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                                                                         (UNAUDITED)
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                         FEBRUARY 28,         AUGUST 31,
                                                                                       ----------------    ----------------
                                                                                             2003                2002
                                                                                       ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                               $        654,083    $      1,906,810
                                                                                       ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                       (654,083)         (1,906,810)
                                                                                       ----------------    ----------------

CAPITAL SHARE TRANSACTIONS--NET                                                             (27,819,055)         52,518,470
                                                                                       ----------------    ----------------
TOTAL INCREASE (DECREASE)                                                                   (27,819,055)         52,518,470
NET ASSETS
  Beginning of Period                                                                       154,610,007         102,091,537
                                                                                       ----------------    ----------------
  End of Period                                                                        $    126,790,952    $    154,610,007
                                                                                       ================    ================

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period.

                                                                                                                   PERIOD FROM
                                                       (UNAUDITED)                                                  JANUARY 1,
                                                       SIX MONTHS                                                      1999
                                                          ENDED                       YEAR ENDED                        TO
                                                      FEBRUARY 28,                    AUGUST 31,                    AUGUST 31,
                                                      ------------    ------------------------------------------   ------------
                                                          2003            2002           2001           2000           1999
                                                      ------------    ------------   ------------   ------------   ------------
     Net Asset Value, Beginning of Period             $       1.00    $       1.00   $       1.00   $       1.00   $       1.00
     Investment income--net                                   0.01            0.02           0.05           0.05           0.03
                                                      ------------    ------------   ------------   ------------   ------------
             Total from Investment Operations                 0.01            0.02           0.05           0.05           0.03
     Less distributions from
      Investment income--net                                 (0.01)          (0.02)         (0.05)         (0.05)         (0.03)
                                                      ------------    ------------   ------------   ------------   ------------
             Total Distributions                             (0.01)          (0.02)         (0.05)         (0.05)         (0.03)
                                                      ------------    ------------   ------------   ------------   ------------
     Net Asset Value, End of Period                   $       1.00    $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============    ============   ============   ============   ============
             Total Return                                     0.48%**         1.53%          4.92%          5.56%          2.89%**
                                                      ============    ============   ============   ============   ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)        $    126,791    $    154,610   $    102,092   $     54,258   $     10,681
     Ratio of expenses with reimbursement to
      average net assets                                      0.50%*          0.50%          0.49%          0.49%          0.50%*
     Ratio of expenses without reimbursement to
      average net assets                                      0.57%*          0.56%          0.49%          0.66%          1.22%*
     Ratio of net investment income to average
      net assets                                              0.99%*          1.48%          4.63%          5.58%          4.45%*

*    Ratios annualized

**   Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 2003 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Money Market Fund and Primary Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Fixed Income Funds have each been a series of the Company since March 16, 1992 for the Government Bond Fund and Primary Fund, since September 9, 1993 for the Tax Free Fund and January 1, 1999 for the Money Market Fund. The Growth Fund, Equity Income Fund and Balanced Fund were added as separate series of the Company as of January 1, 2001. Previously, they existed as separate mutual funds and were reported to shareholders as the SM&R Equity Funds. As of September 1, 2000, the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund were added as new series of the Company.

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund, each offer two classes of shares, they are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company. These funds still maintain a December 31 tax year end.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the interest method. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. The Fixed Income Funds have changed their tax year end from December 31 to August 31 and Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund have the same tax year end and fiscal year end. At August 31, 2002, the Government Bond Fund, Primary Fund, Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund had capital loss carryforwards that will expire in various years of approximately $222,000 -- 2003, $37,000 -- 2007, $252,000 -- 2009, $184,000 --
2009, $190,000 -- 2009 and $223,000 2009, respectively. At December 31, 2002, the Growth, Equity Income and Balanced Funds had capital loss carryforwards that will expire in 2009 of approximately $26,269,000, $1,658,000 and $84,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for the Primary and Money Market Funds whose transactions are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Company's fiscal year end.

EXPENSES:

Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

Any organizational costs for the new classes or series were paid by Securities Management and Research, Inc.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS:

             ALGER TECHNOLOGY FUND                                    1.35%
             ALGER AGGRESSIVE GROWTH FUND                             1.05%
             ALGER SMALL-CAP FUND                                     1.00%
             ALGER GROWTH FUND                                        0.85%

GROWTH, EQUITY INCOME AND BALANCED FUNDS

                                                                   INVESTMENT
             NET ASSETS                                           ADVISORY FEE
             Less than $100,000,000                                  0.750%
             $100,000,000--$200,000,000                              0.625%
             $200,000,000--$300,000,000                              0.500%
             More than $300,000,000                                  0.400%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund to Fred Alger Management, Inc. Fred Alger Management makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management's buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of these series. The series are not responsible for paying the sub-advisory fee directly.

FIXED INCOME FUNDS:
GOVERNMENT BOND AND TAX FREE FUNDS

                                                                   INVESTMENT
             NET ASSETS                                           ADVISORY FEE
             Less than $100,000,000                                   0.50%
             $100,000,000--$300,000,000                               0.45%
             More than $300,000,000                                   0.40%

PRIMARY FUND

             All average daily net assets                             0.50%

MONEY MARKET FUND

             All average daily net assets                             0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentagze of average daily net assets as follows:

          NET ASSETS                                           SERVICE FEES
          Less than $100,000,000                                   0.25%
          $100,000,000--$200,000,000                               0.20%
          $200,000,000--$300,000,000                               0.15%
          More than $300,000,000                                   0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per annum of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce all or any portion of any Funds' advisory fee, administration fee, and/or expenses. Until April 30, 2004, SM&R has agreed to reimburse expenses which exceed the following percentages of each funds' average daily net assets:

                                                     CLASS A   CLASS B   CLASS T
          Alger Technology Fund                      2.10%     2.75%
          Alger Aggressive Growth Fund               1.85%     2.50%
          Alger Small-Cap Fund                       1.90%     2.55%
          Alger Growth Fund                          1.70%     2.35%
          Growth Fund                                1.36%     1.86%       --
          Equity Income Fund                         1.26%     1.76%       --
          Balanced Fund                              1.30%     1.80%       --
          Government Bond Fund                       0.73%     1.23%     0.73%
          Tax Free Fund                              0.75%     1.25%     0.75%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary Fund, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

                                                                                DISTRIBUTION  SERVICE  TOTAL 12b-1
                                                                                     FEE        FEE        FEE
          Class A Shares                                                            0.25%         --       0.25%
          Class B Shares                                                            0.50%       0.25%      0.75%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH, ALGER SMALL-CAP AND ALGER GROWTH FUNDS

          Class A Shares                                                            0.35%         --       0.35%
          Class B Shares                                                            1.00%         --       1.00%

For the six months ended February 28, 2003, each series paid or accrued the following, as compensation under the Plans:

          Alger Technology Fund                                                               $   1,042
          Alger Aggressive Growth Fund                                                        $   2,833
          Alger Small-Cap Fund                                                                $   1,972
          Alger Growth Fund                                                                   $   4,493
          Growth Fund                                                                         $  15,157
          Equity Income Fund                                                                  $  27,101
          Balanced Fund                                                                       $  11,228
          Government Bond Fund                                                                $   2,971
          Tax Free Fund                                                                       $   2,469

SALES CHARGES:

During the six months ended February 28, 2003, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                                                                         SALES                SALES
                                                                        CHARGES              CHARGES
                                                                   RECEIVED BY SM&R   REALLOWED TO DEALERS
          Alger Technology Fund                                       $   4,155            $     113
          Alger Aggressive Growth                                     $   9,666            $     165
          Alger Small-Cap Fund                                        $  11,189            $     212
          Alger Growth Fund                                           $   8,689            $     646
          Growth Fund                                                 $  52,768            $   1,751
          Equity Income Fund                                          $  67,553            $   1,501
          Balanced Fund                                               $  18,478            $     588
          Government Bond Fund                                        $      --            $   1,014
          Tax Free Fund                                               $      --            $      --

For the six months ended February 28, 2003, SM&R received $45,255 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2003, SM&R and American National had the following ownership in these series:

                                                                      SM&R                      AMERICAN NATIONAL
                                                         -----------------------------   -------------------------------
                                                                     PERCENT OF SHARES                 PERCENT OF SHARES
                                                           SHARES       OUTSTANDING        SHARES         OUTSTANDING
          Growth Fund                                      224,799          0.71%           923,807           2.91%
          Equity Income Fund                                20,052          0.36%                --             --
          Balanced Fund                                    146,138          9.23%            69,574           4.39%
          Government Bond Fund                             612,820         20.94%           108,910           3.72%
          Tax Free Fund                                    154,212         11.70%                --             --
          Primary Fund                                      22,435          0.08%         6,019,356          21.04%
          Money Market Fund                              1,088,410          0.86%        89,990,762          70.98%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2003, Fred Alger Management, Inc. had the following ownership in these series:

                                                                                   PERCENT OF SHARES
                                                                         SHARES       OUTSTANDING
          Alger Technology Fund                                          25,000          10.90%
          Alger Aggressive Growth Fund                                   25,000           9.11%
          Alger Small-Cap Fund                                           25,000          12.48%
          Alger Growth Fund                                              25,000           7.23%

The Company pays directors' fees and expenses for all the disinterested directors.

Fred Alger and Company, Incorporated ("Alger Inc.") is an affiliated broker-dealer of Fred Alger Management. During the six months ended February 28, 2003, the Alger Technology Fund, Alger Aggressive Growth, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Alger Inc., in the amount of $1,896, $2,312, $1,140 and $5,200, respectively.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                            PURCHASES         SALES
          Alger Technology Fund                          $      617,589  $      518,356
          Alger Aggressive Growth                        $    1,100,112  $      884,655
          Alger Small-Cap Fund                           $      687,089  $      390,128
          Alger Growth Fund                              $    2,000,929  $    1,794,808
          Growth Fund                                    $   13,731,607  $   11,957,158
          Equity Income Fund                             $    2,959,587  $    5,656,497
          Balanced Fund                                  $    5,259,184  $    5,399,028
          Government Bond Fund                           $   14,148,894  $   12,327,576
          Tax Free Fund                                  $    1,029,091  $      890,100
          Primary                                        $           --  $           --

Gross unrealized appreciation and depreciation as of February 28, 2003, were as follows:

                                                          APPRECIATION    DEPRECIATION
          Alger Technology Fund                          $       26,834  $       21,758
          Alger Aggressive Growth Fund                   $       52,358  $       58,347
          Alger Small-Cap Fund                           $       46,516  $       66,852
          Alger Growth Fund                              $       44,075  $       94,373
          Growth Fund                                    $   14,631,916  $   14,543,792
          Equity Income Fund                             $   13,068,847  $   19,670,283
          Balanced Fund                                  $    1,670,161  $    2,051,148
          Government Bond Fund                           $    1,241,806  $        6,914
          Tax Free Fund                                  $      931,616  $        1,816
          Primary Fund                                   $      269,907  $      283,709

SM&R ALGER TECHNOLOGY FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sale of capital shares:
       Class A                                                            64,001   $     107,132          23,741   $      63,132
       Class B                                                             6,189          10,763          60,278         175,967
                                                                   -------------   -------------   -------------   -------------
       Total sale of capital shares                                       70,190         117,895          84,019         239,099
     Redemptions of capital shares outstanding:
       Class A                                                            (5,715)        (10,597)         (4,586)         (9,792)
       Class B                                                            (3,576)         (5,960)         (7,456)        (14,220)
                                                                   -------------   -------------   -------------   -------------
       Total redemptions of capital shares outstanding                    (9,291)        (16,557)        (12,042)        (24,012)
                                                                   -------------   -------------   -------------   -------------
     Net increase in capital shares outstanding                           60,899   $     101,338          71,977   $     215,087
                                                                                   =============                   =============
     Shares outstanding at beginning of period                           168,376                          96,399
                                                                   -------------                   -------------
     Shares outstanding at end of period                                 229,275                         168,376
                                                                   =============                   =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $     882,120
     Accumulated net realized loss on investments                                       (482,594)
     Net unrealized appreciation of investments                                            5,076
                                                                                   -------------
     Net Assets                                                                    $     404,602
                                                                                   =============

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sale of capital shares:
       Class A                                                            58,373   $     241,067          91,628   $     491,895
       Class B                                                            12,209          48,741          49,446         269,941
                                                                   -------------   -------------   -------------   -------------
       Total sale of capital shares                                       70,582         289,808         141,074         761,836
     Redemptions of capital shares outstanding:
       Class A                                                           (24,667)       (100,519)        (16,702)        (83,644)
       Class B                                                            (7,348)        (30,070)        (10,277)        (45,285)
                                                                   -------------   -------------   -------------   -------------
       Total redemptions of capital shares outstanding                   (32,015)       (130,589)        (26,979)       (128,929)
                                                                   -------------   -------------   -------------   -------------
     Net increase in capital shares outstanding                           38,567   $     159,219         114,095   $     632,907
                                                                                   =============                   =============
     Shares outstanding at beginning of period                           235,776                         121,681
                                                                   -------------                   -------------
     Shares outstanding at end of period                                 274,343                         235,776
                                                                   =============                   =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $   1,631,209
     Accumulated net realized loss on investments                                       (540,038)
     Net unrealized depreciation of investments                                           (5,989)
                                                                                   -------------
     Net Assets                                                                    $   1,085,182
                                                                                   =============

SM&R ALGER SMALL-CAP FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sale of capital shares:
       Class A                                                            56,725   $     247,205          55,486   $     277,683
       Class B                                                            20,127          87,162          24,056         131,363
                                                                   -------------   -------------   -------------   -------------
       Total sale of capital shares                                       76,852         334,367          79,542         409,046
     Redemptions of capital shares outstanding:
       Class A                                                           (16,930)        (70,858)         (7,925)        (37,700)
       Class B                                                            (8,249)        (34,806)         (6,598)        (36,641)
                                                                   -------------   -------------   -------------   -------------
       Total redemptions of capital shares outstanding                   (25,179)       (105,664)        (14,523)        (74,341)
                                                                   -------------   -------------   -------------   -------------
     Net increase in capital shares outstanding                           51,673   $     228,703          65,019   $     334,705
                                                                                   =============                   =============
     Shares outstanding at beginning of period                           148,630                          83,611
                                                                   -------------                   -------------
     Shares outstanding at end of period                                 200,303                         148,630
                                                                   =============                   =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $   1,154,979
     Accumulated net realized loss on investments                                       (312,934)
     Net unrealized depreciation of investments                                          (20,336)
                                                                                   -------------
     Net Assets                                                                    $     821,709
                                                                                   =============

SM&R ALGER GROWTH FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sale of capital shares:
       Class A                                                            50,727   $     223,160          73,786   $     432,982
       Class B                                                            17,703          76,060          80,789         484,354
                                                                   -------------   -------------   -------------   -------------
       Total sale of capital shares                                       68,430         299,220         154,575         917,336
     Redemptions of capital shares outstanding:
       Class A                                                           (13,253)        (59,000)        (16,682)        (94,347)
       Class B                                                            (7,072)        (30,869)         (8,133)        (39,001)
                                                                   -------------   -------------   -------------   -------------
       Total redemptions of capital shares outstanding                   (20,325)        (89,869)        (24,815)       (133,348)
                                                                   -------------   -------------   -------------   -------------
     Net increase in capital shares outstanding                           48,105   $     209,351         129,760   $     783,988
                                                                                   =============                   =============
     Shares outstanding at beginning of period                           297,654                         167,894
                                                                   -------------                   -------------
     Shares outstanding at end of period                                 345,759                         297,654
                                                                   =============                   =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $   2,227,471
     Accumulated net realized loss on investments                                       (749,544)
     Net unrealized depreciation of investments                                          (50,298)
                                                                                   -------------
     Net Assets                                                                    $   1,427,629
                                                                                   =============

SM&R GROWTH FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sales of capital shares:
       Class T                                                           759,070   $   2,337,166       1,274,483   $   4,883,579
       Class A                                                           113,267         345,811         768,187       2,814,039
       Class B                                                           109,684         327,816         272,508       1,025,923
                                                                   -------------   -------------   -------------   -------------
       Total sale of capital shares                                      982,021       3,010,793       2,315,178       8,723,541
     Investment income dividends reinvested:
       Class T                                                            94,857         295,008          95,757         370,138
       Class A                                                             4,089          12,471             550           2,226
       Class B                                                               901           2,711              --              --
                                                                   -------------   -------------   -------------   -------------
       Total investment income dividends reinvested                       99,847         310,190          96,307         372,364
     Distributions from net realized gains reinvested:
       Class T                                                                --              --              --              --
       Class A                                                                --              --              --              --
       Class B                                                                --              --              --              --
                                                                   -------------   -------------   -------------   -------------
       Total distributions from net realized gains                            --              --              --              --
     Redemptions of capital shares outstanding:
       Class T                                                        (2,167,499)     (6,653,695)     (3,682,628)    (13,836,271)
       Class A                                                          (299,922)       (882,321)       (518,832)     (1,969,856)
       Class B                                                          (156,274)       (478,578)       (125,501)       (455,132)
                                                                   -------------   -------------   -------------   -------------
       Total redemptions of capital shares outstanding                (2,623,695)     (8,014,594)     (4,326,961)    (16,261,259)
                                                                   -------------   -------------   -------------   -------------
     Net decrease in capital shares outstanding                       (1,541,827)  $  (4,693,611)     (1,915,476)  $  (7,165,354)
                                                                                   =============                   =============
     Shares outstanding at beginning of period                        33,293,394                      35,208,870
                                                                   -------------                   -------------
     Shares outstanding at end of period                              31,751,567                      33,293,394
                                                                   =============                   =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $ 122,284,002
     Undistributed net investment income                                                 101,051
     Accumulated net realized loss on investments                                    (28,563,718)
     Net unrealized appreciation of investments                                           88,124
                                                                                   -------------
     Net Assets                                                                    $  93,909,459
                                                                                   =============

SM&R EQUITY INCOME FUND

                                                                          SIX MONTHS ENDED                     YEAR ENDED
                                                                          FEBRUARY 28, 2003                  AUGUST 31, 2002
                                                                  -------------------------------     -----------------------------
                                                                      SHARES           AMOUNT            SHARES          AMOUNT
                                                                  --------------    -------------     -------------   -------------
     Sales of capital shares:
       Class T                                                           113,136    $   2,103,060          235,119    $   4,847,351
       Class A                                                            65,715        1,175,387           61,716        1,304,230
       Class B                                                            37,080          640,467           90,424        1,887,222
                                                                  --------------    -------------     -------------   -------------
       Total sale of capital shares                                      215,931        3,918,914          387,259        8,038,803
     Investment income dividends reinvested:
       Class T                                                            36,828          680,562           72,077        1,564,604
       Class A                                                             2,262           40,753            3,109           65,773
       Class B                                                             1,703           29,949            2,439           50,237
                                                                  --------------    -------------     -------------   -------------
       Total investment income dividends reinvested                       40,793          751,264           77,625        1,680,614
     Distributions from net realized gains reinvested:
       Class T                                                                --               --               --               --
       Class A                                                                --               --               --               --
       Class B                                                                --               --               --               --
                                                                  --------------    -------------     -------------   -------------
       Total distributions from net realized gains                            --               --               --               --
     Redemptions of capital shares outstanding:
       Class T                                                          (525,678)      (9,517,093)        (964,977)     (20,284,629)
       Class A                                                           (56,758)        (991,880)         (53,701)      (1,130,641)
       Class B                                                           (50,850)        (882,973)         (35,987)        (722,009)
                                                                  --------------    -------------     -------------   -------------
       Total redemptions of capital shares outstanding                  (633,286)     (11,391,946)      (1,054,665)     (22,137,279)
                                                                  --------------    -------------     -------------   -------------
     Net decrease in capital shares outstanding                         (376,562)   $  (6,721,768)        (589,781)   $ (12,417,862)
                                                                                    =============                     =============
     Shares outstanding at beginning of period                         5,902,320                         6,492,101
                                                                  --------------                      -------------
     Shares outstanding at end of period                               5,525,758                         5,902,320
                                                                  ==============                      =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid-in)                                                       $103,977,442
     Undistributed net investment income                                                                   244,116
     Accumulated net realized loss on investments                                                         (555,110)
     Net unrealized depreciation of investments                                                         (6,601,436)
                                                                                                      -------------
     Net Assets                                                                                       $ 97,065,012
                                                                                                      =============

SM&R BALANCED FUND

                                                                            SIX MONTHS ENDED                  YEAR ENDED
                                                                           FEBRUARY 28, 2003               AUGUST 31, 2002
                                                                  -------------------------------    ------------------------------
                                                                      SHARES           AMOUNT           SHARES           AMOUNT
                                                                  --------------    -------------    -------------    -------------
     Sales of capital shares:
       Class T                                                            28,043    $     439,788           51,387    $     878,565
       Class A                                                            45,621          692,479           65,415        1,090,710
       Class B                                                            16,575          256,165           41,977          721,435
                                                                  --------------    -------------    -------------    -------------
       Total sale of capital shares                                       90,239        1,388,432          158,779        2,690,710
     Investment income dividends reinvested:
       Class T                                                            16,811          265,398           32,086          553,023
       Class A                                                             2,796           42,794            4,640           77,832
       Class B                                                             1,428           22,215            2,634           44,850
                                                                  --------------    -------------    -------------    -------------
       Total investment income dividends reinvested                       21,035          330,407           39,360          675,705
     Distributions from net realized gains reinvested:
       Class T                                                                --               --               --               --
       Class A                                                                --               --               --               --
       Class B                                                                --               --               --               --
                                                                  --------------    -------------    -------------    -------------
       Total distributions from net realized gains reinvested                 --               --               --               --
     Redemptions of capital shares outstanding:
       Class T                                                          (101,413)        (150,750)      (2,585,263)
       Class A                                                           (48,315)        (728,798)         (25,796)        (426,209)
       Class B                                                           (25,151)        (390,689)         (22,690)        (382,716)
                                                                  --------------    -------------    -------------    -------------
       Total redemptions of captial shares outstanding                  (174,879)        (199,236)      (3,394,188)
                                                                  --------------    -------------    -------------    -------------
     Net decrease in capital shares outstanding                          (63,605)   $    (994,878)          (1,097)   $     (27,773)
                                                                                    =============                     =============
     Shares outstanding at beginning of period                         1,647,307                         1,648,404
                                                                  --------------                     -------------
     Shares outstanding at end of period                               1,583,702                         1,647,307
                                                                  ==============                     =============
     Net assets as of February 28, 2003, are comprised of the
      following:
     Capital (par value and additional paid in capital)                             $  24,470,018
     Undistributed net investment income                                                   82,024
     Accumulated net realized gain on investments                                           3,864
     Net unrealized depreciation of investments                                          (380,987)
                                                                                    -------------
     Net Assets                                                                     $  24,174,919
                                                                                    =============

SM&R GOVERNMENT BOND FUND

                                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                                           FEBRUARY 28, 2003                 AUGUST 31, 2002
                                                                  -------------------------------     ------------------------------
                                                                      SHARES           AMOUNT            SHARES           AMOUNT
                                                                  --------------    -------------     ------------    --------------
     Sale of capital shares:
       Class T                                                           186,453    $   2,012,567          114,148    $   1,215,319
       Class A                                                            55,478          605,865           86,597          934,084
       Class B                                                            76,800          836,008           51,016          547,721
                                                                  --------------    -------------     ------------    -------------
       Total sale of capital shares                                      318,731        3,454,440          251,761        2,697,124
     Investment income dividends reinvested:
       Class T                                                            52,473          566,527          115,312        1,224,009
       Class A                                                             2,476           27,045            4,931           52,875
       Class B                                                             1,832           20,002            1,617           17,326
                                                                  --------------    -------------     ------------    -------------
       Total investment income dividends reinvested                       56,781          613,574          121,860        1,294,210
     Redemptions of capital shares outstanding:
       Class T                                                           (49,158)        (530,334)        (112,686)      (1,192,971)
       Class A                                                           (56,214)        (611,531)         (45,265)        (484,935)
       Class B                                                           (10,082)        (109,695)          (2,469)         (26,457)
                                                                  --------------    -------------     ------------    -------------
       Total redemptions of capital shares outstanding                  (115,454)      (1,251,560)        (160,420)      (1,704,363)
                                                                  --------------    -------------     ------------    --------------
     Net increase in capital shares outstanding                          260,058    $   2,816,454          213,201    $   2,286,971
                                                                                    =============                     =============
     Shares outstanding at beginning of period                         2,667,082                         2,453,881
                                                                  --------------                      ------------
     Shares outstanding at end of period                               2,927,140                         2,667,082
                                                                  ==============                      ============
     Net assets as of February 28, 2003 are comprised of the
      following:
     Capital (par value and additional paid-in)                                     $  30,528,048
     Accumulated net realized gain on investments                                          77,102
     Net unrealized appreciation of investments                                         1,234,892
                                                                                    -------------
     Net Assets                                                                     $  31,840,042
                                                                                    =============

SM&R TAX FREE FUND

                                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                                          FEBRUARY 28, 2003                 AUGUST 31, 2002
                                                                 --------------------------------     -----------------------------
                                                                     SHARES            AMOUNT            SHARES          AMOUNT
                                                                 ---------------    -------------     ------------    -------------
     Sale of capital shares:
       Class T                                                            39,207    $     423,637           39,213    $     419,181
       Class A                                                            30,463          332,537           14,613          158,324
       Class B                                                               804            8,758           38,187          412,000
                                                                 ---------------    -------------     ------------    -------------
       Total sale of capital shares                                       70,474          764,932           92,013          989,505
     Investment income dividends reinvested:
       Class T                                                            23,017          249,281           45,740          485,660
       Class A                                                               849            9,283            1,202           12,869
       Class B                                                               852            9,313              948           10,159
                                                                 ---------------    -------------     ------------    -------------
       Total investment income dividends reinvested                       24,718          267,877           47,890          508,688
     Redemptions of capital shares outstanding:
       Class T                                                            (4,548)         (49,150)         (22,722)        (241,287)
       Class A                                                            (9,137)         (99,806)          (3,276)         (35,352)
       Class B                                                            (1,308)         (14,407)          (8,603)         (92,128)
                                                                 ---------------    -------------     ------------    -------------
       Total redemptions of capital shares outstanding                   (14,993)        (163,363)         (34,601)        (368,767)
                                                                 ---------------    -------------     ------------    -------------
     Net increase in capital shares outstanding                           80,199    $     869,446          105,302    $   1,129,426
                                                                                    =============                     =============
     Shares outstanding at beginning of period                         1,237,434                         1,132,132
                                                                 ---------------                      ------------
     Shares outstanding at end of period                               1,317,633                         1,237,434
                                                                 ===============                      ============
     Net assets as of February 28, 2003 are comprised of the
     following:
     Capital (par value and additional paid-in)                                     $  13,389,062
     Undistributed net investment income                                                   19,903
     Accumulated net realized gain on investments                                          16,541
     Net unrealized appreciation of investments                                           929,800
                                                                                    -------------
     Net Assets                                                                     $  14,355,306
                                                                                    =============

SM&R PRIMARY FUND

                                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                                         FEBRUARY 28, 2003                  AUGUST 31, 2002
                                                                 --------------------------------     -----------------------------
                                                                     SHARES            AMOUNT            SHARES          AMOUNT
                                                                 ---------------    -------------     ------------    -------------
     Sale of capital shares                                            2,763,711    $   2,737,576        8,010,726    $   7,941,021
     Investment income dividends reinvested                              209,638          207,932          592,000          587,485
     Redemptions of capital shares outstanding                        (2,306,659)      (2,284,747)     (13,077,161)     (13,003,626)
                                                                 ---------------    -------------     ------------    -------------
     Net increase (decrease) in capital shares outstanding               666,690    $     660,761       (4,474,435)   $  (4,475,120)
                                                                                    =============                     =============
     Shares outstanding at beginning of period                        27,458,244                        31,932,679
                                                                 ---------------                      ------------
     Shares outstanding at end of period                              28,124,934                        27,458,244
                                                                 ===============                      ============
     Net assets as of February 28, 2003 are comprised of the
      following:
     Capital (par value and additional paid-in)                                     $  28,111,730
     Accumulated net realized loss on investments                                        (141,252)
     Net unrealized depreciation of investments                                           (13,802)
                                                                                    -------------
     Net Assets                                                                     $  27,956,676
                                                                                    =============

SM&R MONEY MARKET FUND

                                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                                         FEBRUARY 28, 2003                AUGUST 31, 2002
                                                                   -----------------------------   -----------------------------
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                                   -------------   -------------   -------------   -------------
     Sale of capital shares                                          113,115,964   $ 113,115,964     265,270,963   $ 265,270,963
     Investment income dividends reinvested                              625,426         625,426       1,844,623       1,844,623
     Redemptions of capital shares outstanding                      (141,560,445)   (141,560,445)   (214,597,116)   (214,597,116)
                                                                   -------------   -------------   -------------   -------------
     Net increase (decrese) in capital shares outstanding            (27,819,055)  $ (27,819,055)     52,518,470   $  52,518,470
                                                                                   =============                   =============
     Shares outstanding at beginning of period                       154,610,007                     102,091,537
                                                                   -------------                   -------------
     Shares outstanding at end of period                             126,790,952                     154,610,007
                                                                   =============                   =============
     Net assets as of February 28, 2003 are comprised of the
      following:
     Capital (par value and additional paid-in)                                    $ 126,790,952
                                                                                   -------------
     Net Assets                                                                    $ 126,790,952
                                                                                   =============

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573


                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams
                               Frank P. Williamson

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

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                                HOW TO REACH US:

             INVESTOR SERVICES                        SALES AND MARKETING
              (800) 231-4639                            (800) 526-8346

     FUND QUOTES AND INVESTOR HOTLINE               TO REQUEST A PROSPECTUS
              (877) 239-2049                            (800) 231-4639


                     VISIT OUR WEBSITE AT: www.smrinvest.com

[SECURITIES MANAGEMENT AND RESEARCH, INC. LOGO]

                                    SECURITIES MANAGEMENT
                                    AND RESEARCH, INC.
                                    MANAGER & DISTRIBUTOR

                                    MEMBER NASD, SIPC

    2450 SOUTH SHORE BLVD., SUITE 400O LEAGUE CITY, TX 77573O (281) 334-2469


                               Form 9202S - 04/03